Individual Flexible Premium Variable Universal Life
                     Insurance Policies


             THE UNION CENTRAL LIFE INSURANCE COMPANY

                     CARILLON LIFE ACCOUNT

Home Office:
1876 Waycross Road
Cincinnati, Ohio  45240
Telephone: 1-800-319-6902

This Prospectus describes an individual flexible premium variable universal life insurance policy offered by The Union Central Life Insurance Company. Under this policy, we insure the life of the person you specify, and give you flexibility in the death benefit, and amount and timing of your premium payments. With this flexibility, you can provide for your changing insurance needs under a single policy.

You can allocate net premiums to one or more variable account investment options in the variable account, to the guaranteed account, or to both. This Prospectus generally describes the variable account.

We will deposit the net premiums you allocate to the variable account in subaccounts of the Carillon Life Account according to your instructions. We invest the assets of each subaccount in a corresponding portfolio of one of the following fund families:

o  AIM Variable Insurance Funds,
o  The Alger American Fund,
o  American Century Variable Portfolios, Inc.,
o  Franklin Templeton Variable Insurance Products Trust,
o  MFS Variable Insurance Trust,
o  Neuberger Berman Advisers Management Trust,
o  Oppenheimer Variable Account Funds,
o  Scudder Variable Series I,
o  Seligman Portfolios, Inc.,
o  Summit Mutual Funds, Inc. and
o  The Universal Institutional Funds, Inc.

To learn more about the portfolios, see their accompanying prospectuses.

We offer another variable life insurance policy which also invests in the portfolios ("Excel Choice Executive Edge"). This policy may have charges that could affect the value of the subaccounts and offers different features that may be more suited to your needs. To obtain more information about this policy, contact your agent or call us.


AN INVESTMENT IN THE POLICY IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR IS THE POLICY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE POLICY INVOLVES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE YOUR PREMIUM PAYMENTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THIS POLICY OR DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE.  IT IS A CRIMINAL OFFENSE TO STATE
OTHERWISE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY PLACE WHERE IT WOULD BE ILLEGAL TO MAKE IT. WE HAVE NOT AUTHORIZED ANY PERSON TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE IN THIS PROSPECTUS, THE PROSPECTUSES FOR THE PORTFOLIOS, OR RELATED STATEMENTS OF ADDITIONAL INFORMATION.


      The Date of this Prospectus is May 1, 2004.

                       PROSPECTUS CONTENTS

SUMMARY OF POLICY BENEFITS AND RISKS. . . . . . . . . . 3
Contract Benefits and Risks . . . . . . . . . . . . . . 4
Portfolio Risks . . . . . . . . . . . . . . . . . . . . 6
Fee Tables. . . . . . . . . . . . . . . . . . . . . . . 6
GENERAL INFORMATION ABOUT UNION CENTRAL
THE SEPARATE ACCOUNT AND THE PORTFOLIOS . . . . . . . .11
The Union Central Life Insurance Company. . . . . . . .11
Carillon Life Account . . . . . . . . . . . . . . . . .11
The Portfolios. . . . . . . . . . . . . . . . . . . . .11
GUARANTEED ACCOUNT. . . . . . . . . . . . . . . . . . .15
Minimum Guaranteed and Current Interest Rates . . . . .15
Calculation of Guaranteed Account Value . . . . . . . .15
Transfers from the Guaranteed Account . . . . . . . . .15
Payment Deferral from the Guaranteed Account. . . . . .16
CHARGES AND DEDUCTIONS. . . . . . . . . . . . . . . . .16
Premium Expense Charge  . . . . . . . . . . . . . . . .16
Monthly Deduction . . . . . . . . . . . . . . . . . . .16
Cost of Insurance Charge. . . . . . . . . . . . . . . .17
Daily Mortality and Expense Risk Charge . . . . . . . .19
Transfer Charge . . . . . . . . . . . . . . . . . . . .19
Surrender Charge. . . . . . . . . . . . . . . . . . . .19
Sales Surrender Charge. . . . . . . . . . . . . . . . .20
Administrative Surrender Charge . . . . . . . . . . . .20
Fund Expenses . . . . . . . . . . . . . . . . . . . . .21
Income Tax Charge . . . . . . . . . . . . . . . . . . .21
Special Arrangements. . . . . . . . . . . . . . . . . .21
CONTRACT DESCRIPTION. . . . . . . . . . . . . . . . . .22
Eligible Purchasers . . . . . . . . . . . . . . . . . .22
Owner Rights. . . . . . . . . . . . . . . . . . . . . .23
Net Premium Allocations . . . . . . . . . . . . . . . .23
Allocation Rules. . . . . . . . . . . . . . . . . . . .23
Transfer Privilege. . . . . . . . . . . . . . . . . . .23
Minimum Amount of Transfers . . . . . . . . . . . . . .24
Timing of Transfers . . . . . . . . . . . . . . . . . .24
Limits on Transfers . . . . . . . . . . . . . . . . . .24
Charges for Transfers . . . . . . . . . . . . . . . . .24
Methods of  Transfers . . . . . . . . . . . . . . . . .24
Conversion Right. . . . . . . . . . . . . . . . . . . .25
Excessive Trading . . . . . . . . . . . . . . . . . . .25
Selecting and Changing the Beneficiary. . . . . . . . .26
Limits on Rights to Contest the Policy. . . . . . . . .26
Incontestability. . . . . . . . . . . . . . . . . . . .26
Suicide Exclusion . . . . . . . . . . . . . . . . . . .26
Supplemental and/or Rider Benefits. . . . . . . . . . .27
Changes in the Policy or Benefits . . . . . . . . . . .29
Participating . . . . . . . . . . . . . . . . . . . . .30
PURCHASING YOUR POLICY. . . . . . . . . . . . . . . . .30
Applying for a Policy . . . . . . . . . . . . . . . . .30
Free Look Right to Cancel the Policy. . . . . . . . . .30
Conversion Period . . . . . . . . . . . . . . . . . . .31
PREMIUMS. . . . . . . . . . . . . . . . . . . . . . . .31
Planned Periodic Premiums . . . . . . . . . . . . . . .31
Minimum Guaranteed Period . . . . . . . . . . . . . . .32
Premium Payments Upon Increase in Specified Amount. . .32
Grace Period. . . . . . . . . . . . . . . . . . . . . .32
Crediting Net Premiums. . . . . . . . . . . . . . . . .33
Dollar Cost Averaging Plan. . . . . . . . . . . . . . .33
Portfolio Rebalancing Plan. . . . . . . . . . . . . . .34
Earnings Sweep. . . . . . . . . . . . . . . . . . . . .34
POLICY VALUES . . . . . . . . . . . . . . . . . . . . .34
Determining Account Value . . . . . . . . . . . . . . .35
Subaccount Values . . . . . . . . . . . . . . . . . . .35
Determination of Unit Value . . . . . . . . . . . . . .35
Net Investment Factor . . . . . . . . . . . . . . . . .35
Guaranteed Account. . . . . . . . . . . . . . . . . . .36
Loan Account. . . . . . . . . . . . . . . . . . . . . .36
Cash Value. . . . . . . . . . . . . . . . . . . . . . .36
Cash Surrender Value. . . . . . . . . . . . . . . . . .36
DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT . . . . .36
Amount of Death Benefit Proceeds. . . . . . . . . . . .37
Death Benefit Options . . . . . . . . . . . . . . . . .37
Enhanced Death Benefit Option . . . . . . . . . . . . .38
Changes in Death Benefit Option . . . . . . . . . . . .38
Changes in Specified Amount . . . . . . . . . . . . . .38
When Proceeds Are Paid. . . . . . . . . . . . . . . . .39
Payment Options . . . . . . . . . . . . . . . . . . . .39
CASH BENEFITS . . . . . . . . . . . . . . . . . . . . .40
Loans . . . . . . . . . . . . . . . . . . . . . . . . .40
Interest. . . . . . . . . . . . . . . . . . . . . . . .40
Policy Debt . . . . . . . . . . . . . . . . . . . . . .40
Loan Collateral . . . . . . . . . . . . . . . . . . . .40
Loan Repayment; Effect if Not Repaid. . . . . . . . . .41
Effect of Policy Loan . . . . . . . . . . . . . . . . .41
Surrendering the Policy for Cash Surrender Value. . . .42
Partial Cash Surrenders . . . . . . . . . . . . . . . .42
Maturity Benefit. . . . . . . . . . . . . . . . . . . .42
LAPSE AND REINSTATEMENT . . . . . . . . . . . . . . . .42
Lapse . . . . . . . . . . . . . . . . . . . . . . . . .42
Reinstatement . . . . . . . . . . . . . . . . . . . . .43
TAX CONSIDERATIONS. . . . . . . . . . . . . . . . . . .43
Introduction. . . . . . . . . . . . . . . . . . . . . .43
Tax Treatment of Policy Benefits. . . . . . . . . . . .44
Withholding . . . . . . . . . . . . . . . . . . . . . .45
Other Tax Considerations. . . . . . . . . . . . . . . .47
Possible Charges for Union Central's Taxes. . . . . . .47
DISTRIBUTION OF THE POLICIES. . . . . . . . . . . . . .47
LEGAL PROCEEDINGS . . . . . . . . . . . . . . . . . . .48
FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . .48
APPENDIX A - GLOSSARY OF TERMS. . . . . . . . . . . . .48
APPENDIX B--ILLUSTRATIONS . . . . . . . . . . . . . . .49
APPENDIX C--DISCLAIMERS . . . . . . . . . . . . . . . .60

.. . . . .
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

General Information and History . . . . . . . . . . . . . 2
Multiple Beneficiaries. . . . . . . . . . . . . . . . . . 2
Additional Information about Operation of Contracts
 and Carillon Life Account. . . . . . . . . . . . . . . . 2
Reports to Policy Owners. . . . . . . . . . . . . . . . . 2
Assignment. . . . . . . . . . . . . . . . . . . . . . . . 3
Distribution of the Policies. . . . . . . . . . . . . . . 3
Custody of Assets . . . . . . . . . . . . . . . . . . . . 3
Independent Public Accountants. . . . . . . . . . . . . . 3
Legal Matters . . . . . . . . . . . . . . . . . . . . . . 4

Appendix A (Guideline Premium and
 Cash Value Accumulation Test Factors). . . . . . . . . A-1
Appendix B (Enhanced Death Benefit Option Tables) . . . B-1
Appendices C and D (Financial Statements
 of CLA and of Union Central) . . . . . . . . . . . . . C-1

SUMMARY OF POLICY BENEFITS AND RISKS

PLEASE READ THIS SUMMARY. THERE ARE MORE DETAILED EXPLANATIONS OF THESE TOPICS IN THE SECTIONS IDENTIFIED IN THE TABLE OF CONTENTS ABOVE. UNLESS WE INDICATE OTHERWISE, IN DESCRIBING YOUR POLICY IN THIS PROSPECTUS, WE ASSUME THAT YOUR POLICY IS IN FORCE AND THAT YOU HAVE NO OUTSTANDING POLICY DEBT.

We designed your policy to be a long-term investment that provides insurance benefits. You should evaluate your policy based on your need for insurance, and your policy's long-term investment potential. It might not be to your advantage to replace your existing insurance coverage with this policy. If you already have life insurance, it might not be to your advantage to use loan proceeds or withdrawal proceeds from another policy to purchase this policy. Purchasing this policy is not appropriate if you are looking for a short-term investment, and a few of the policy's features might not be suitable for your situation. If you surrender the policy during its early years, you will pay substantial surrender charges.

Contract Benefits and Risks

Your policy offers you many benefits and presents you with certain risks.

Your policy offers you the benefits of:

o insurance coverage on a person's life; proceeds under the policy can pass free of federal and state income tax at the death of the insured;
o allocating your net premiums to various investment options that cover a broad spectrum of investment objectives and risk tolerances that may, if and when investment performance is positive, help you increase your account value at a faster rate than you could expect in a fixed life insurance product paying a

o reallocating your account value through dollar-cost averaging, portfolio rebalancing, and our earnings sweep plans; these plans do not assure a profit nor protect against an investment loss;

o choosing among various supplemental riders including a term insurance for other insured persons rider, a guaranteed death benefit, and a maturity extension endorsement that provide additional optional features
   (they are described on page 32);

o we guarantee to keep your policy in force during the first three policy years as long as you meet the minimum monthly premium requirement;

o obtaining current information about your policy and performing certain functions related to your policy through our Investment Return and Insurance System
   (IRIS) automated telephone and Internet system (which is described on page 24);

o  receiving personalized illustrations in connection
   with the purchase of this policy that reflect your
   own particular circumstances.   These hypothetical
   illustrations may help you to understand the long-term effects of different levels of investment performance, the possibility of lapse and the charges and deductions under the policy. They will also help you to compare this policy to other insurance policies.
   The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value;

o you can select from two death benefit options available under your policy: a level death benefit ("Option A"), or a death benefit that includes the account value
   ("Option B") and you can change your death benefit option as described on page 38;

o after the first policy year, borrowing against your policy for up to 90% of your account value in the variable account and 100% of your account value in the guaranteed account; if you do, we will transfer an amount equal to the loan from the variable account and the guaranteed account to the loan account as collateral for the loan; we will charge interest on the loan and will credit interest on amounts in the loan account;

o  taking a full or partial cash surrender of at least
   $500 from your policy at any time before the insured's death; and

o deciding how we pay proceeds under the policy; we may pay cash surrender value and the death benefit proceeds as a lump sum or under one of our payment options.

Buying your policy also exposes you to the risk that:

o you may want to take cash value out of your policy by taking a partial surrender or a loan from your policy during the early policy years when your cash surrender value is likely to be too low to permit you to do so;

o  we do not guarantee any minimum cash surrender value;

o if the value of your policy can no longer cover the policy's monthly charges and any loan interest due, your policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and charges reduce your account value to too low an amount and/or if the investment experience of your selected subaccounts is unfavorable, then your policy could terminate. In that case, you will have a 61-day grace period to make a sufficient payment.
   If you do not make a sufficient payment before the grace period ends, your policy will terminate without value; all rights and benefits under your Policy, including your insurance coverage, will end. If your policy lapses while loans are outstanding, adverse tax consequences may result. After termination, you may reinstate your Policy within five years subject to certain conditions;

o if your policy lapses, you may find it difficult to replace the life insurance coverage for a similar cost when you are at an older age and possibly in poorer overall health;

o loans and partial cash surrenders may significantly affect current and future account value, cash surrender value, and death benefit proceeds;

o we expect that the policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to policies issued on a substandard basis;

o depending on the total amount of premiums you pay, the policy may be treated as a modified endowment contract
   (MEC) under federal tax laws. If this occurs, partial or full cash surrenders, as well as policy loans, will be taxable as ordinary income to the extent there are earnings in the policy. In addition, a 10% penalty tax may be imposed on certain full and partial cash surrenders, and loans. You should consult a qualified tax advisor for assistance in all tax matters involving your policy. There is a further discussion of the tax consequences of your life insurance policy being treated as a modified endowment contract in the Tax
   Considerations section on page 43;

o we may not have adequate claims-paying ability to the extent amounts are payable from our guaranteed account at the time the insured person dies or you surrender your policy; and

o our general liabilities and general account investment performance may hinder our ability to pay an interest rate in excess of the guaranteed account guaranteed interest rate.

Portfolio Risks

Additional information concerning the investment objectives and policies of the portfolios, as well as risks, can be found in the current portfolio prospectuses that accompany this Prospectus. You should read the prospectuses for the portfolios carefully before making any decision about the allocation of your net premiums.

Fee Tables

The following tables describe the fees and expenses that you may pay when buying and owning the policy. If the amount of the charge depends on the personal characteristics of the insured, then the fee table lists the minimum and maximum charges we assess under the policy, and the fees and charges of an insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you will pay when buying the policy, paying premiums, making cash withdrawals from the policy, surrendering the policy, transferring account value among the subaccounts and the guaranteed account, or taking a loan.

                        TRANSACTION FEES

                      When Charge          Guaranteed Maximum          Current Amount
Charge                is Deducted          Amount Deducted             Deducted
------                -----------          ------------------          --------------
Sales Charge          when premiums        4% of premium paid          2% for
Imposed on            are paid             during first 10             policy years
Premiums (Load)                            policy years; 2%
                                           premium paid
                                           thereafter

Premium Taxes(1)     when premiums         2.5% of premium paid        2.0% of premium paid
                     are paid

Sales Surrender      at time of surrender  26.0% of premiums paid      same as guaranteed
Charge (Load)(2)(3)  or lapse until end    up to sales surrender       maximum amount
                     of 15th policy year   premium shown in policy
                                           during the first five
                                           policy years)

Minimum and Maximum  at time of surrender  $0.50 to $7.50 per $1000    same as guaranteed
Administrative       or lapse during the   of base specified amount    maximum amount
Surrender            first 15 policy       (during the first five
Charge(2)(4)         years and 15 years    policy years)
                     following an
                     increase in
                     specified amount

Administrative       at time of surrender  $3.50 per $1000 of          same as guaranteed
Surrender Charge     or lapse during the   specified amount (during    maximum amount
for a 36-year        first 15 policy       the first five policy
old male             years and 15 years    years)
insured (2)          following an
                     increase in
                     specified amount

Transfer Fees        when transfers are    $15 per transfer            $10 per transfer
                     made                                              after the first
                                                                       12 per policy year

Loan Interest        at the end of each    1.50% annually of amount    same as guaranteed
Spread (5)           policy year, or upon  in the loan account         maximum amount
                     death, policy lapse,  during the first ten
                     or surrender, if      policy years;
                     earlier               .25% percent thereafter

(1) We do not currently assess any charge for income taxes incurred as a result of the operations of the subaccounts of the separate account. We reserve the right, however, to assess a charge for such taxes against the subaccounts if we determine that income taxes will be incurred.

(2) The surrender charge has two components: a sales surrender charge and an administrative surrender charge. The sales surrender premium on which the sales surrender charge is based varies depending on issue age, sex, specified amount, and rate class applicable to the insured. Your maximum sales surrender premium is stated in your policy. The administrative surrender charge component varies based on issue age (or age at the time of an increase in specified amount) and the policy year in which the charge is imposed. The surrender charges shown may not be typical of the charges you will pay. Please see your policy for more information about the surrender charge that applies to you. You may obtain more information about your surrender charge from your agent or by contacting us at 1-800-319-6902.

(3) The sales surrender charge declines based on the policy year to zero after the 15th policy year. The minimum sales surrender premium is $0.65 per $1000 of specified amount for a female, 1-year-old, tobacco insured; the maximum sales surrender premium is $32.00 per $1000 of specified amount for a male, 75-year-old, tobacco insured.

(4) The maximum charge occurs during policy years 1 through 5 and is based on the following characteristics: for issue ages 0 to 9, $0.50 per $1000; for issue ages 10 to 19, $1.50 per $1000; for issue ages 20 to 29, $2.50 per $1000; for issue ages 30 to 39, $3.50 per $1000; for issue ages 40 to 49, $4.50 per $1000; for issue ages 50 to 59, $5.50 per $1000; for issue ages 60 to 69, $6.50 per $1000; and for issue ages over 70, $7.50 per $1000. The rates apply during the first five policy years and then decline monthly to zero at the end of the 15th policy year.

(5) The loan interest spread is the difference between the amount of interest we charge you for a loan (currently 6.50%, guaranteed not to exceed the maximum permitted by law, compounded annually) and the amount of interest we credit to the amount in your loan account (currently 5.00%, guaranteed to be 1.5% lower than the actual charged interest rate during the first ten policy years, and .25% lower than the actual charged interest rate thereafter).


*                  *                  *

This table describes the fees and expenses that you will pay periodically during the time that you own your policy, not including portfolio fees and expenses.

     PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

                      When Charge          Guaranteed Maximum          Current Amount
Charge                is Deducted          Amount Deducted             Deducted
------                -----------          ------------------          --------------
Minimum and Maximum  On the policy date,   $.06 per $1000 of risk      $.06 per $1000 of
Charges for Cost of  and each monthly      amount to $83.33 per        risk amount to
Insurance (6)(7)     date thereafter       $1000 of risk amount        $35.91 per $1000
                                                                       of risk amount

Cost of Insurance    On the policy date,   $.15 per $1000 in           $.15 per $1000 of
for the following    and each monthly      risk amount                 risk amount
insured: (6)         date thereafter
male, 36-year-old
standard non-
tobacco, $300,000
specified amount,
Death Benefit
Option A, first
year of policy

Monthly              On the policy date    $25.00 during the           $5.00
Administrative       and each monthly      first policy year;
Charge               date thereafter       $10.00 thereafter

Mortality and        On the policy date    .75% of account value       same as guaranteed
Expense Risk Fees    and each day          on an annual basis in the
                     thereafter            separate account first 10
                                           policy years; .25% of
                                           account value on an annual
                                           basis in the separate
                                           account thereafter


(6) The cost of insurance rate varies based on the insured's issue age (or age at increase of specified amount), sex, rate class, specified amount, and policy year. The cost of insurance charge is calculated based on the risk amount The current cost of insurance charges may be less than those shown above. Generally, current cost of insurance charges are lower for policies with a specified amount of more than $250,000. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the cost of insurance that applies to you. You may obtain more information about your cost of insurance charge from your agent or by contacting us at 1-800-319-6902.

(7) The minimum charge is based on an insured with the following characteristics: issue age 10, female, non-tobacco; the maximum charge is based on an insured with the following characteristics:
attained age 99, male, tobacco.

                                                                Guaranteed Maximum
Optional Rider Charges         When Charge is Deducted          Amount Deducted
Minimum and Maximum            On the rider issue date and      $.06 to $83.33 per
Charges for Term Rider for     each monthly date thereafter     $1000 of rider
Other Insured Persons(7)(8)                                     coverage


Term Rider for Other           On the rider issue date and      $.13 per $1000 of
Insured Persons charges        each monthly date thereafter     rider coverage
for the following
insured:(8)
an "other insured person"
who is female, age 36,
standard non tobacco,
$300,000 specified amount
of rider coverage


Minimum and Maximum            On the rider issue date and      $.06 to $.19 per
Charges for Guaranteed         each monthly date thereafter     $1000 of rider
Insurability Option                                             coverage
Rider(9)


Minimum and Maximum
Charge (10)


Guaranteed Insurability        On the rider issue date and      $.19 per $1000 of
Option Rider charges for the   each monthly date thereafter     rider coverage
following insured:(9)
a male, 36 year old insured


Minimum and Maximum Charges    On the rider issue date and      $.02 per $1000 to
for Accidental Death           each monthly date thereafter     $.13 per $1000 of
Benefit Rider(11)(12)                                           rider coverage


Accidental Death Benefit       On the rider issue date and      $.07 per $1000 of
Rider charges for the          each monthly date thereafter     rider coverage
following insured:(11)
a male, 36 year old


Minimum and Maximum Charges    On the rider issue date and      $1.64 to $17.28
for Total Disability Benefit   each monthly date thereafter     per $100 of
Rider--Waiver of Monthly                                        monthly deduction
Deduction (13)(14)                                              waived


Total Disability Benefit       On the rider issue date and      $2.34 per $100 of
Rider--Waiver of Monthly       each monthly date thereafter     monthly deduction
Deduction charges for the                                       waived
following insured:(13)
a male, 36 year old standard
non-tobacco


Minimum and Maximum Charges    On the rider issue date and      $.08 to $8.64 per
for Total Disability Benefit   each monthly date thereafter     $100 of monthly
Rider--Policy Continuation                                      benefit
to Maturity Date Not
Guaranteed(14)(15)


Total Disability Benefit       On the rider issue date and      $1.17 per $100 of
Rider--Policy Continuation     each monthly date thereafter     monthly benefit
to Maturity Date Not
Guaranteed for the
following insured:(15)
a male, 36 year old standard
non-tobacco


Children's Insurance Rider     On the issue date and each       $.48 per $1000 of
                                monthly date thereafter         rider coverage


Enhanced Death Benefit         No charge for electing the
Option Endorsement             enhanced death benefit, but
                               your cost of insurance may
                               increase if you elect it


Guaranteed Death Benefit       No charge
Rider (No Lapse Rider in
Maryland)


Insurance Exchange Rider(16)   No charge


Accelerated Benefit Rider      No charge for the rider, but     The advance and
                               if you request an accelerated    any premiums we
                               benefit, you will be subject to  pay on your behalf
                               the charges described in the     after you get the
                               next column                      advance will be a
                                                                lien on your
                                                                policy and will be
                                                                subject to interest
                                                                charged at the same
                                                                rate as a policy
                                                                loan.  Also, we
                                                                reserve the right
                                                                to charge a 0.5%
                                                                administrative fee
                                                                on the amount advanced.


Scheduled Increase Option      No charge
Rider for the Insured


Cost of Living Rider           No charge
for the Insured


Maturity Extension             No charge
Endorsement



(8) The term rider for other insured persons varies based on the insured's issue age (or age at increase of specified amount), sex, rate class, risk amount, and duration. The term rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the term rider for other insured persons charge that applies to you. You may obtain more information about your term rider charge from your agent or by contacting us at 1-800-319-6902.

(9) The guaranteed insurability option rider varies based on the insured's issue. The guaranteed insurability option rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the guaranteed insurability option rider charge that applies to you. You may obtain more information about your term rider charge from your agent or by contacting us at 1-800-319-6902.

(10) The minimum charge is based on an insured with the following characteristics: issue age 0; the maximum charge is based on an insured with the following characteristics: issue age 37.

(11) The accidental death benefit rider varies based on insured's issue age, sex, and duration. The accidental death benefit rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the accidental death rider charge that applies to you. You may obtain more information about your term rider charge from your agent or by contacting us at 1-800-319-6902.

(12) The minimum charge is based on an insured with the following characteristics: issue age 2, female; the maximum charge is based on an insured with the following characteristics: issue age 69, male.

(13) The total disability benefit rider - waiver of monthly deduction rider varies based on the amount of your policy's monthly deduction. The total disability benefit rider - waiver of monthly deduction charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the total disability benefit rider - waiver of monthly characteristics charge that applies to your Policy. You may obtain more information about your total disability benefit rider - waiver of monthly deduction charge from your agent or by contacting us at 1-800-319-6902.

(14) The minimum charge is based on an insured with the following characteristics: issue age 0, male, tobacco; the maximum charge is based on an insured with the following characteristics: issue age 59, male, tobacco.

(15) The total disability benefit rider - policy continuation to maturity date not guaranteed rider varies based on the monthly disability benefit you select at the time you add the rider to your policy. The total disability benefit rider -policy continuation to maturity date not guaranteed rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the total disability benefit rider - policy continuation to maturity date not guaranteed charge that applies to you. You may obtain more information about your total disability benefit rider - policy continuation to maturity date not guaranteed rider charge from your agent or by contacting us at 1-800-319-6902.

(16) While there is no charge to add this rider, an insurance exchange could result in a cost or credit to the owner, depending both on whether the substitute insured has higher or lower costs of insurance, due to age, sex, and rate class, than the original insured, and on which policy type the owner selects.

*                  *                  *

This table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own your policy. The fees and expenses are for the fiscal year ended December 31, 2003. Expenses of the portfolios may be higher in the future. More detail about each portfolio's fees and expenses is contained in the portfolio's prospectus.


                ANNUAL PORTFOLIO OPERATING EXPENSES

                                     Lowest       Highest
   Total Annual Operating Expenses*   0.48%        1.35%

*Expenses that are deducted from portfolio company assets including management fees, distribution and/or service 12b-1 fees, and other expenses

The portfolio expenses used to prepare this table were provided to Union Central by the funds. Union Central has not independently verified such information.

For information concerning compensation paid for the sale of the Policies, see "Distribution of the Policies" on page 47.

             GENERAL INFORMATION ABOUT UNION CENTRAL,
             THE SEPARATE ACCOUNT AND THE PORTFOLIOS


The Union Central Life Insurance Company

Union Central issues the policies. We are a mutual life insurance company organized under the laws of the State of Ohio in 1867. We primarily sell life and disability insurance and annuities and we are currently licensed to do business in all states and the District of Columbia.

Carillon Life Account

We established Carillon Life Account (the "separate account") as a separate investment account under Ohio law on July 10, 1995. It supports your policy and may be used to support other variable life insurance policies, and for other purposes permitted by law.

We own the assets in the separate account. The separate account is divided into subaccounts which invest in shares of the portfolios. Income, gains and losses of the separate account reflect the separate account's investment experience and not the investment experience of our other assets. The assets of the separate account may not be charged with liabilities of Union Central other than those arising from the variable life policies.
 We are obligated to pay all benefits provided under your policy.

The Portfolios

Subaccounts of the separate account currently invest in thirty-two designated portfolios of eleven series-type mutual funds, as shown in the chart below.

The investment experience of each subaccount of the separate account depends on the investment performance of its corresponding portfolio. Each portfolio is registered with the SEC under the Investment Company Act of 1940 Act (the"1940 Act") as a series of an open-end diversified investment company. The SEC does not, however, supervise the management or the investment practices and policies of the portfolios. The assets of each portfolio are separate from assets of the others, and each portfolio has different investment objectives and policies. As a result, each portfolio operates as a separate investment fund and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. The investment objective of each portfolio is set forth in the portfolio prospectus.

                 CARILLON LIFE ACCOUNT PORTFOLIOS


PORTFOLIOS                       FUND TYPE               INVESTMENT ADVISER
AIM V.I. Capital                 large cap growth        A I M Advisors, Inc.
Appreciation Fund, Series I

AIM V.I. Growth Fund, Series I   large cap growth        A I M Advisors, Inc.

Alger American Leveraged         multi-cap growth        Fred Alger Management, Inc.
AllCap Portfolio, Class O

Alger American MidCap            midcap growth           Fred Alger Management, Inc.
Growth Portfolio, Class O

American Century VP              large cap value         American Century Investment
Income & Growth Fund                                     Management, Inc.

American Century VP              multi-cap value         American Century
Value Fund                                               Investment Management, Inc.

FTVIPT Templeton Foreign         international           Templeton Investment Counsel, LLC
Securities Fund, Class 2         (large cap value)

MFS VIT Emerging Growth Series   multi-cap growth        Massachusetts Financial
                                                         Services Company

MFS VIT High Income Series       high yield              Massachusetts Financial
                                 (junk) bonds            Services Company

MFS VIT Investors Trust Series   large cap core          Massachusetts Financial
                                                         Services Company

MFS VIT New Discovery Series     small cap growth        Massachusetts Financial
                                                         Services Company

MFS VIT Total Return Series      balanced                Massachusetts Financial
                                 (equities and bonds)    Services Company

Neuberger Berman                 large cap value         Neuberger Berman  Management, Inc.
AMT Guardian Portfolio

Oppenheimer Global               Global                  OppenheimerFunds, Inc.
Securities Fund/VA               (large cap growth)
(Non-service Shares)

Oppenheimer Main                 large cap core          OppenheimerFunds, Inc.
Street (R) Fund/VA
(Non-service Shares)

Scudder VS I Capital Growth      large cap growth        Deutsche Investment
Portfolio (Class A)                                      Management Americas Inc.

Scudder VS I International       international           Deutsche Investment
Portfolio (Class A)              (large cap core)        Management Americas Inc.

Scudder VS I                     money market            Deutsche Investment
Money Market Portfolio                                   Management Americas Inc.

Seligman Communications and      sector concentration:   J. & W. Seligman & Co.
Information Portfolio            communications,         Incorporated
(Class 2)                        information and
                                 related industries
                                 (mid cap growth)

Seligman Small-Cap Value         small cap value         J. & W. Seligman & Co. Incorporated
Portfolio (Class 2)

Summit Pinnacle Balanced         balanced                Summit Investment Partners, Inc.
Index Portfolio                  (equities and bonds)

Summit Pinnacle Bond Portfolio   bond                    Summit Investment Partners, Inc.

Summit Pinnacle EAFE             index: MSCI EAFE        Summit Investment Partners, Inc.
International Index Portfolio    (international)

Summit Pinnacle Lehman           index: Lehman           Summit Investment Partners, Inc.
Aggregate Bond                   Aggregate Bond (bond)
Index Portfolio

Summit Pinnacle Nasdaq-100       index: Nasdaq-100       Summit Investment Partners, Inc.
Index Portfolio                  (large cap growth)

Summit Pinnacle Russell 2000     index: Russell 2000     Summit Investment Partners, Inc.
Small Cap Index Portfolio        (small cap core)

Summit Pinnacle S&P              index: S&P MidCap       Summit Investment Partners, Inc.
MidCap 400 Index Portfolio       400 Index
                                 mid cap core)

Summit Pinnacle S&P 500          index: S&P 500          Summit Investment Partners, Inc.
Index Portfolio                   (large cap core)

Summit Pinnacle                  large cap value         Summit Investment Partners, Inc.
Zenith Portfolio

The Universal Institutional      bond                    Morgan Stanley
Funds, Inc. Core Plus                                    Investment Management Inc.
Fixed Income Portfolio,                                  (doing business in this
Class I                                                  instance as Van Kampen)

The Universal Institutional      Sector                  Morgan Stanley
Funds, Inc. U.S. Real            concentration: REIT     Investment Management Inc.
Estate Portfolio,                                        (doing business in this
Class I                                                  instance as Van Kampen)

THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE STATED OBJECTIVES. In addition, you should know that during extended periods of low interest rates, the yields of the Scudder VS I Money Market Portfolio may also become extremely low and possibly negative.

Distinctions Between the Portfolios and Other Funds from the Same Investment Adviser. The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other funds with similar names that may be managed by the same investment adviser. These other funds may be sold to the public and may have their performance results reported in the financial press. The investment results of the portfolios, however, are not likely to be reported in the financial press because they are used exclusively for the investment of money from variable insurance products like your policy. The portfolios may have higher or lower investment results than the other publicly-reported funds. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other fund, even if the other fund has the same investment adviser.

Addition, Deletion or Substitution of Investments. We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the separate account or that the separate account may purchase. If the shares of a portfolio are no longer available for investment or if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account, we may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management company or unit investment trust without owner consent. The substituted portfolio may have different investment objectives, fees and expenses. Substitution may be made with respect to existing investments or the investment of future premium payments, or both. We will not substitute any shares attributable to your policy's interest in the separate account without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. We may close subaccounts to allocations of premium payments or account value, or both, at any time, in our sole discretion.

We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in shares corresponding to a new portfolio or in shares of another investment company having a specific investment objective.
Subject to applicable law and any required SEC approval, we may in our sole discretion establish new subaccounts or eliminate one or more subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new subaccount may be made available to existing policy owners on a basis we will determine.

If any of these substitutions or changes are made, we may by appropriate endorsement change the policy to reflect the substitution or other change. If we deem it to be in the policy owners' best interests, and subject to any approvals that may be required under applicable law, the separate account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Union Central separate accounts. We reserve the right to make any changes to the separate account required by the 1940 Act or other applicable law or regulation.

Please note that all of the portfolios described in the portfolio prospectuses may not be available under your policy. Moreover, we cannot guarantee that each portfolio will always be available for your policy, but in the unlikely event that a fund is not available, we will take reasonable steps to secure the availability of a comparable portfolio. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge.

Voting Shares in the Portfolios. Because we are the legal owner of shares held by the subaccounts, we have the right to vote on all matters submitted to shareholders of the portfolios. However, as required by law, we will vote shares held in the subaccounts at regular and special meetings of shareholders of the portfolios in accordance with instructions received from policy owners with account value in the portfolios (this is sometimes called "pass through voting"). Should the applicable federal securities laws, regulations or interpretations thereof change, we may be permitted to vote shares of the portfolios in our own right, and if so, we may elect to do so.

To obtain your voting instructions, before a meeting we will send you voting instruction material, a voting instruction form and any other related material. We determine the number of shares in each subaccount for which you may give voting instructions by dividing the portion of the your account value in the portfolio by the net asset value of one share of the applicable portfolio. Fractional votes will be counted. The number of votes for which you may give instructions will be determined as of the date established by the manager of the portfolio for determining shareholders eligible to vote at the relevant meeting of the portfolio. If we don't receive timely instructions for shares held by a subaccount, we will vote them in the same proportion as those shares for which we did receive instructions.

We may, if required by state insurance officials, disregard your voting instructions if they would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment advisory agreement or investment adviser of one or more of the portfolios, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard your voting instructions, you will be advised of that action and of the reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.


                     GUARANTEED ACCOUNT


BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GUARANTEED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 NOR HAS THE GUARANTEED ACCOUNT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, NEITHER THE GUARANTEED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OF THESE ACTS AND, AS A RESULT, THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE GUARANTEED ACCOUNT. THE DISCLOSURE REGARDING THE GUARANTEED ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

You may allocate some or all of your net premiums and transfer some or all of the variable account to the guaranteed account, which is part of our general account and pays interest at declared rates (subject to a minimum interest rate we guarantee to be at least 4%). The principal, after deductions, is also guaranteed. Our general account assets support our insurance and annuity obligations.

The portion of the account value allocated to the guaranteed account will be credited with interest, as described below. Since the guaranteed account is part of our general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates

We guarantee that the guaranteed account will accumulate at a minimum effective annual interest rate of 4%. We may credit the guaranteed account with current rates in excess of the minimum guarantee, but we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations to and from the guaranteed account will be credited with different current interest rates, based upon the date amounts are allocated into the guaranteed account. We may change the interest rate credited to new deposits at any time. Any interest credited on the amounts in the guaranteed account in excess of the minimum guaranteed rate of 4% per year will be determined in our sole discretion. You assume the risk that interest credited may not exceed the guaranteed rate.

Amounts deducted from the guaranteed account for the monthly deduction, partial cash surrenders, transfers to the subaccounts, or charges are currently, for the purpose of crediting interest, accounted for on a last-in, first-out ("LIFO") method. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 4% per year.

Calculation of Guaranteed Account Value

The guaranteed account at any time is equal to net premiums allocated or account value transferred to it, plus interest credited to it, minus amounts deducted, transferred, or surrendered from it.

Transfers from the Guaranteed Account

You may not transfer more than 20% of your account value allocated to the guaranteed account on the annual date immediately preceding the date of the transfer, unless the balance after the transfer is less than $25, in which case we will transfer the entire amount.

Payment Deferral from the Guaranteed Account

We reserve the right to defer payment of any partial cash surrender, full surrender, or transfer from the guaranteed account for up to six months from the date of receipt of the notice for the partial or full surrender or transfer. Where required by state law, we will pay interest during the deferral period. However, we will not defer payment of any amounts needed to pay premiums on other policies in force with us.

                      CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under your policy. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits under your policy. For example, the sales charge and sales surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and proceeds from other charges, including the cost of insurance charge and the mortality and expense risk charge, may be used in part to cover such expenses. We may profit from policy charges.

Premium Expense Charge

We deduct a sales charge equal to 2% of premiums paid from each premium payment. We reserve the right to increase the sales charge up to an amount equal to 4% of premiums paid during the first ten policy years; the charge is guaranteed to be no more than 2% thereafter. We use this sales charge to partially reimburse us for some of the expenses incurred in the distribution of the policies.

We also deduct a 2% charge for state and local premium taxes and expenses from each premium payment. We reserve the right to increase the premium tax charge to 2.50% per year. The state and local premium tax charge reimburses us for premium taxes we pay to various states and related administrative costs. The premium tax rates we pay range from 0.75% to 3.50%. The state in which your policy is issued may impose no premium tax, or a premium tax higher or lower than the charge deducted under the policies.

If you make premium payments, either planned or unscheduled, equal to or greater than one million dollars during the first policy year, your policy may qualify for reduced premium expense charges in the year in which the premium is paid. If during the first policy year, you actually make less than one million dollars in premium payments, or you make withdrawals or surrenders from the policy to the extent that less than one million dollars of premium remains in the policy on its first policy anniversary, we reserve the right to increase the first year's premium expense charges to the standard premium expense charge on all premium received during the first policy year, as though those standard charges were made at the time the premium payments were made. This chargeback will not occur if the reduction below one million dollars at the first policy anniversary is due to unfavorable investment performance. Before you deposit premium payments into your policy in order to qualify for the reduced premium expense charges, please consider the tax treatment of heavily-funded life insurance policies, which is explained at "Tax Considerations", page 43.

Monthly Deduction

On each monthly anniversary of your policy date, we will deduct from your account value the monthly deductions due, commencing as of the policy date. The monthly deduction consists of:

  (1) cost of insurance charges ("cost of insurance charge"),
  (2) the monthly administrative charge (the "administrative charge"), and
  (3) any charges for supplemental and/or rider benefits ("supplemental and/or rider benefit charges"), as described below.

We deduct the monthly deduction on a pro rata basis from the variable account and from the guaranteed account, based on the percentages of your account value in each investment option, unless you choose to have the monthly deduction taken only from certain subaccounts by using the Monthly Deduction Endorsement.

The Monthly Deduction Endorsement provides you the option of choosing from which investment options the monthly deductions will be taken. If the investment options you choose do not have sufficient funds, the monthly deduction is made pro rata. You can add this endorsement at any time at no cost, and you can change which investment options receive the deductions upon written notice to us.

Cost of Insurance Charge.
This charge compensates us for the expense of providing insurance coverage. The charge depends on a number of variables and varies from policy to policy and from monthly date to monthly date. For any policy, we calculate the cost of insurance on a monthly date by multiplying the current cost of insurance rate for the insured by the risk amount under the policy for that monthly date.

Risk amount = death benefit - account value - monthly deduction
(except the cost of insurance charge)

As shown in the equation above, the risk amount for a monthly date is the difference between the death benefit (see page 37) for a policy (as adjusted to take into account assumed monthly earnings at an annual rate equal to the guaranteed interest rate for the guaranteed account) and the account value, as calculated on that monthly date less any monthly deduction due on that date (except the cost of insurance). The portion of your account value you allocate to a variable investment option will have an effect on the risk amount, reducing it when the underlying investments are performing well and increasing it when the underlying investments are performing poorly.

The current cost of insurance rate for a policy is based on the age at issue, sex and rate class of the insured and on the policy year, and therefore varies from time to time. Generally, cost of insurance charges are lower over time for a person who buys a policy at a younger age than for someone who buys a policy at an older age. Also, generally, cost of insurance charges go up over the life of the policy. Different current cost of insurance rates apply to policies with a face amount under $250,000 than to policies with a face amount of $250,000 or more and, in general, policies with a face amount of $250,000 or more may have lower current cost of insurance rates. We currently place insureds in the following rate classes, based on underwriting: Standard Tobacco (ages 0-75), Standard Nontobacco (ages 20-75), Preferred (ages 20-70), or Preferred Plus (ages 20-70). The Preferred and Preferred Plus rate classes are only available under policies with initial face amounts of $100,000 or more. We also may place an insured in a substandard rate class, which involves a higher mortality risk than the standard tobacco or standard nontobacco classes. If you are placed in a substandard rate class, your cost of insurance charges may be based on substandard table ratings or they may include flat charges calculated as dollars per thousand of specified amount, and these extra charges may be temporary or may be permanent.

Cost of insurance rates (whether guaranteed or current) for an insured in a standard nontobacco class are equal to or lower than guaranteed rates for an insured of the same age and sex in a standard tobacco class. Cost of insurance rates (whether guaranteed or current) for an insured in a standard nontobacco or tobacco class are generally lower than guaranteed rates for an insured of the same age and sex and tobacco status in a substandard class.

     LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUM
     PAYMENTS AND BENEFITS. Mortality tables for the policies generally distinguish between males and females. Thus, premium payments and benefits under policies covering males and females of the same age will generally differ.

     We do, however, also offer policies based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a policy should consult with their legal advisers to determine whether purchase of a policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer policies with unisex mortality tables to such prospective purchasers.

We guarantee that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the maximum cost of insurance rates set forth in your policy. The guaranteed rates for standard classes are based on the 1980 Commissioners' Standard Ordinary Mortality Tables, Male or Female, Tobacco or Nontobacco Mortality Rates ("1980 CSO Tables"). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables.

Our current cost of insurance rates may be less than the guaranteed rates that are set forth in the policy. Current cost of insurance rates will be determined based on our expectations as to future mortality, investment earnings, expenses, taxes, and persistency experience. These rates may change from time to time.

Costs Associated with Changes in Specified Amount. If you request an increase in coverage, we will determine a cost of insurance rate for the increase based on the age of the insured at the time of the increase. The following rules will apply for purposes of determining the risk amount for each rate.

We place the insured in a rate class when the policy is issued, based on our underwriting of the application. This original rate class applies to the initial specified amount. When you request an increase in specified amount, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has lower cost of insurance rates than the original rate class, then the rate class for the increase will also be applied to the initial specified amount (an example of this would be if the insured has stopped smoking since the original policy was issued and now qualifies for non-tobacco rates). If the rate class for the increase has higher cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in face amount, and the original rate class will continue to apply to the initial specified amount.

We do not conduct underwriting for an increase in specified amount if the increase is requested by exercising an option to increase the specified amount automatically, without underwriting. See "Supplemental and/or Rider Benefits," page 32, for the description of the Guaranteed Insurability Rider. In such case, the insured's rate class for an increase will be the class in effect when the rider was issued.

If there is a decrease in specified amount after an increase, a decrease is applied first to decrease any prior increases in specified amount, starting with the most recent increase and then each prior increase.

Monthly Administrative Charge.
We deduct a monthly administrative charge from the account value on each monthly date. The administrative charge is currently $5 per month. We reserve the right to increase the administrative charge during the first policy year up to $25 per month, and after the first policy year up to $10 per month. The administrative charge is guaranteed not to exceed $25 per month during the first policy year and $10 per month thereafter.

We use the monthly administrative charge to reimburse us for expenses incurred in administering policies and the separate account. Such expenses include but are not limited to: confirmations, annual reports and account statements, maintenance of policy records, maintenance of separate account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for owner servicing and accounting, valuation, regulatory and updating requirements.

Should the guaranteed charges prove to be insufficient, we will not increase the charges above such guaranteed levels.

Supplemental and/or Rider Benefit Charges.
The cost of additional benefits provided by riders is part of the monthly deduction and is charged to your account value on the monthly date. If you are terminally ill and exercise the Accelerated Benefits Rider, you will incur costs similar to a policy loan. See "Supplemental and/or Rider Benefits," page 32, for a description of the riders available on your policy and the chart on page 7 for a list of maximum and minimum charges associated with each.

Daily Mortality and Expense Risk Charge

We deduct a daily charge from assets in the separate account attributable to the policies. This charge is not taken from guaranteed account assets attributable to the policies. During the first ten policy years, the charge is 0.75% of assets on an annual basis. Thereafter, the charge is 0.25% of assets on an annual basis. We guarantee that these rates will not increase for the duration of your policy. We may realize a profit from this charge. The mortality risk we assume is that the insureds on the policies may die sooner than anticipated and we will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering the policies and the separate account will exceed the amounts realized from the administrative charges assessed against the policies.

Transfer Charge

We currently assess a transfer charge of $10 for each transfer made during a policy year after the first twelve transfers. We reserve the right to decrease or eliminate the number of free transfers; in addition the transfer charge may be increased, but is guaranteed not to exceed $15 per transfer. We will deduct the transfer charge from the remaining account value in the subaccounts or the guaranteed account from which the transfer is being made on a pro rata basis. We do not expect a profit from this charge.

Surrender Charge

If a policy is completely surrendered or lapses, we may deduct a surrender charge from the account value. The surrender charge includes a sales surrender charge and an administrative surrender charge. You will find the maximum surrender charge in your policy. There is no additional sales surrender charge applicable to increases in specified amount. However, if the policy is completely surrendered following an increase in specified amount, an additional administrative surrender charge may apply, as described below.

Any surrender charge deducted upon lapse is credited back to the policy's account value upon reinstatement. The surrender charge on the date of reinstatement will be the same as it was on the date of lapse. For purposes of determining the surrender charge on any date after reinstatement, the period the policy was lapsed will not count.

Sales Surrender Charge.
We deduct a sales surrender charge if you surrender your policy or it lapses during the first fifteen policy years following the policy date. The maximum sales surrender charge is 26% of the premiums paid up to a sales surrender premium shown in your policy. The maximum amount shown in your policy is based on the age at issue, sex, specified amount, death benefit option, and rate class applicable to the insured. Increases in your policy's specified amount will not affect the amount of the sales surrender premium, or the amount of the maximum sales surrender charge. Decreases in your policy's specified amount may reduce the sales surrender premium if the decrease is effective prior to the payment of cumulative premiums in an amount equal to the initial sales surrender premium shown in the policy. We will notify you of any reduction in the sales surrender premium, and the amount of the maximum sales surrender charge, at the time of any decrease in specified amount that causes such reductions.

The greatest sales surrender charge applicable to a portion of account value is paid if you lapse or surrender in policy years one through five. The maximum sales surrender charge in these years equals 26% of actual premiums paid up to the sales surrender premium shown in the policy. After the fifth policy year, the maximum sales surrender charge percentage declines on a monthly basis in level increments until it reaches 0% at the end of the fifteenth policy year, as shown in the following table.

               END OF           SALES SURRENDER
             POLICY YEAR       CHARGE PERCENTAGE
                1-5                 26.0%
                  6                 23.4%
                  7                 20.8%
                  8                 18.2%
                  9                 15.6%
                 10                 13.0%
                 11                 10.4%
                 12                  7.8%
                 13                  5.2%
                 14                  2.6%
                 15                  0%

We use the sales surrender charge to reimburse us for some of the expenses incurred in the distribution of the policies. The sales surrender charge may be insufficient to recover distribution expenses related to the sale of the policies. See "Daily
Mortality and Expense Risk Charge," page 19, and "Cost of
Insurance Charge," page 17.

Administrative Surrender Charge.
We deduct an administrative surrender charge if you surrender your policy or it lapses during the first fifteen policy years following the policy date or any increase in specified amount (see "Surrender Charge" above). The administrative surrender charge is equal to an amount per $1000 of specified amount, and depends upon the age of the insured at the time that the specified amount to which it applies was issued, and the policy year in which the charge is imposed. For issue ages 0 to 9, the amount per $1000 is $0.50 during policy years 1 through 5; for issue ages 10 to 19, $1.50 per $1000; for issue ages 20 to 29, $2.50 per $1000; for issue ages 30 to 39, $3.50 per $1000; for issue ages 40 to 49, $4.50 per $1000; for issue ages 50 to 59, $5.50 per $1000; for issue ages 60 to 69, $6.50 per $1000; and for issue ages 70 and higher, $7.50 per $1000. The charge declines monthly after the end of the fifth policy year to zero at the end of policy year fifteen. The decline equals ten percent of the fifth year charge in each subsequent year, so the sixth year charge is 90% of the fifth year charge, the seventh year charge is 80% of the fifth year charge, and so forth. You will find the applicable administrative surrender charge rates, which increase with issue age, set forth in your policy.

If you increase the specified amount, the increase is subject to a new administrative surrender charge. We impose this charge if you surrender your policy or it lapses within fifteen policy years from the effective date of the increase, in addition to any sales surrender charge or administrative surrender charge that may apply if you surrender your policy or it lapses within fifteen policy years after the policy date.

We use the administrative surrender charge to cover part of the administrative costs of processing surrenders, lapses, and increases and reductions in specified amount, as well as legal, actuarial, systems, mailing, and other overhead costs connected with our variable life insurance operations.

Fund Expenses

The value of the net assets of each subaccount reflects the management fees and other expenses incurred by the corresponding portfolio in which the subaccount invests. The investment advisers earn management fees for the services they provide in managing the portfolios. See the prospectuses for the portfolios and the fee table, which shows the highest and lowest expense ratio among the available portfolios, on page 11.

Income Tax Charge

We do not currently assess any charge for income taxes incurred as a result of the operations of the subaccounts of the separate account. We reserve the right, however, to assess a charge for such taxes against the subaccounts if we determine that income taxes will be incurred.

Special Arrangements

Where permitted by state regulation, we may reduce or waive the sales charge component of the premium expense charge; the monthly administrative charge; and/or the surrender charge, under policies purchased by (i) our directors, officers, current or retired employees ("employees"), or agents, or affiliates thereof, or their spouses or dependents; (ii) directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with Carillon Investments, Inc. relating to the policies, or their spouses or dependents; or (iii) directors, officers, employees, or affiliates of the portfolios or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents. In addition, in the future, we may reduce or waive the sales charge component of the premium expense charge, and/or the surrender charge if a policy is purchased by the owner of another policy we issued, and/or through transfer or exchange from a life insurance policy we issued, each in accordance with rules we establish and apply on a uniform basis. Reductions or waivers of the sales charge component of the premium expense charge, the monthly administrative charge, and the surrender charge reflect the reduced sales and administrative effort associated with policies sold to the owners specified. Our home office can provide advice regarding the availability of reduced or waived charges to such owners.

We may issue policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases policies covering a group of individuals. An example of such an arrangement is a non-qualified deferred compensation plan. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of policies on an individual basis. The policies may not be available in connection with group or sponsored arrangements in all states.

For policies issued in connection with group or sponsored arrangements, we may reduce or waive one or more of the following charges: the sales charge component of the premium expense charge; the surrender charge; the monthly charge for the cost of insurance; rider charges; monthly administrative charges; daily mortality and expense risk charges; and/or the transfer charge. We may also reduce the minimum specified amount per policy. In addition, the interest rate credited on amounts taken from the subaccounts as a result of a loan may be increased for these policies. We will waive or reduce these charges as described below and according to our rules in effect when the policy application is approved.

To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria, for example, size of the group, or number of years in existence. Generally, the sales contacts and effort, administrative costs, and insurance cost and mortality expense risk per policy may vary based on such factors as the size of the group or sponsored arrangement, its stability, the purposes for which the policies are purchased, and certain characteristics of its members (including underwriting-related factors that we determine result in lower anticipated expenses of providing insurance coverage, and/or lower mortality expense risk, under policies sold to members of the group or through the sponsored arrangement). The amount of any reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements, and/or the reduced anticipated cost of insurance or mortality expense risk under such policies. We may modify from time to time the amount or availability of any charge reduction or waiver, or the criteria for qualification.

Charge reductions or waivers will not be unfairly discriminatory against any person, including the affected owners and all other owners of policies funded by the separate account.

                     CONTRACT DESCRIPTION

We intend for your policy to satisfy the definition of a life insurance contract under Section 7702 of the Internal Revenue Code. The policy described in this Prospectus may be different from your policy because of differences in applicable state law.

Eligible Purchasers

We require satisfactory evidence of the insured's insurability, which may include a medical examination of the insured. The available issue ages are 0 through 75. Age is determined on the insured's age as of the birthday nearest the policy date. The minimum specified amount is $50,000. Acceptance of an application depends on our underwriting rules, which may include underwriting on a guaranteed issue or simplified issue basis, and we reserve the right to reject an application for any reason. Contracts issued under guaranteed or simplified issue underwriting may incur higher cost of insurance charges than the contract would incur if it had been fully underwritten, because guaranteed and simplified issue underwriting is done on standard tobacco or non-tobacco basis. Insured people who would qualify for preferred underwriting classes if fully underwritten will pay more in cost of insurance charges. Subject to state law variations, we will sell a policy to any U.S. citizen who is more than 0 years of age, but less than 75 years of age. We may also sell policies to citizens of other countries. Federal law requires us to establish the identity of each buyer of a policy, including their citizenship and residency.

Owner Rights

You have the right, as owner of your policy, to exercise all rights provided under the policy. These include allocating the net premiums, transferring value among subaccounts, taking loans
against the policy, and changing beneficiaries.   The insured is
the owner, unless you name a different owner in the application. You may by notice name a contingent owner or a new owner while the insured is living by notice satisfactory to us. If more than one person is named as owner, they are joint owners. Any transaction under the policy except for self-service telephone and Internet transactions will require the authorization of all owners. Unless provided otherwise, in the event of a joint owner's death, ownership passes to the surviving joint owner. Unless a contingent owner has been named, on the death of the last surviving owner, ownership of the policy passes to the estate of the last surviving owner, who will become the owner if the owner(s) die. A change in owner may have tax consequences. See "Tax Considerations," page 43.

Net Premium Allocations

In the application, you specify the percentage of a net premium you want to allocate to each subaccount and to the guaranteed account. This allocation must comply with the allocation rules described below. Net premiums generally will be allocated to the subaccounts and to the guaranteed account on the valuation date that we receive them at our home office in accordance with your most recent instructions concerning allocations. However, we will allocate your initial premium to the Scudder VS I Money Market Portfolio until we deem the "free-look" period to end. See "Purchasing the Policy - Free Look Right to Cancel the Policy."

The net premium allocation percentages specified in the application will apply to subsequent premium payments until you change the percentages. You can change the allocation percentages at any time, subject to the rules below, by providing notice to us
in a form we find acceptable.   The change will apply to all
premium payments received with or after receipt of your notice.

Allocation Rules.
The minimum allocation percentage you may specify for a subaccount or the guaranteed account is 5%, and your allocation percentages must be whole numbers. The sum of your allocations must equal 100%. We reserve the right to limit the number of subaccounts to which account value may be allocated.

Transfer Privilege

After the free-look period and before the maturity date, you may transfer all or part of your account value from subaccounts investing in one portfolio to other subaccounts or to the guaranteed account, or transfer a part of an amount in the guaranteed account to the subaccounts, subject to the following procedures and restrictions. If you are participating in the Portfolio Rebalancing Plan and you make transfers without altering your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan.

Minimum Amount of Transfers.
The minimum transfer amount is the lesser of $100 or the entire amount in that subaccount or the guaranteed account. A transfer request that would reduce the amount in a subaccount or the guaranteed account below $25 will be treated as a transfer request for the entire amount in that subaccount or the guaranteed account. With the exception of the Conversion Right described below, we reserve the right to limit the number or frequency of transfers permitted in the future.

Timing of Transfers.

We will make the transfer as of the end of the valuation period during which we receive notice requesting such transfer. We will process all transfers among subaccounts at the next available price. If we receive your request after the close of regular trading on the New York Stock Exchange, whether the close is at 4:00 p.m. Eastern Time or at some earlier or later hour, we will process your transfer at the price as of the following valuation date.

Limits on Transfers.

You may make only one transfer transaction per valuation period.
A transfer transaction may include changes in allocations among several subaccounts, so long as they are part of a single transaction request. Currently, we do not limit the number of transfers that you can make among subaccounts or to the guaranteed account. However, we limit transfers from the guaranteed account during any policy year to an amount equal to 20% of the account value in the guaranteed account on the annual date at the beginning of such policy year. (See "Transfers from the Guaranteed Account," page 15, for restrictions).

Charges for Transfers.

Currently, we assess a transfer charge equal to $10 for each transfer during a policy year in excess of the first twelve transfers. (We reserve the right to decrease or eliminate the number of free transfers; in addition, we may increase the transfer charge, but it is guaranteed not to exceed $15 per transfer.) We will deduct the transfer charge from the subaccounts or the guaranteed account from which the requested transfer is being made, on a pro-rata basis.

Methods of  Transfers.

o  Written request.

o Telephone call to service area. You may effect transfers pursuant to telephone instructions unless you elect out of the option by writing us. We reserve the right to suspend telephone transfer privileges at any time, for any reason, if we deem such suspension to be in the best interests of owners. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if we follow those procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures. The procedures we will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.

o Self-service options (telephone call to automated IRIS system/accessing IRIS-Online). All existing owners, and all new purchasers of policies, will be able to review information and request service concerning their policies in two ways, through the IRIS automated telephone system at 1-877-944-4747, or by visiting our website, www.unioncentral.com. To access the IRIS automated telephone system, you will need your policy number and a PIN (personal identification number). If you request access to the IRIS automated telephone system, you will be advised of your PIN by letter. Existing owners can obtain a PIN from our customer service representatives at 1-800-319-6902. To use IRIS-Online, you will need your contract number and taxpayer identification number to establish initial access to Service Central. As part of the initial log in to Service Central, you will create your own unique user identification and password.

   Once you have logged on to the IRIS automated telephone system or IRIS-Online, you will be able to perform the functions described below, and we will send you a written confirmation of all electronic transfers within five business days. If we cannot complete a transfer as requested, our customer service representative will mail notification to you within three business days.

      o choose electronic delivery of certain future mailings (this feature available only online)
      o  check policy values
      o  verify address and beneficiary information
         (this feature available only online)
      o  transfer balances among subaccounts
      o  change your allocation of future premiums
      o  request a statement
      o  request certain service forms
      o change your PIN (telephone) or user identification and password (online)

CAUTION: Telephone and online transfers may not always be available. Telephone and computer systems, whether yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you experience problems, you should make your transfer request in writing. You should protect your unique identifiers, because self-service options will be available to your agent of record and to anyone who provides your identifiers; we will not be able to verify that the person providing electronic transfer instructions via the IRIS automated telephone system or IRIS-Online is you or is authorized by you.

Conversion Right.

During the first twenty-four policy months following the issue date, and within sixty days of the later of notification of a change in the investment policy of the separate account or the effective date of such change, you may exercise a one-time Conversion Right. You may do so by requesting in writing that all or a portion of the account value in the variable account be transferred to the guaranteed account. Exercise of the Conversion Right is not subject to a transfer charge and will have no effect on the cash value of your policy. Following the exercise of the Conversion Right, net premiums may not be allocated to the subaccounts, and transfers of account value to the subaccounts will not be permitted. The other terms and conditions of the policy will continue to apply.

Excessive Trading.

Your policy is a long-term investment and is not designed for professional market timing organizations or other entities using programmed or frequent transfers. When thinking about a transfer of account value, you should consider the risk involved that transfers based on short-term expectations may be made at an inopportune time.
Because excessive trading can disrupt investment portfolio management strategies and increase portfolio expenses, and harm the portfolios and other policy owners, we reserve the right to:

  o limit the number, frequency, method or amount of transfers;
  o reject any transfer from any owner we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a portfolio, and require such an owner to make future transfer requests by regular U.S. mail;
  o  delay any transfer request for up to seven days;
  o limit the portfolios into which transfers may be made;
  o impose any restrictions reserved in the current portfolio prospectuses for the portfolios into or from which you are making your transfer; or
  o impose any limitations that may be required to comply with applicable federal or state laws.

In determining which requests to honor, scheduled transfers (under a previously established Dollar Cost Averaging, Portfolio Rebalancing or Earnings Sweep program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone or Internet requests in the order received. This discretion will be exercised without regard to who owns the policy. We will mail notification to you within three business days if we take any of these actions with regard to your transfer request. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Selecting and Changing the Beneficiary

You select one or more beneficiary(ies) in your application. You may later change the beneficiary(ies) in accordance with the terms of the policy. The primary beneficiary, or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive your policy's death benefit proceeds. If the insured dies and there is no surviving beneficiary, the owner or the estate of the owner will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's consent must be obtained to change the beneficiary.

Limits on Rights to Contest the Policy

Incontestability.
Subject to state regulation, we will not contest your policy, or any supplemental and/or rider benefits (except accidental death and/or disability benefits), after the policy or rider has been in force during the insured's lifetime for two years from the issue date or the effective date of the rider, unless fraud is involved.
 Any increase in the specified amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the insured for two years after the effective date of the increase.

Suicide Exclusion.
Subject to state regulation, if the insured dies by suicide within two years after the issue date, we will not pay a death benefit. The policy will be terminated, and we will return the premium payments made before death, less any policy debt and any partial cash surrenders. If the insured dies by suicide within two years after an increase in specified amount that is subject to evidence of insurability, we will not pay any death benefit attributable to the increase and will return the premium payments attributable to the increase, if any. In such case, prior to calculating the death benefit, we will restore to the cash value the sum of the monthly cost of insurance charges made for that increase.

Supplemental and/or Rider Benefits

You may add the following supplemental and/or rider benefits to your policy if they are available in your state. Any monthly charges for these benefits and/or riders will be deducted from your account value as part of the monthly deduction (see page 16). The supplemental and/or rider benefits available with your policy provide fixed benefits that do not vary with the investment experience of the separate account.

Term Insurance Rider for Other Insured Persons. Provides a death benefit amount payable on the death of other insured persons specified. This rider requires the other insured person to be medically underwritten. The other insured death benefit amount may be changed, subject to certain conditions. In addition, the rider coverage may be converted to a new policy on the other insured, prior to the other insured person reaching age 75, subject to certain conditions. If the term rider is converted by the other insured person, the cost for the rider on your policy ends when the rider is converted. Rider conversion has no effect on the cash value of your policy; the converted rider policy starts with a cash value of zero.

Scheduled Increase Option Rider for the Insured. Provides for automatic increases in the specified amount on each annual date, subject to the terms of the rider; the amount of the increase is specified in the rider. The rate class applicable to the scheduled increases will be the rate class of the insured on the issue date of the rider. There is no cost for this rider.

Guaranteed Death Benefit Rider (No-Lapse Rider in Maryland).
 Provides that the policy will remain in force and will not lapse before the expiration date of the rider shown on the schedule page of your contract, provided that the sum of premium payments to date, less any partial cash surrenders and any policy debt, equals or exceeds the minimum monthly premium for the rider times the number of policy months since the policy date. The minimum monthly premium for the rider is calculated by applying a factor to the guideline level premium. The factor used varies by sex, smoking status, death benefit option, and age. The minimum monthly premium for the rider is shown on your schedule page. The rider extends the minimum guaranteed period under your policy from three years to thirty years or until you are 65 years old, whichever occurs earlier. This rider terminates on any monthly date when the sum of premium payments, less any partial cash surrenders and any policy debt, is less than the minimum monthly premium for the rider multiplied by the number of policy months since the policy date. Once terminated, this rider will not be reinstated. This rider is not available for all ages and rate classes, in all states, or under certain circumstances where the Term Insurance Rider for Other Insured Persons is also added to the policy.
 There is no cost for this rider.

Cost of Living Rider for the Insured. Provides for automatic increases in the specified amount on each annual date, subject to the terms of the rider; the amount of the increase will be based on increases in the Consumer Price Index, as specified in the rider. The rate class applicable to the cost of living increases will be the rate class of the insured on the issue date of the rider. There is no cost for this rider, but your policy's cost of insurance charges will increase as your specified amount increases over time.

Guaranteed Insurability Option Rider. Provides the right to increase the specified amount on each option date by the benefit amount shown in the rider. No evidence of insurability will be required. Option dates are the annual dates nearest the insured's 25th, 28th, 31st, 34th, 37th, and 40th birthdays. Option dates may be advanced in the event of the insured's marriage or adoption of a child.

Accidental Death Benefit Rider. Provides an additional death benefit payable if the insured's death results from certain accidental causes. There is no cash value for this benefit.

Total Disability Benefit Rider - Waiver of Monthly Deduction. Provides for waiver of the monthly deduction during the total disability of the insured. If you have coverage under this rider and the guaranteed death benefit rider, and you become disabled during the guaranteed death benefit period, this rider will cover your monthly deduction, but that amount may be less than the minimum monthly premium under the guaranteed death benefit rider, so your policy could still lapse if your rider benefit is not enough to maintain a positive cash surrender value.

Total Disability Benefit Rider - Policy Continuation to Maturity Date Not Guaranteed. Provides for the crediting to the policy as premium payments the monthly total disability benefit set forth in the rider during the total disability of the insured. You select the amount of the benefit when you purchase coverage under this rider. Your policy could still lapse if your rider benefit is not enough to maintain a positive cash surrender value.

Children's Insurance Rider. Provides a death benefit payable on the death of a child of the insured. More than one child can be covered. Children are medically underwritten for coverage. There is no cash value for this benefit.

Insurance Exchange Rider. Provides the right to exchange the policy for a new policy on the life of a substitute insured. Exercise of the right is subject to satisfactory evidence of insurability of the substitute insured, and may result in a cost or credit to the owner, depending on whether the substitute insured has higher costs of insurance than the original insured. The new policy can be any adjustable life insurance policy we issue at the time the exchange privilege is exercised. The policy date for the new policy will generally be the same as the policy date of the exchanged policy; the issue date for the new policy will be the date of exchange. The initial cash value under the new policy will be the same as the cash value of the policy on the date of the exchange. There are no charges or other fees imposed under the policy or the new policy at the time of the exchange. Costs associated with the new policy, like cost of insurance charges, will vary. For purposes of calculating any surrender charges subsequently imposed on the policy acquired by exchange, we will take into account the number of policy years that this policy, and the policy acquired by exchange, have been in force. Exercise of this rider will result in a taxable exchange. There is no cost for this rider.

Accelerated Benefits Rider. Provides for an accelerated payment of up to 50% of the policy's death benefit (up to a maximum benefit of $500,000). This advance payment of the death benefit will be available if you are diagnosed as terminally ill, as defined in the rider. Your policy will be charged interest at the policy loan interest rate on the advanced amount, plus any premiums we pay after you exercise this rider. We also have the right to charge an administrative fee of up to 0.5% of the advanced amount, but we are not currently charging this fee. The remaining death benefit payable to your designated beneficiary will be reduced by the interest charges and any premiums we pay on your behalf. Payment will be subject to evidence satisfactory to us. Your policy could lapse if your remaining account value goes down due to poor investment performance and your policy cannot maintain a positive cash surrender value. There is no cost for this rider. You should consult your counsel or another competent tax adviser before you request accelerated payment. See "Tax Considerations," page 43.

Maturity Extension Endorsement. Provides the right, within two years of the maturity date defined in your policy, to extend the maturity date to either the date of the insured's death or the date you request full surrender of the policy, whichever occurs first. If you exercise this extension option, the following will occur: all other riders attached to your policy will terminate on the original maturity date; after the maturity date has been extended, the account value will continue to vary based on investment experience and we will continue to charge interest on policy loans, but we will no longer accept new premium payments or deduct charges for cost of insurance or monthly expenses. There is no cost for this endorsement. The tax consequences associated with continuing the policy beyond age 100 are unclear. Counsel or another competent tax adviser should be consulted.

ADDITIONAL RULES AND LIMITS APPLY TO THESE SUPPLEMENTAL AND/OR RIDER BENEFITS. NOT ALL SUCH BENEFITS MAY BE AVAILABLE AT ANY TIME AND IN ANY GIVEN STATE, AND SUPPLEMENTAL AND/OR RIDER BENEFITS IN ADDITION TO THOSE LISTED ABOVE MAY BE MADE AVAILABLE. PLEASE ASK YOUR AGENT FOR FURTHER INFORMATION, OR CONTACT THE HOME OFFICE.

Changes in the Policy or Benefits

Misstatement of Age or Sex.
If the insured's age or sex has been misstated in your policy application or in any application for supplemental and/or rider benefits:

  o if the misstatement becomes known after the death of the insured, then your policy's death benefit or such supplemental and/or rider benefits will be adjusted to the correct amount (reflecting the correct age or sex) for the monthly deduction made for the month in which death occurred;

  o if the misstatement becomes known during the lifetime of the insured, your policy values will be adjusted to those based on the correct monthly deductions (reflecting the correct age or sex) since the policy date. If your policy's values are insufficient to cover the monthly deduction on the prior monthly date, the grace period will be deemed to have begun on such date, and you will be notified at least 61 days prior to the end of the grace period.

Other Changes.

At any time we may make such changes in your policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code or to make the policy conform with any law or regulation issued by any government agency to which it is subject.

Participating

The policy is issued on a participating basis, and as such is eligible to share in our profits and surplus to the extent determined by our Board of Directors in its sole discretion. We do not currently anticipate that the policies will participate in profits or surplus in the foreseeable future.

                  PURCHASING YOUR POLICY


Applying for a Policy

To purchase a policy, you must complete an application and submit it through an authorized Union Central agent. There is no minimum initial premium payment. Your policy coverage will become effective on the policy date. If an initial premium payment is submitted with the application, then the policy date is generally the date of approval of your application. If the application is not accompanied by an initial premium payment, then the policy date will generally be two weeks after the date that your application is approved.

As provided for under state insurance law, you may be permitted to backdate the policy to preserve insurance age. In no case may the policy date be more than six months prior to the date the application was completed. We deduct charges for the monthly deduction for the backdated period on the issue date. Temporary life insurance coverage may be provided prior to the policy date under the terms of a temporary insurance agreement. In accordance with our underwriting rules, temporary life insurance coverage may not exceed $1,000,000 and will not remain in effect for more than sixty (60) days.

Free Look Right to Cancel the Policy

You may cancel your policy for a refund during your "free-look" period. This period expires 20 days after you receive your policy, 45 days after your application is signed, or 10 days after we mail or deliver a cancellation notice, whichever is latest. (A longer period may apply to policies issued in certain states.) If you decide to cancel the policy, you must return it by mail or delivery to the home office or to the authorized Union Central agent who sold it. Immediately after you mail back or deliver the policy, your policy will be deemed void from the beginning.
Within seven calendar days after we receive the returned policy, we will refund any premiums paid, less any partial cash surrenders, unless otherwise required by state law.

We will allocate all net premiums received before the end of the "free look" period (including the initial net premium) to the Scudder VS I Money Market Portfolio. There is no guarantee that the Money Market portfolio will provide a positive investment return, especially in times of low interest rates. After the end of the "free look" period, the account value will be allocated to the subaccounts and to the guaranteed account based on the premium payment allocation percentages in the application. For this purpose, the end of the "free look" period is deemed to be 25 days after your policy is activated in our computer system (usually no more than one to three business days before the date we send your policy to your agent for delivery to you) , or 45 days from the date of the application, whichever is greater. If you send an initial premium payment with your application, until your policy has been activated, the premium payment will be held in a non-interest bearing suspense account. If you do not send an initial premium payment with your application, the end of the "free look" period, for this purpose, is deemed to be 25 days from the date the initial net premium is received and applied to your policy, or 45 days from the date of application, whichever is greater.

Conversion Period

At any time within the first 24 months after we issue your policy, you may transfer all or a portion of the variable account to the guaranteed account without paying any transfer fee. If you transfer all of your variable account value to the guaranteed account, you effectively "convert" your policy into a contract that provides fixed (non-variable) benefits. If you want to make such a transfer, particularly if you are concerned about the volatility of value of your selected variable account portfolios, you should consult your financial adviser before converting this policy and consider other options available to you.

                            PREMIUMS

Planned Periodic Premiums.
When you apply for a policy, you select a plan for paying level premium payments at specified intervals, e.g., quarterly, semi-annually or annually, for the duration of the policy. If you elect, we will also arrange for payment of planned period premiums on a monthly basis under a pre-authorized payment arrangement such as automatic deduction from a checking account. You are not required to pay premium payments in accordance with these plans; rather, you can pay more or less than planned or skip a planned periodic premium entirely. Currently, there is no minimum amount for each premium. You should consider that, especially when investment returns in your subaccounts are negative, skipping planned premium payments or reducing the payments may result in your policy lapsing because your cash surrender value falls below the amount required to meet your monthly deduction. We may establish a minimum amount 90 days after we send you a written notice of such increase. Subject to the limits described below, you can change the amount and frequency of planned periodic premiums whenever you want by sending notice to the home office.

Unless otherwise requested, you will be sent reminder notices for planned periodic premiums. Reminder notices will not be sent if you have arranged to pay planned periodic premiums by pre-authorized payment arrangement.

Additional Unscheduled Premiums.
You can make additional unscheduled premium payments at any time while your policy is in force. You may specify that a specific unscheduled premium payment is to be applied as a repayment of policy debt, if any. If you do not so specify, the unscheduled premium payment will be applied as a premium payment.

Tax-Free "Section 1035" Exchanges.
You can generally exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code of 1986, as amended. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy. The charges for this policy may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

Limitations on Premium Payments.
Total premium payments paid in a policy year may not exceed guideline premium payment limitations for life insurance set forth in the Internal Revenue Code. We will promptly refund any portion of any premium payment that is determined to be in excess of the premium payment limit established by law to qualify a policy as a contract for life insurance.

The payment of excessive premiums may cause a policy to be a modified endowment contract under the Internal Revenue Code. We have established procedures for monitoring premium payments and making efforts to notify you on a timely basis if your policy is in jeopardy of becoming a modified endowment contract as a result of premium payments.

We reserve the right to reject any requested increase in planned periodic premiums, or any unscheduled premium. If an additional premium payment is rejected, we will return the premium payment promptly, without any adjustment for investment experience.

We also reserve the right to require satisfactory evidence of insurability prior to accepting any premium which increases the risk amount of the policy.

No premium payment will be accepted after the insured's 100th birthday (the "maturity date").

Premium payments must be made by check payable to The Union
Central Insurance Company or by any other method that we deem acceptable.

Premium payments after the initial premium payment must be made to the home office.

PLEASE NOTE: IF MANDATED UNDER APPLICABLE LAW, WE MAY BE REQUIRED
TO REJECT A PREMIUM PAYMENT.

Minimum Guaranteed Period.
We guarantee that your policy will remain in force during the minimum guaranteed period, regardless of the sufficiency of the cash surrender value, if the sum of the premiums paid to date, less any partial cash surrenders and policy debt, equals or exceeds the minimum monthly premium (shown in the policy) multiplied by the number of complete policy months since the policy date, including the current policy month. The minimum guaranteed period is three years following the policy date.

The minimum monthly premium is calculated for each policy based on the age, sex and rate class of the insured, the requested specified amount and any supplemental and/or rider benefits. The minimum monthly premium may change due to changes made during the minimum guaranteed period to the specified amount, the death benefit option, ratings, and supplemental and/or rider benefits. We will notify you of any increase in the minimum monthly premium.

An extended minimum guaranteed period may be available under our Guaranteed Death Benefit Rider, which is described in the section on Supplemental and/or Rider Benefits beginning on page 32.

Premium Payments Upon Increase in Specified Amount.
Depending on your account value at the time of an increase in the specified amount and the amount of the increase requested, an additional premium payment may be necessary or a change in the amount of planned periodic premiums may be advisable. If you increase the specified amount, you should contact your agent to assist you in determining if additional premium payments are necessary or appropriate.

Grace Period.
If your policy goes into default, you will be allowed a 61-day grace period to pay a premium payment sufficient to cover the monthly deductions due during the grace period. We will send notice of the amount required to be paid during the grace period ("grace period premium payment") to your last known address and the address of any assignee of record. The grace period will begin when the notice is sent. Your policy will remain in effect during the grace period. If the insured should die during the grace period and before the grace period premium payment is paid, the death benefit proceeds will still be payable to the beneficiary, although the amount paid will reflect a reduction for the monthly deductions due on or before the date of the insured's
death (and for any policy debt).   If the grace period premium
payment has not been paid before the grace period ends, your policy will lapse. It will have no value and no benefits will be payable.

A grace period also may begin if your account value, less surrender charges, loan principal, and loan interest charges, becomes less than your monthly deduction amount.

Crediting Net Premiums

The initial net premium will be credited to your policy on the policy date, or, if later, the date we receive the initial premium payment (which happens most frequently in the event of a Section 1035 exchange). For backdated policies, the initial net premium will be credited on the issue date. If you send an initial premium payment with your application, until your policy has been activated, the premium payment will be held in a non-interest bearing suspense account. Planned periodic premiums and unscheduled premiums, both underwritten and those that are not underwritten, will be credited to your policy and the net premiums will be invested as requested on the valuation date they are received by the home office. However, any premium payment that is underwritten will be allocated to your existing policy coverage if the underwriting is rejected.

Dollar Cost Averaging Plan

The Dollar Cost Averaging Plan, if elected, enables you to transfer systematically and automatically, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from a subaccount you specify to other subaccounts or to the guaranteed account. (Dollar Cost Averaging Plan transfers may not be made from the guaranteed account.) By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, we make no guarantee that the Dollar Cost Averaging Plan will result in a profit.

You specify the amount to be transferred automatically; you can specify either a fixed dollar amount, or a percentage of the account value in the subaccount from which transfers will be made.
 At the time that you elect the Dollar Cost Averaging Plan, the account value in the subaccount from which transfers will be made must be at least $2,000. The required amounts may be allocated to the subaccount through initial or subsequent net premiums or by transferring amounts into the subaccount from the other subaccounts or from the guaranteed account (which may be subject to certain restrictions).

You may elect this plan at the time of application by completing the authorization on the election form or at any time after the policy is issued by properly completing the election form and returning it to us or by contacting us by telephone at 1-800-319-6902. Dollar Cost Averaging Plan transfers may not commence until the end of the free-look period.

Once elected, transfers from the subaccount will be processed until the number of designated transfers have been completed, or the value of the subaccount is completely depleted, or you provide us notice instructing us to cancel the transfers.

Currently, transfers made under the Dollar Cost Averaging Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. There is no charge for a Dollar Cost Averaging Plan. We reserve the right to impose a $15 transfer charge for each transfer effected under a Dollar Cost Averaging Plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Dollar Cost Averaging Plan at any time.

Portfolio Rebalancing Plan

You may elect to have the accumulated balance of each subaccount periodically redistributed (or "rebalanced") to equal the allocation percentages you have specified in the election form. These allocations may be based on asset allocation models which your agent may present to you. This rebalancing may be done on a quarterly, semi-annual, or annual basis.

You may elect the Portfolio Rebalancing Plan at the time of application by completing the authorization on the election form or at any time after your policy is issued by properly completing the election form and returning it to us or by contacting us by telephone at 1-800-319-6902. Portfolio Rebalancing Plan transfers may not commence until the end of the free-look period. If you make transfers among subaccounts and do not alter your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan. Transfers pursuant to the Portfolio Rebalancing Plan will continue until you provide us notice terminating the plan, or the policy terminates. THE PORTFOLIO REBALANCING PLAN CANNOT BE ELECTED IF EITHER A DOLLAR COST AVERAGING PLAN OR AN EARNINGS SWEEP PLAN IS IN EFFECT.

Currently, transfers made under the Portfolio Rebalancing Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. There is no charge for a Portfolio Rebalancing Plan. We reserve the right to impose a $15 transfer charge for each transfer effected under the plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio Rebalancing Plan at any time.

Earnings Sweep

You may elect to have the accumulated earnings of one or more specified subaccounts or the interest credited to the guaranteed account periodically transferred (or "swept") into specified
subaccounts or the guaranteed account.   The sweep may be done on
a quarterly, semi-annual, or annual basis.

You may elect the Earnings Sweep Plan at the time of application by completing the authorization on the election form or at any time after the policy is issued by properly completing the election form and returning it to us or by contacting us by telephone at 1-800-319-6902. Earnings Sweep Plan transfers may not commence until the end of the free-look period. Transfers pursuant to the Earnings Sweep Plan will continue until you provide us notice terminating the plan, or the policy terminates.

Currently, transfers made under the Earnings Sweep Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. There is no charge for an Earnings Sweep Plan. We reserve the right to impose a $15 transfer charge for each transfer effected under the plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Earnings Sweep Plan at any time.

POLICY VALUES

THERE IS NO MINIMUM GUARANTEED ACCOUNT VALUE OR CASH SURRENDER VALUE. These values will vary with the investment experience of the subaccounts and/or the daily crediting of interest in the guaranteed account, and will depend on your allocation of account value. If the cash surrender value on a monthly date is less than the amount of the monthly deduction to be deducted on that date and the minimum guaranteed period is not then in effect, the policy will be in default and a grace period will begin.

Determining Account Value

On the policy date, the account value is equal to the initial net premium credited, less the monthly deduction made as of the policy date. On each valuation date thereafter, the account value is the sum of the variable account, the guaranteed account, and the loan account. The account value will vary to reflect the performance of the subaccounts to which amounts have been allocated, interest credited on amounts allocated to the guaranteed account, interest credited on amounts in the loan account, charges, transfers, partial cash surrenders, loans, loan repayments and premiums paid. The variable account for a policy is determined on any day by multiplying the number of units attributable to each subaccount in which account value is invested by the unit value for that subaccount on that day, and aggregating the resulting subaccount values.

Subaccount Values.
When you allocate an amount to a subaccount, either by net premium allocation or transfer, your policy is credited with accumulation units in that subaccount. The number of accumulation units is determined by dividing the amount allocated to the subaccount by the subaccount's accumulation unit value for the valuation date when the allocation is effected.

The number of accumulation units credited to your policy will increase when:

  o  net premiums are allocated to the subaccount,
  o  amounts are transferred to the subaccount, and
  o  loan repayments are credited to the subaccount.

The number of accumulation units credited to a policy will decrease when:

  o the allocated portion of the monthly deduction is taken from the subaccount,
  o  a loan is made,
  o  an amount is transferred from the subaccount, or
  o  a partial surrender is taken from the subaccount.

Determination of Unit Value.
The unit value for each subaccount other than AIM V.I. Capital Appreciation Portfolio and Summit S&P MidCap 400 Index Portfolio, was arbitrarily set at $10 when the subaccount began operations. The initial unit values for the AIM V.I. Capital Appreciation Portfolio and the Summit S&P MidCap 400 Index Portfolio were set based on closing values of the American Century V.P. Capital Appreciation Portfolio and the Summit Capital Portfolio, respectively, on the date on which the AIM V.I. Capital Appreciation Portfolio and the Summit S&P MidCap 400 Index Portfolio replaced the other two portfolios, which date was October 21, 1999. Thereafter, the unit value at the end of every valuation date is the unit value at the end of the previous valuation date times the net investment factor, as described below.

Net Investment Factor.
The net investment factor is an index applied to measure the investment performance of a subaccount from one valuation period to the next. Each subaccount has a net investment factor for each valuation period which may be greater or less than one.
Therefore, the value of a unit may increase or decrease. The net investment factor for any subaccount for any valuation period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

(1) is the net result of:
    a. the net asset value per share of the portfolio held in the subaccount, determined at the end of the current valuation period; plus
    b. the per share amount of any dividend or capital gain distributions made by the portfolio to the subaccount, if the "ex-dividend" date occurs during the current valuation period; plus or minus
    c. a per share charge or credit for any taxes incurred by or reserved for in the subaccount, which is determined by us to have resulted from the operations of the subaccount.

(2) is the net result of:
    a. the net asset value per share of the portfolio held in the subaccount, determined at the end of the last prior valuation period (adjusted for an "ex-dividend"); plus or minus
    b. the per share charge or credit for any taxes reserved for the immediately preceding valuation period.

(3) is a daily factor representing the mortality and expense risk charge deducted from the subaccount for the policy adjusted for the number of days in the valuation period.

Guaranteed Account.
On any valuation date, the guaranteed account of a policy is the total of all net premiums allocated to the guaranteed account, plus any amounts transferred to the guaranteed account, plus interest credited on such net premiums and amounts, less the amount of any transfers, including transfer charges, taken from the guaranteed account, less the amount of any partial cash surrenders taken from the guaranteed account, less any amounts transferred from the guaranteed account in connection with loans, and less the pro-rata portion of the monthly deduction deducted from the guaranteed account.

Loan Account.
On any valuation date, if you have any loans outstanding, the loan account is equal to amounts transferred to the loan account from the subaccounts and from the guaranteed account as collateral for loans and for due and unpaid loan interest, amounts transferred from the loan account to the subaccounts and the guaranteed account as policy debt is repaid, and interest credited on the loan account.

Cash Value

The cash value on a valuation date is the account value less the surrender charge that would be applicable on that valuation date.

Cash Surrender Value
The cash surrender value on a valuation date is the cash value reduced by any policy debt. Cash surrender value is used to determine whether a partial cash surrender may be taken, and whether policy debt is excessive. It is also the amount that is available upon full surrender of the policy.

       DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT

As long as your policy remains in force and until the Maturity Date, we will pay the death benefit proceeds upon receipt at the home office of proof that we deem satisfactory of the insured's death. We may require return of your policy. The death benefit will be paid to your beneficiary. Generally, the death benefit proceeds will be paid in a lump sum within seven calendar days of receipt of due proof of the insured's death, or your beneficiary may elect a payment option.

Amount of Death Benefit Proceeds

The death benefit proceeds are equal to the sum of the death benefit under the death benefit option selected calculated on the date of the insured's death, plus any supplemental and/or rider benefits, minus any policy debt on that date. If the date of death occurred during a grace period, the death benefit proceeds are the death benefit immediately prior to the start of the grace period, plus any supplemental and/or rider benefits, minus policy debt and minus any past due monthly deductions. Under certain circumstances, such as misstatement of age or sex or death within the contestability period, the amount of the death benefit may be further adjusted.

If part or all of the death benefit is paid in one sum, we will pay interest on this sum as required by applicable state law from the date of receipt of due proof of the insured's death to the date of payment.

Death Benefit Options

When you apply for your policy, you will choose one of two death benefit options, which will be used to determine the death benefit.

  o  Under Option A, the death benefit is the greater of:
     (i) the specified amount; or (ii) the Applicable
     Percentage (if you elected the guideline premium test) or Factor (if you elected the cash value accumulation test) multiplied by the account value on the date of the insured's death.

  o  Under Option B, the death benefit is the greater of:
     (i) the specified amount plus the account value on the date of the insured's death; or (ii) the Applicable
     Percentage (if you elected the guideline premium test) or Factor (if you elected the cash value accumulation test) multiplied by the account value on the date of the insured's death.

When you apply for your policy, you will also choose one of two alternative tests to evaluate whether your policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test, total premium payments paid in a policy year may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test, there are no limits on the amount of premium you can pay in a policy year, so long as the death benefit is large enough compared to the account value to meet the test requirements. A table showing the Applicable Percentages for Attained Ages 0 to 95 under the guideline premium test is included in the Statement of Additional Information. The Statement of Additional Information also includes a table showing the Factors that apply if you choose the cash value accumulation test.

If investment performance is favorable, the amount of the death benefit may increase. However, under Option A, the death benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. Under Option B, the death benefit will vary directly with account value, which reflects the investment performance of the subaccounts as well as interest credited to the guaranteed account. For an illustration of the impact that investment performance may have on the death benefit, see the illustrations in Appendix C.

Under the guideline premium test, the "Applicable Percentage" is 250% when the insured's attained age is 40 or less, and decreases each year thereafter to 100% when the insured's attained age is 95.

Enhanced Death Benefit Option

You may choose one of two enhanced death benefit options when you apply for your policy. The two options establish increased death benefits on the life of the insured person at certain ages based on the life expectancy of the insured person. We offer two corridors, a nine-year corridor and a fifteen-year corridor. If you choose this option, your death benefit will be calculated using the factors shown in Appendix C to the Statement of Additional Information. The enhanced death benefit option table for owners choosing the guideline premium test shows applicable percentages that range from a high of 250% when the insured's attained age is 40 or less, decreasing each year thereafter, to 100% when the insured's attained age is 95 or greater. For owners choosing the cash value accumulation test, the factors vary based on the insured's attained age, sex and rate class, and are generally higher at younger attained ages for all rate classes and both sexes, and generally higher for women than men, and for non-tobacco rate classes than for tobacco rate classes. While this option is available free of charge, the enhanced death benefit may cause the cost of insurance to be higher than in a policy without this option. During the enhanced death benefit period, the death benefit will be increased if the death benefit is either the Applicable Percentage (if you elected the guideline premium test) or the Factor multiplied by the account value (if you elected the cash value accumulation test). The same cost of insurance rates would then be charged on a greater risk amount, thereby increasing your total cost of insurance charged.

Changes in Death Benefit Option

You may change the death benefit option on your policy, by notice to us, subject to the following rules. The effective date of the change will be the monthly date next following the day that we receive and accept notice of the request for change. We may
require satisfactory evidence of insurability.   A change in the
death benefit option may have adverse tax consequences and you should consult your tax adviser before making a change.

When a change from Option A to Option B is made, unless requested by notice to us, the specified amount after the change is effected will be equal to the specified amount before the change less the account value on the effective date of the change. When a change from Option B to Option A is made, unless requested by notice to us, the specified amount after the change will be equal to the specified amount before the change is effected and the death benefit will be reduced by the account value on the effective date of the change.

Changes in Specified Amount

The initial specified amount is set at the time the policy is issued. You may request a change in the specified amount, by notice to us, subject to the following rules. If a change in the specified amount would result in total premiums paid exceeding the premium limitations prescribed under current tax law to qualify your policy as a life insurance contract, we will refund promptly to you the amount of such excess above the premium limitations. Changing the specified amount of your policy may have adverse tax consequences. You should consult counsel or another competent tax adviser before changing the specified amount.

Decrease in Specified Amount. The minimum amount of any decrease in specified amount is $5,000, and any decrease in specified amount will become effective on the monthly date next following the date that notice requesting the decrease is received and approved by us. We reserve the right to decline a requested decrease in the specified amount if compliance with current tax law resulting from this decrease would result in immediate termination of the policy, or if to effect the requested decrease, payments to you would have to be made from the accumulated value for compliance with applicable tax law, and the amount of such payments would exceed the cash surrender value under the policy.

Decreasing the specified amount of the policy may have the effect of decreasing monthly cost of insurance charges. Decreasing the specified amount of the policy may have adverse tax consequences and you should consult your tax adviser before making a change.

Increase in Specified Amount. Any increase in the specified amount must be at least $5,000 (unless the increase is effected pursuant to a rider providing for automatic increases in specified amount), and you must submit an application. Any increase that is not guaranteed by rider will require satisfactory evidence of insurability and must meet our underwriting rules. If you increase the specified amount, you should contact your agent to assist you in determining if additional premium payments are necessary or appropriate. The increase in specified amount will become effective on the monthly date next following the date the request for the increase is received and approved, and your account value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in specified amount.

A new administrative surrender charge period will apply to each portion of your policy resulting from an increase in specified amount, starting with the effective date of the increase.

When Proceeds Are Paid

We will ordinarily pay any death benefit proceeds, loan proceeds, partial cash surrender proceeds, or full surrender proceeds within seven calendar days after receipt at the home office of all the documents required for such a payment. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, we may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading on the New York Stock Exchange is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of separate account assets is not reasonably practicable; (2) the SEC by order permits postponement of payment to protect our policy owners, or (3) the payment requested will come from account values allocated to our guaranteed account.

PLEASE NOTE: IF MANDATED UNDER APPLICABLE LAW, WE MAY BE REQUIRED TO BLOCK YOUR ACCOUNT AND REFUSE TO HONOR ANY REQUEST FOR TRANSFERS, PARTIAL SURRENDERS, LOANS, OR DEATH BENEFITS UNTIL INSTRUCTIONS ARE SECURED FROM THE APPROPRIATE REGULATOR. WE MAY ALSO BE REQUIRED TO PROVIDE ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT TO GOVERNMENT REGULATORS.

Payment Options

Surrender proceeds and death benefit proceeds under the policy are generally payable in a lump sum. We may offer alternative payment options. Your beneficiary should contact us or their Union Central agent for information regarding payment options that may be available at the time of payment. In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the accounts.

CASH BENEFITS

Loans

After the first policy year and while the insured is living, and provided your policy is not in the grace period, you may borrow against your policy at any time by submitting notice to the home office. (In certain states, loans may also be available during the first policy year.) The minimum amount of any loan request is $500 (subject to state regulation). The maximum loan amount is equal to the sum of 90% of the variable account, plus 100% of the guaranteed account, less any surrender charges that would be applicable on the effective date of the loan, less loan interest to the annual date. Outstanding loans reduce the amount available for new loans. Loans will be processed as of the date your notice is received and approved. Loan proceeds generally will be sent to you within seven calendar days. Policy loans may have tax consequences and you should consult your tax adviser before making a change.

Interest.
Each year we will set the annual loan interest rate. The rate will never be more than the maximum permitted by law, and will not be changed more frequently than once per year. The rate for a policy year may not exceed the greater of (i) the Published Monthly Average for the calendar month ending two months before the annual date at the beginning of the policy year; or (ii) the guaranteed minimum interest rate applicable to the guaranteed account, plus 1.0%. The Published Monthly Average means Moody's Corporate Bond Yield Average - Monthly Average Corporates, as published by Moody's Investor Service, Inc., or any successor to that service; or if the average is no longer published, a substantially similar average, established by regulation issued by the insurance supervisory official of the state in which the policy is delivered.

We will notify you of the initial rate of interest when a loan is made. We will notify you at least thirty days in advance of any increase in the annual loan interest rate applicable to any outstanding loan.

Interest is due and payable at the end of each policy year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the outstanding loan.

Policy Debt.
Outstanding loans (including unpaid interest added to the loan) plus accrued interest not yet due equals the policy debt.

Loan Collateral.
When a policy loan is made, an amount sufficient to secure the loan is transferred out of your policy's variable and guaranteed account value and into your policy's loan account. Thus, a loan will have no immediate effect on the account value, but other policy values, such as the cash surrender value and the death benefit proceeds, will be reduced immediately by the amount transferred to the loan account. This transfer is made against the account value in each subaccount and the guaranteed account in proportion to the account value in each on the effective date of the loan, unless you specify that transfers be made from specific subaccounts. An amount of account value equal to any due and unpaid loan interest which exceeds interest credited to the loan account will also be transferred to the loan account on each annual date. Such interest will be transferred from each subaccount and the guaranteed account in the same proportion that account value in each subaccount and the guaranteed account bears to the total unloaned account value.

The loan account will be credited with interest at an effective annual rate of not less than the annual loan interest rate, less 1.5% during the first ten policy years. Thus, the maximum net cost of a loan per year is 1.5% during the first ten policy years, and 0.25% thereafter (the net cost of a loan is the difference between the rate of interest charged on policy loans and the amount credited on the equivalent amount held in the loan account). We will determine the rate of interest to be credited to the loan account in our sole discretion, and the rate may change from time to time. The tax treatment of loans after the first ten policy years is uncertain. You should consult your tax adviser.

Loan Repayment; Effect if Not Repaid.
You may repay all or part of your policy debt at any time while the insured is living and your policy is in force. Loan repayments must be sent to the home office and will be credited as of the valuation period received. You may give us notice that a specific unscheduled premium made while a loan is outstanding is to be applied as a loan repayment. (Loan repayments, unlike unscheduled premiums, are not subject to premium expense charges.)
 We will apply any planned periodic premiums, and any unscheduled premiums without such notice, as premium payments. When a loan repayment is made, account value in the loan account in an amount equivalent to the repayment is transferred from the loan account to the subaccounts and the guaranteed account. Thus, a loan repayment will have no immediate effect on the account value, but other policy values, such as the cash surrender value, will be increased immediately by the amount of the loan repayment.
Amounts will be transferred to the subaccounts and the guaranteed account in accordance with your current net premium allocation instructions.

If the death benefit becomes payable while a loan is outstanding, your policy debt will be deducted in calculating your death benefit proceeds.

If on a monthly date your policy's cash value less any policy debt (the cash surrender value) is less than the amount of the monthly deduction due for the following policy month, your policy will be in default. You, and any assignee of record, will be sent notice of the default. You will have a 61-day grace period to submit a sufficient payment to avoid termination of coverage under your policy. The notice will specify the amount that must be repaid to prevent termination.

Effect of Policy Loan.
A loan, whether or not repaid, will have a permanent effect on your death benefit and policy values because the investment results of the subaccounts of the separate account and current interest rates credited on account value in the guaranteed account will apply only to the non-loaned portion of the account value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the guaranteed account while the loan is outstanding, the effect could be favorable or unfavorable. Loans may increase the potential for lapse if investment results of the subaccounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a policy to terminate. Please consult your tax adviser concerning the tax treatment of policy loans, and the adverse tax consequences if your policy lapses with loans outstanding. In addition, if your policy is a modified endowment contract, loans may be currently taxable and subject to a 10% penalty tax.

Surrendering the Policy for Cash Surrender Value

You may surrender your policy at any time for its cash surrender value by submitting notice to the home office. We may require return of the policy. A surrender charge may apply. A surrender request will be processed as of the date your notice and all required documents are received. Payment will generally be made within seven calendar days. The cash surrender value may be taken in one lump sum or it may be applied to a payment option acceptable to you and to us. Your policy will terminate and cease to be in force if it is surrendered. It cannot later be reinstated. A surrender may result in adverse tax consequences, and if your policy is a modified endowment contract, may also trigger a 10% penalty tax. You should consult your tax adviser before requesting a surrender.

Partial Cash Surrenders

You may make partial cash surrenders under your policy at any time subject to the conditions below. You must submit notice to the home office. Each partial cash surrender must be at least $500. The partial surrender amount may not exceed the cash surrender value. There is no fee or charge imposed on a partial cash surrender. As of the date we receive notice of a partial cash surrender request, the cash value will be reduced by the partial cash surrender amount.

Unless you request that a partial cash surrender be deducted from specified subaccounts, your partial cash surrender amount will be deducted from your account value in the subaccounts and in the guaranteed account pro-rata in proportion to the account value in each.

If death benefit Option A is in effect, we will reduce the specified amount by the partial cash surrender amount. We may reject a partial cash surrender request if the partial cash surrender would cause the policy to fail to qualify as a life insurance contract under applicable tax laws, as we interpret them.

Partial cash surrender requests will be processed as of the valuation period we receive notice, and generally will be paid within seven calendar days.

A partial cash surrender may result in adverse tax consequences, and if your policy is a modified endowment contract, may also
trigger a 10% penalty tax.   You should consult your tax adviser
before requesting a partial cash surrender.

Maturity Benefit

The maturity date is the insured's age 100. If your policy is still in force on the maturity date, the maturity benefit will be paid to you. The maturity benefit is equal to the cash surrender value on the maturity date. You can extend the maturity date by using the Maturity Extension Endorsement, which is described in the Supplemental and/or Rider Benefits section beginning on page 32.

LAPSE AND REINSTATEMENT

Lapse

Whether your policy lapses depends on whether its cash surrender value is sufficient to cover the monthly deduction when due. Failure to pay planned periodic premiums will not necessarily cause your policy to lapse. Conversely, paying all planned periodic premiums will not necessarily guarantee that your policy will not lapse (except when the minimum guaranteed period is in effect).

If your cash surrender value on a monthly date is less than the amount of the monthly deduction to be deducted on that date and the minimum guaranteed period is not in effect, your policy will be in default and a grace period will begin. This could happen if investment experience has been sufficiently unfavorable that it has resulted in a decrease in cash surrender value, or the cash surrender value has decreased because you have not paid sufficient premium payments to offset the monthly deduction, or you have excessive policy debt.

We calculate cash values, surrender values and death benefit amounts for your policy in the same manner without regard to whether your policy is in a lapsed condition.

Any applicable surrender charges will be due in the event of a lapse.

Reinstatement

Your policy may be reinstated within five years after lapse and before the maturity date, subject to compliance with certain conditions, including the payment of a necessary premium payment and submission of satisfactory evidence of insurability. See your policy for further information.

                   TAX CONSIDERATIONS

Introduction

The following summary provides a general description of the Federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, your life insurance policy must satisfy certain requirements which are set forth in Internal Revenue Code Section 7702. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard basis should satisfy the applicable requirements. There is less guidance, however, with respect to a policy issued on a substandard basis (i.e., a premium class with extra rating involving higher than standard mortality risk) and it is not clear whether such a policy will in all cases satisfy the applicable requirements. If it is subsequently determined that your policy does not satisfy the applicable requirements, we may take appropriate steps to bring your policy into compliance with such requirements and we reserve the right to modify your policy as necessary in order to do so.

Section 7702 provides that if one of two alternate tests is met, your policy will be treated as a life insurance policy for federal income tax purposes. These tests are referred to as the "cash value accumulation test" and the "guideline premium test".

Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to account value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person's age, sex, and premium class at any point in time, multiplied by the account value. A table of the Cash Value Accumulation Test factors can be found in the Statement of Additional Information.

The guideline premium test provides for a maximum premium in relation to the death benefit, and a minimum "corridor" of death benefit in relation to account value. A table of the Guideline Premium Test applicable percentages can also be found in the Statement of Additional Information.

Your policy allows you to choose, at the time of application, which of these tests we will apply to your policy. Your choice cannot be changed. Without regard to which test you choose, we will at all times attempt to assure that your policy meets the statutory definition which qualifies your policy as life insurance for federal income tax purposes.

In certain circumstances, owners of variable life insurance policies have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to variable account assets. There is little guidance in this area, and some features of your policy, such as your flexibility to allocate premium payments and account value, have not been explicitly addressed in published rulings. While we believe that your policy does not give you investment control over variable account assets, we reserve the right to modify your policy as necessary to prevent you from being treated as the owner of the variable account assets supporting your policy.

In addition, the Code requires that the investments of the subaccounts be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the subaccounts, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Policy Benefits

In General.
We believe that the death benefit under your policy should be excludible from the gross income of the beneficiary. Federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of you or your beneficiary. A competent tax adviser should be consulted on these consequences.

Generally, you will not be deemed to be in constructive receipt of the account value until there is a distribution. When distributions from your policy occur, or when loans are taken out from or secured by your policy, the tax consequences depend on whether your policy is classified as a "Modified Endowment
Contract".

Modified Endowment Contracts.
Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," (MEC) with less favorable tax treatment than other life insurance contracts. Due to the flexibility of your policy as to premiums and benefits, the individual circumstances of your policy will determine whether it is classified as a MEC. In general a policy will be classified as a MEC if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid in the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under your policy during the first seven years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if your policy had originally been issued at the reduced face amount. If there is a "material change" in your policy's benefits or other terms, it may have to be retested as if it were a newly issued policy. A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your policy from becoming a MEC, you may have to limit premium payments or limit reductions in benefits. You should consult a tax advisor to determine whether a policy transaction will cause your policy to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment
Contracts.
Policies classified as Modified Endowment Contracts are subject to the following tax rules:

(1) All distributions other than death benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of your investment in your policy only after all gain has been distributed.

(2) Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

(3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when you have attained age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary or designated beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract could later become taxable as a distribution from a Modified Endowment Contract.

Multiple Policies.
All Modified Endowment Contracts that are issued by us (or our affiliates) to you during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in your income when a taxable distribution occurs.

Withholding.
To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.
Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of your investment in your policy and only after the recovery of all investment in your policy as taxable income. However, certain distributions which must be made in order to enable your policy to continue to qualify as a life insurance contract for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax treatment of policy loans after the tenth policy year is uncertain and a tax adviser should be consulted.


Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

Investment in the Policy.
Your investment in your policy is generally your aggregate premiums. When a distribution is taken from your policy, your investment in your policy is reduced by the amount of the distribution that is tax-free.

Policy Loans.
In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when your policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a policy loan, you should consult a competent tax adviser as to the tax consequences.

Accelerated Benefits Rider.
You should consult a competent tax adviser about the consequences of adding this rider to your policy or requesting payment under this rider.

Continuation of Policy Beyond Age 100.
The tax consequences of continuing your policy beyond the insured's 100th year are unclear. You should consult a competent tax adviser if you intend to keep your policy in force beyond the insured's 100th year.

Business Uses of the Policy.
Businesses can use the policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a competent tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued guidance on split-dollar arrangements. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a competent tax adviser.

Split-Dollar Arrangements.

The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, on July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act").
 The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative Minimum Tax.
There may also be an indirect tax upon the income in your policy or the proceeds of your policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

Other Tax Considerations.
The transfer of your policy or designation of a beneficiary may have federal, state and /or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation skipping transfer taxes. For example, if you transfer your policy to, or designate as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below your generation assignment, it may have generation skipping transfer tax consequences under federal tax law. You and your beneficiary's individual situation will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Possible Tax Law Changes.
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of your policy could change by legislation or otherwise. Consult a competent tax adviser with respect to legislative developments and their effect on the policy.

Possible Charges for Union Central's Taxes

At the present time, we make no charge for any Federal, state or local taxes (other than the charge for state premium taxes) that may be attributable to the subaccounts or to your policy. We reserve the right to charge the subaccounts for any future taxes or economic burden we may incur.

             DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with Carillon Investments, Inc. ("Distributor") for the distribution and sale of the policies. Distributor is affiliated with us. Distributor sells the policies through its sales representatives. Distributor also may enter into selling agreements with other broker-dealers who in turn may sell the policies through their sales representatives.

We pay commissions for the sale of the Policies.   The maximum
commissions payable are: 50% of premiums up to the target premium and 2% of premiums above that amount paid in the first policy year; 2% of premium paid in Policy years 2 through 11; and 2% of premium paid thereafter as a service fee. A "target premium" is an amount of premium based on the insured's age at issue, sex, rate class, specified amount, and supplemental and/or rider benefits. For each premium received following an increase in specified amount, a first-year commission on such premiums will be paid up to the target premium for the increase in the year in which the increase occurs; the commission will be calculated as described above, with each increase in specified amount beginning its own commission schedule. Substandard risks do not affect target premiums, and have no effect on commissions; riders, to the extent they affect target premiums, may result in additional compensation. Additional amounts may be paid and expenses may be reimbursed based on various factors. Other selling broker-dealers will share commissions and additional amounts received for sales of the Policies with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

Also, Distributor receives .25% from Templeton Foreign Securities Fund, Class 2, .25% from Seligman Communications and Information Portfolio (Class 2), and .19% from Seligman Small-Cap Value Portfolio (Class 2), in the form of 12b-1 fees. Class 12b-1 shares of these funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares. In addition to 12b-1 fees, we receive from some of our participating investment advisers annual revenue sharing of between .05% and .25% of subaccount assets for providing various shareholder support services.

                     LEGAL PROCEEDINGS

No litigation is pending that would have a material effect upon the separate account.

                   FINANCIAL STATEMENTS

Union Central's and the separate account's financial statements appear in the Statement of Additional Information, which is available upon request by calling us at 1-800-319-6902 or visiting our website at www.unioncentral.com.

               APPENDIX A - GLOSSARY OF TERMS


account value - The sum of the values in the variable account, the guaranteed account, and the loan account.

age - The insured's age on his or her nearest birthday.

annual date - The same day in each policy year as the policy date.

initial specified amount - The specified amount on the policy date.

issue date - The date from which the suicide and contestable periods start.

loan account - A part of the guaranteed account. When you take out a policy loan, we transfer some of your account value to this account to hold as collateral for the loans.

monthly date - The same day as the policy date for each succeeding month. It defaults to the actual last day of the month if the monthly date is a day that does not exist in that month. For example, if your monthly date is the 31st, it will be the 30th in April, June, September and November and the 28th or 29th in February.

net premium - A premium payment minus the applicable premium expense charge.

owner, you  - The person who owns a policy.

policy date - The date from which policy months, years and anniversaries are measured policy debt - The sum of all outstanding policy loans plus accrued interest.

policy month - Each one-month period beginning with a monthly date and ending the day before the next monthly date.

policy year - Each period of twelve months starting on the policy date and ending the day before the first annual date, or any following year starting on an annual date and ending the day before the next annual date.

portfolio - An investment company or its series, in which we invest premiums allocated to a subaccount of the separate account.

risk amount - On each monthly date, the death benefit under the policy less the account value (after deduction of the monthly deduction on that day, except for the cost of insurance charge).

specified amount - A dollar amount used to determine the death benefit under a policy. It is commonly referred to as "face amount".

Union Central, we, our, us - The Union Central Life Insurance
Company.

unscheduled premium - Any premium other than a planned periodic premium.

valuation date - Each day on which the New York Stock Exchange is open for business.

valuation period - The interval of time commencing at the close of business on one valuation date and ending at the close of business on the next succeeding valuation date.

                  APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that NO amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of .855% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year, before waivers or reimbursements. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.59%, 4.31%, and 10.22%, respectively, during the first ten policy years, and -1.10%, 4.84%, and 10.77%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.



                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-----------------------------------------------------------------------

                     VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36            EXCEL CHOICE            $300,000 SPECIFIED AMOUNT
STANDARD NONTOBACCO       $3,500 ANNUAL PREMIUM          DEATH BENEFIT OPTION A
VARIABLE INVESTMENT       USING CURRENT CHARGES          CASH VALUE ACCUM. TEST

             DEATH BENEFIT           ACCOUNT VALUE          CASH SURRENDER VALUE
         ---------------------   ---------------------     ----------------------
         Assuming Hypothetical   Assuming Hypothetical     Assuming Hypothetical
             Gross Annual            Gross Annual               Gross Annual
         Investment Return of    Investment Return of      Investment Return of
END     ----------------------   ---------------------    -----------------------
OF    12%      6%      0%        12%      6%      0%      12%       6%      0%
YEAR  Gross    Gross   Gross     Gross    Gross   Gross   Gross     Gross   Gross
----  -----    -----   -----     -----    -----   -----   -----     -----   -----
1      300,000 300,000 300,000       3,104   2,923  2,743      1,213   1,032    852
2      300,000 300,000 300,000       6,498   5,946  5,416      4,607   4,055  3,525
3      300,000 300,000 300,000      10,210   9,070  8,017      8,319   7,179  6,126
4      300,000 300,000 300,000      14,268  12,295 10,543     12,378  10,404  8,652
5      300,000 300,000 300,000      18,711  15,627 12,996     16,820  13,737 11,105
6      300,000 300,000 300,000      23,564  19,058 15,363     21,862  17,356 13,661
7      300,000 300,000 300,000      28,893  22,612 17,666     27,380  21,099 16,153
8      300,000 300,000 300,000      34,749  26,297 19,907     33,425  24,974 18,583
9      300,000 300,000 300,000      41,194  30,125 22,091     40,060  28,991 20,957
10     300,000 300,000 300,000      48,283  34,094 24,212     47,337  33,149 23,266
15     300,000 300,000 300,000      97,876  57,132 34,188     97,876  57,132 34,188
20     409,117 300,000 300,000     182,255  87,745 44,669    182,255  87,745 44,669
25     619,547 300,000 300,000     318,853 125,112 52,508    318,853 125,112 52,508
30     915,712 300,000 300,000     538,031 170,958 56,435    538,031 170,958 56,435
35   1,342,990 344,043 300,000     887,323 227,311 54,445    887,323 227,311 54,445
40   1,972,133 403,165 300,000   1,440,870 294,558 42,931  1,440,870 294,558 42,931
45   2,920,354 472,384 300,000   2,313,042 374,147 14,426  2,313,042 374,147 14,426
50   4,358,097 553,943       0   3,682,660 468,091      0  3,682,660 468,091      0
55   6,575,876 653,074       0   5,829,057 578,905      0  5,829,057 578,905      0
60   9,934,360 767,252       0   9,243,501 713,896      0  9,243,501 713,896      0
64  13,919,496 876,471       0  13,625,592 857,965      0 13,625,592 857,965      0



Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -- 1.59%, 4.31%, and 10.22% respectively, during the first ten policy years, and -1.10%, 4.84%, and 10.77% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-----------------------------------------------------------------------

                     VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36            EXCEL CHOICE            $300,000 SPECIFIED AMOUNT
STANDARD NONTOBACCO       $3,500 ANNUAL PREMIUM          DEATH BENEFIT OPTION A
VARIABLE INVESTMENT      USING GUARANTEED CHARGES        CASH VALUE ACCUM. TEST

             DEATH BENEFIT           ACCOUNT VALUE          CASH SURRENDER VALUE
         ---------------------   ---------------------     ----------------------
         Assuming Hypothetical   Assuming Hypothetical     Assuming Hypothetical
             Gross Annual            Gross Annual               Gross Annual
         Investment Return of    Investment Return of      Investment Return of
END     ----------------------   ---------------------    -----------------------
OF    12%      6%      0%        12%      6%      0%      12%       6%      0%
YEAR  Gross    Gross   Gross     Gross    Gross   Gross   Gross     Gross   Gross
----  -----    -----   -----     -----    -----   -----   -----     -----   -----
1     300,000 300,000 300,000      2,738   2,570  2,403        847     679    512
2     300,000 300,000 300,000      5,916   5,407  4,918      4,025   3,516  3,027
3     300,000 300,000 300,000      9,389   8,336  7,363      7,498   6,445  5,473
4     300,000 300,000 300,000     13,182  11,356  9,734     11,291   9,465  7,843
5     300,000 300,000 300,000     17,327  14,469 12,030     15,436  12,578 10,139
6     300,000 300,000 300,000     21,853  17,672 14,243     20,151  15,970 12,541
7     300,000 300,000 300,000     26,802  20,970 16,376     25,289  19,457 14,863
8     300,000 300,000 300,000     32,211  24,360 18,422     30,888  23,037 17,098
9     300,000 300,000 300,000     38,132  27,848 20,383     36,997  26,714 19,248
10    300,000 300,000 300,000     44,610  31,429 22,250     43,664  30,483 21,304
15    300,000 300,000 300,000     90,212  52,356 31,074     90,212  52,356 31,074
20    369,673 300,000 300,000    164,683  76,405 36,627    164,683  76,405 36,627
25    546,557 300,000 300,000    281,288 103,082 36,841    281,288 103,082 36,841
30    781,952 300,000 300,000    459,439 131,606 27,962    459,439 131,606 27,962
35  1,098,436 300,000 300,000    725,744 160,671  2,092    725,744 160,671  2,092
40  1,524,706 300,000       0  1,113,973 188,457      0  1,113,973 188,457      0
45  2,104,414 300,000       0  1,666,783 213,211      0  1,666,783 213,211      0
50  2,892,662 300,000       0  2,444,345 234,607      0  2,444,345 234,607      0
55  3,975,815 300,000       0  3,524,283 252,492      0  3,524,283 252,492      0
60  5,473,747 300,000       0  5,093,089 278,962      0  5,093,089 278,962      0
64  7,078,628 324,298       0  6,929,166 317,451      0  6,929,166 317,451      0


Notes concerning this illustration:

(1)Assumes that no policy loans have been made.

(2)Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4)Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5)The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -
1.59%, 4.31%, and 10.22% respectively, during the first ten policy years, and -1.10%, 4.84%, and 10.77% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES.THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-----------------------------------------------------------------------

                     VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36            EXCEL CHOICE            $300,000 SPECIFIED AMOUNT
STANDARD NONTOBACCO       $3,500 ANNUAL PREMIUM          DEATH BENEFIT OPTION B
VARIABLE INVESTMENT       USING CURRENT CHARGES          CASH VALUE ACCUM. TEST

             DEATH BENEFIT           ACCOUNT VALUE          CASH SURRENDER VALUE
         ---------------------   ---------------------     ----------------------
         Assuming Hypothetical   Assuming Hypothetical     Assuming Hypothetical
             Gross Annual            Gross Annual               Gross Annual
         Investment Return of    Investment Return of      Investment Return of
END     ----------------------   ---------------------    -----------------------
OF    12%      6%      0%        12%      6%      0%      12%       6%      0%
YEAR  Gross    Gross   Gross     Gross    Gross   Gross   Gross     Gross   Gross
----  -----    -----   -----     -----    -----   -----   -----     -----   -----
1      303,098 302,918 302,738       3,098   2,918  2,738      1,207   1,027    847
2      306,479 305,929 305,400       6,479   5,929  5,400      4,588   4,038  3,509
3      310,169 309,034 307,986      10,169   9,034  7,986      8,278   7,143  6,095
4      314,193 312,231 310,489      14,193  12,231 10,489     12,302  10,340  8,599
5      318,586 315,525 312,914      18,586  15,525 12,914     16,695  13,635 11,023
6      323,368 318,905 315,244      23,368  18,905 15,244     21,666  17,203 13,543
7      328,604 322,395 317,504      28,604  22,395 17,504     27,091  20,882 15,991
8      334,338 326,001 319,694      34,338  26,001 19,694     33,015  24,677 18,370
9      340,629 329,733 321,821      40,629  29,733 21,821     39,494  28,599 20,686
10     347,521 333,587 323,876      47,521  33,587 23,876     46,576  32,641 22,930
15     394,948 355,546 333,325      94,948  55,546 33,325     94,948  55,546 33,325
20     475,438 384,535 343,263     175,438  84,535 43,263    175,438  84,535 43,263
25     606,172 418,192 350,006     306,172 118,192 50,006    306,172 118,192 50,006
30     880,550 455,677 351,913     517,371 155,677 51,913    517,371 155,677 51,913
35   1,292,708 494,985 346,603     854,102 194,985 46,603    854,102 194,985 46,603
40   1,899,427 532,003 330,465   1,387,750 232,003 30,465  1,387,750 232,003 30,465
45   2,813,714 558,835       0   2,228,578 258,835      0  2,228,578 258,835      0
50   4,199,903 562,149       0   3,548,984 262,149      0  3,548,984 262,149      0
55   6,338,076 520,658       0   5,618,264 220,658      0  5,618,264 220,658      0
60   9,575,961 406,900       0   8,910,026 106,900      0  8,910,026 106,900      0
64  13,429,061       0       0  13,129,061       0      0 13,129,061       0      0


Notes concerning this illustration:

(1)Assumes that no policy loans have been made.

(2)Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4)Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5)The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -
1.59%, 4.31%, and 10.22% respectively, during the first ten policy years, and -1.10%, 4.84%, and 10.77% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES.THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-----------------------------------------------------------------------

                     VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36            EXCEL CHOICE            $300,000 SPECIFIED AMOUNT
STANDARD NONTOBACCO       $3,500 ANNUAL PREMIUM          DEATH BENEFIT OPTION B
VARIABLE INVESTMENT      USING GUARANTEED CHARGES        CASH VALUE ACCUM. TEST

             DEATH BENEFIT           ACCOUNT VALUE          CASH SURRENDER VALUE
         ---------------------   ---------------------     ----------------------
         Assuming Hypothetical   Assuming Hypothetical     Assuming Hypothetical
             Gross Annual            Gross Annual               Gross Annual
         Investment Return of    Investment Return of      Investment Return of
END     ----------------------   ---------------------    -----------------------
OF    12%      6%      0%        12%      6%      0%      12%       6%      0%
YEAR  Gross    Gross   Gross     Gross    Gross   Gross   Gross     Gross   Gross
----  -----    -----   -----     -----    -----   -----   -----     -----   -----
1     302,732 302,565 302,398       2,732   2,565  2,398        841     674    507
2     305,898 305,390 304,903       5,898   5,390  4,903      4,007   3,500  3,013
3     309,350 308,301 307,333       9,350   8,301  7,333      7,459   6,410  5,443
4     313,110 311,295 309,683      13,110  11,295  9,683     11,219   9,404  7,792
5     317,207 314,371 311,951      17,207  14,371 11,951     15,316  12,481 10,060
6     321,666 317,526 314,129      21,666  17,526 14,129     19,964  15,824 12,427
7     326,523 320,761 316,219      26,523  20,761 16,219     25,011  19,248 14,707
8     331,811 324,071 318,214      31,811  24,071 18,214     30,487  22,747 16,890
9     337,572 327,459 320,114      37,572  27,459 20,114     36,437  26,325 18,980
10    343,843 330,917 321,910      43,843  30,917 21,910     42,897  29,972 20,964
15    387,124 350,679 330,159      87,124  50,679 30,159     87,124  50,679 30,159
20    454,919 371,868 334,614     154,919  71,868 34,614    154,919  71,868 34,614
25    560,215 391,924 332,928     260,215  91,924 32,928    260,215  91,924 32,928
30    722,716 405,834 321,300     422,716 105,834 21,300    422,716 105,834 21,300
35  1,012,630 403,903       0     669,052 103,903      0    669,052 103,903      0
40  1,407,819 367,898       0   1,028,574  67,898      0  1,028,574  67,898      0
45  1,945,069       0       0   1,540,576       0      0  1,540,576       0      0
50  2,675,450       0       0   2,260,797       0      0  2,260,797       0      0
55  3,678,971       0       0   3,261,152       0      0  3,261,152       0      0
60  5,066,685       0       0   4,714,336       0      0  4,714,336       0      0
64  6,360,777       0       0   6,060,777       0      0  6,060,777       0      0

Notes concerning this illustration:

(1)Assumes that no policy loans have been made.

(2)Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4)Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5)The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -
1.59%, 4.31%, and 10.22% respectively, during the first ten policy years, and -1.10%, 4.84%, and 10.77% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES.THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-----------------------------------------------------------------------

                     VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36            EXCEL CHOICE            $300,000 SPECIFIED AMOUNT
STANDARD NONTOBACCO       $3,500 ANNUAL PREMIUM          DEATH BENEFIT OPTION A
VARIABLE INVESTMENT       USING CURRENT CHARGES          GUIDELINE PREMIUM TEST

             DEATH BENEFIT           ACCOUNT VALUE          CASH SURRENDER VALUE
         ---------------------   ---------------------     ----------------------
         Assuming Hypothetical   Assuming Hypothetical     Assuming Hypothetical
             Gross Annual            Gross Annual               Gross Annual
         Investment Return of    Investment Return of      Investment Return of
END     ----------------------   ---------------------    -----------------------
OF    12%      6%      0%        12%      6%      0%      12%       6%      0%
YEAR  Gross    Gross   Gross     Gross    Gross   Gross   Gross     Gross   Gross
----  -----    -----   -----     -----    -----   -----   -----     -----   -----
1     300,000   300,000 300,000       3,104     2,923  2,743       1,213     1,032    852
2     300,000   300,000 300,000       6,498     5,946  5,416       4,607     4,055  3,525
3     300,000   300,000 300,000      10,210     9,070  8,017       8,319     7,179  6,126
4     300,000   300,000 300,000      14,268    12,295 10,543      12,378    10,404  8,652
5     300,000   300,000 300,000      18,711    15,627 12,996      16,820    13,737 11,105
6     300,000   300,000 300,000      23,564    19,058 15,363      21,862    17,356 13,661
7     300,000   300,000 300,000      28,893    22,612 17,666      27,380    21,099 16,153
8     300,000   300,000 300,000      34,749    26,297 19,907      33,425    24,974 18,583
9     300,000   300,000 300,000      41,194    30,125 22,091      40,060    28,991 20,957
10    300,000   300,000 300,000      48,283    34,094 24,212      47,337    33,149 23,266
15    300,000   300,000 300,000      97,876    57,132 34,188      97,876    57,132 34,188
20    300,000   300,000 300,000     182,883    87,745 44,669     182,883    87,745 44,669
25    422,232   300,000 300,000     324,794   125,112 52,508     324,794   125,112 52,508
30    671,152   300,000 300,000     559,294   170,958 56,435     559,294   170,958 56,435
35  1,087,368   300,000 300,000     945,537   228,580 54,445     945,537   228,580 54,445
40  1,665,452   319,776 300,000   1,586,144   304,549 42,931   1,586,144   304,549 42,931
45  2,780,184   421,808 300,000   2,647,795   401,722 14,426   2,647,795   401,722 14,426
50  4,605,505   547,726       0   4,386,195   521,644      0   4,386,195   521,644      0
55  7,565,500   700,878       0   7,205,238   667,502      0   7,205,238   667,502      0
60 11,928,525   856,530       0  11,928,525   856,530      0  11,928,525   856,530      0
64 17,975,372 1,049,475       0  17,975,372 1,049,475      0  17,975,372 1,049,475      0


Notes concerning this illustration:

(1)Assumes that no policy loans have been made.

(2)Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and amortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4)Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5)The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -
1.59%, 4.31%, and 10.22% respectively, during the first ten policy years, and -1.10%, 4.84%, and 10.77% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES.THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-----------------------------------------------------------------------

                     VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36            EXCEL CHOICE            $300,000 SPECIFIED AMOUNT
STANDARD NONTOBACCO       $3,500 ANNUAL PREMIUM          DEATH BENEFIT OPTION A
VARIABLE INVESTMENT     USING GUARANTEED CHARGES         GUIDELINE PREMIUM TEST

             DEATH BENEFIT           ACCOUNT VALUE          CASH SURRENDER VALUE
         ---------------------   ---------------------     ----------------------
         Assuming Hypothetical   Assuming Hypothetical     Assuming Hypothetical
             Gross Annual            Gross Annual               Gross Annual
         Investment Return of    Investment Return of      Investment Return of
END     ----------------------   ---------------------    -----------------------
OF    12%      6%      0%        12%      6%      0%      12%       6%      0%
YEAR  Gross    Gross   Gross     Gross    Gross   Gross   Gross     Gross   Gross
----  -----    -----   -----     -----    -----   -----   -----     -----   -----
1      300,000 300,000 300,000       2,738   2,570  2,403        847     679    512
2      300,000 300,000 300,000       5,916   5,407  4,918      4,025   3,516  3,027
3      300,000 300,000 300,000       9,389   8,336  7,363      7,498   6,445  5,473
4      300,000 300,000 300,000      13,182  11,356  9,734     11,291   9,465  7,843
5      300,000 300,000 300,000      17,327  14,469 12,030     15,436  12,578 10,139
6      300,000 300,000 300,000      21,853  17,672 14,243     20,151  15,970 12,541
7      300,000 300,000 300,000      26,802  20,970 16,376     25,289  19,457 14,863
8      300,000 300,000 300,000      32,211  24,360 18,422     30,888  23,037 17,098
9      300,000 300,000 300,000      38,132  27,848 20,383     36,997  26,714 19,248
10     300,000 300,000 300,000      44,610  31,429 22,250     43,664  30,483 21,304
15     300,000 300,000 300,000      90,212  52,356 31,074     90,212  52,356 31,074
20     300,000 300,000 300,000     165,321  76,405 36,627    165,321  76,405 36,627
25     378,821 300,000 300,000     291,401 103,082 36,841    291,401 103,082 36,841
30     597,696 300,000 300,000     498,080 131,606 27,962    498,080 131,606 27,962
35     957,695 300,000 300,000     832,778 160,671  2,092    832,778 160,671  2,092
40   1,451,964 300,000       0   1,382,823 188,457      0  1,382,823 188,457      0
45   2,398,498 300,000       0   2,284,284 213,211      0  2,284,284 213,211      0
50   3,900,760 300,000       0   3,715,010 234,607      0  3,715,010 234,607      0
55   6,216,010 300,000       0   5,920,010 252,492      0  5,920,010 252,492      0
60   9,650,998 300,000       0   9,650,998 278,962      0  9,650,998 278,962      0
64  14,546,204 341,906       0  14,546,204 341,906      0 14,546,204 341,906      0

Notes concerning this illustration:

(1)Assumes that no policy loans have been made.

(2)Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4)Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5)The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -
1.59%, 4.31%, and 10.22% respectively, during the first ten policy years, and -1.10%, 4.84%, and 10.77% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES.THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-----------------------------------------------------------------------

                     VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36            EXCEL CHOICE            $300,000 SPECIFIED AMOUNT
STANDARD NONTOBACCO       $3,500 ANNUAL PREMIUM          DEATH BENEFIT OPTION B
VARIABLE INVESTMENT       USING CURRENT CHARGES          GUIDELINE PREMIUM TEST

             DEATH BENEFIT           ACCOUNT VALUE          CASH SURRENDER VALUE
         ---------------------   ---------------------     ----------------------
         Assuming Hypothetical   Assuming Hypothetical     Assuming Hypothetical
             Gross Annual            Gross Annual               Gross Annual
         Investment Return of    Investment Return of      Investment Return of
END     ----------------------   ---------------------    -----------------------
OF    12%      6%      0%        12%      6%      0%      12%       6%      0%
YEAR  Gross    Gross   Gross     Gross    Gross   Gross   Gross     Gross   Gross
----  -----    -----   -----     -----    -----   -----   -----     -----   -----
1      303,098 302,918 302,738       3,098   2,918  2,738      1,207   1,027    847
2      306,479 305,929 305,400       6,479   5,929  5,400      4,588   4,038  3,509
3      310,169 309,034 307,986      10,169   9,034  7,986      8,278   7,143  6,095
4      314,193 312,231 310,489      14,193  12,231 10,489     12,302  10,340  8,599
5      318,586 315,525 312,914      18,586  15,525 12,914     16,695  13,635 11,023
6      323,368 318,905 315,244      23,368  18,905 15,244     21,666  17,203 13,543
7      328,604 322,395 317,504      28,604  22,395 17,504     27,091  20,882 15,991
8      334,338 326,001 319,694      34,338  26,001 19,694     33,015  24,677 18,370
9      340,629 329,733 321,821      40,629  29,733 21,821     39,494  28,599 20,686
10     347,521 333,587 323,876      47,521  33,587 23,876     46,576  32,641 22,930
15     394,948 355,546 333,325      94,948  55,546 33,325     94,948  55,546 33,325
20     475,438 384,535 343,263     175,438  84,535 43,263    175,438  84,535 43,263
25     606,172 418,192 350,006     306,172 118,192 50,006    306,172 118,192 50,006
30     818,324 455,677 351,913     518,324 155,677 51,913    518,324 155,677 51,913
35   1,162,832 494,985 346,603     862,832 194,985 46,603    862,832 194,985 46,603
40   1,722,923 532,003 330,465   1,422,923 232,003 30,465  1,422,923 232,003 30,465
45   2,634,621 558,835       0   2,334,621 258,835      0  2,334,621 258,835      0
50   4,121,536 562,149       0   3,821,536 262,149      0  3,821,536 262,149      0
55   6,565,764 520,658       0   6,253,108 220,658      0  6,253,108 220,658      0
60  10,548,759 406,900       0  10,248,759 106,900      0 10,248,759 106,900      0
64  15,551,684       0       0  15,251,684       0      0 15,251,684       0      0

Notes concerning this illustration:

(1)Assumes that no policy loans have been made.

(2)Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4)Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5)The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -
1.59%, 4.31%, and 10.22% respectively, during the first ten policy years, and -1.10%, 4.84%, and 10.77% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES.THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-----------------------------------------------------------------------

                     VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36            EXCEL CHOICE            $300,000 SPECIFIED AMOUNT
STANDARD NONTOBACCO       $3,500 ANNUAL PREMIUM          DEATH BENEFIT OPTION B
VARIABLE INVESTMENT      USING GUARANTEED CHARGES        GUIDELINE PREMIUM TEST

             DEATH BENEFIT           ACCOUNT VALUE          CASH SURRENDER VALUE
         ---------------------   ---------------------     ----------------------
         Assuming Hypothetical   Assuming Hypothetical     Assuming Hypothetical
             Gross Annual            Gross Annual               Gross Annual
         Investment Return of    Investment Return of      Investment Return of
END     ----------------------   ---------------------    -----------------------
OF    12%      6%      0%        12%      6%      0%      12%       6%      0%
YEAR  Gross    Gross   Gross     Gross    Gross   Gross   Gross     Gross   Gross
----  -----    -----   -----     -----    -----   -----   -----     -----   -----
1     302,732 302,565 302,398      2,732   2,565   2,398        841     674    507
2     305,898 305,390 304,903      5,898   5,390   4,903      4,007   3,500  3,013
3     309,350 308,301 307,333      9,350   8,301   7,333      7,459   6,410  5,443
4     313,110 311,295 309,683     13,110  11,295   9,683     11,219   9,404  7,792
5     317,207 314,371 311,951     17,207  14,371  11,951     15,316  12,481 10,060
6     321,666 317,526 314,129     21,666  17,526  14,129     19,964  15,824 12,427
7     326,523 320,761 316,219     26,523  20,761  16,219     25,011  19,248 14,707
8     331,811 324,071 318,214     31,811  24,071  18,214     30,487  22,747 16,890
9     337,572 327,459 320,114     37,572  27,459  20,114     36,437  26,325 18,980
10    343,843 330,917 321,910     43,843  30,917  21,910     42,897  29,972 20,964
15    387,124 350,679 330,159     87,124  50,679  30,159     87,124  50,679 30,159
20    454,919 371,868 334,614    154,919  71,868  34,614    154,919  71,868 34,614
25    560,215 391,924 332,928    260,215  91,924  32,928    260,215  91,924 32,928
30    722,716 405,834 321,300    422,716 105,834  21,300    422,716 105,834 21,300
35    971,430 403,903       0    671,430 103,903       0    671,430 103,903      0
40  1,348,275 367,898       0  1,048,275  67,898       0  1,048,275  67,898      0
45  1,914,910       0       0  1,614,910       0       0  1,614,910       0      0
50  2,765,819       0       0  2,465,819       0       0  2,465,819       0      0
55  4,041,765       0       0  3,741,765       0       0  3,741,765       0      0
60  5,975,943       0       0  5,675,943       0       0  5,675,943       0      0
64  7,825,335       0       0  7,525,335       0       0  7,525,335       0     0

Notes concerning this illustration:

(1)Assumes that no policy loans have been made.

(2)Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4)Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5)The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -
1.59%, 4.31%, and 10.22% respectively, during the first ten policy years, and -1.10%, 4.84%, and 10.77% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES.THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   APPENDIX C--DISCLAIMERS
            (Morgan Stanley, Nasdaq, Russell, S&P)

This fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determina-ion of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

ALTHOUGH MCSI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES
WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS
AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER
PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY
OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN.WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR
ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT,
INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF
THE POSSIBILITY OF SUCH DAMAGES.

The Product(s) described in this Prospectus is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s).The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance.
The Corporations' only relationship to The Union Central Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN.THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN.THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN.WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Russell 2000 Index ("Index") is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Index or data included in the Index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Index or any data included therein, or any security (or combination thereof) comprising the Index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Index or any data or any security (or combination thereof) included therein.

"Standard & Poor's(R)", "S&P(R), "S&P 500(R)", "Standard & Poor's 500(R)", "500," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's. See further discussion in the Summit Mutual Funds prospectus.

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees, or by accessing the SEC's website at http://www.sec.gov.

The Statement of Additional Information (SAI) includes additional information about Carillon Life Account and is dated the same date of this Prospectus. A table of contents for the Statement of Additional Information immediately follows the prospectus table of contents.Y ou can request a free copy of the SAI and personalized illustrations of death benefits, cash surrender values, and cash values, or contact us with any questions you may have about your policy, at 1-800-319-6902.Information about your policy is also available at www.unioncentral.com.You can register there for access to IRIS-Online.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The SAI can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C.Information on the hours and location of the Public Reference Room can be obtained by calling the SEC at (202) 942-8090.Information and reports are also available on the SEC's website at http://www.sec.gov.Copies of information you see on the SEC website can also be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C., 20549-0102.




Investment Company Act File Number: 811-09076

                    CARILLON LIFE ACCOUNT

                             of

         THE UNION CENTRAL LIFE INSURANCE COMPANY

  1876 Waycross Road - Cincinnati, Ohio 45240 - 513-595-2600



           STATEMENT OF ADDITIONAL INFORMATION


May 1, 2004

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Life Account's ("CLA") current Prospectus, dated May 1, 2004, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at
(800) 319-6902, or writing to P.O. Box 40409, Cincinnati,
Ohio 45240-0409.

                      ----------------

                   TABLE OF CONTENTS

TABLE OF CONTENTS . . . . . . . . . . . . . . . . . . .61
General Information and History . . . . . . . . . . . .61
Multiple Beneficiaries. . . . . . . . . . . . . . . . .61
Additional Information about Operation of Contracts
 and Carillon Life Account. . . . . . . . . . . . . . .61
Reports to Policy Owners. . . . . . . . . . . . . . . .61
Assignment. . . . . . . . . . . . . . . . . . . . . . .61
Distribution of the Policies. . . . . . . . . . . . . .61
Custody of Assets . . . . . . . . . . . . . . . . . . .61
Independent Public Accountants. . . . . . . . . . . . .61
Legal Matters . . . . . . . . . . . . . . . . . . . . .61


Appendix A (Guideline Premium and Cash Value
   Accumulation Test Factors) . . . . . . . . . . . .A-1
Appendix B (Enhanced Death Benefit Option Tables) . .B-1
Appendices C and D (Financial Statements of CLA
   and of Union Central). . . . . . . . . . . . . . .C-1

General Information and History

The Union Central Life Insurance Company was formed as a mutual life insurance company in 1867, under the laws of the State of Ohio. We are owned by our policyholders.
The Union Central Life Insurance Company is subject to regulation by the Department of Insurance of the State of Ohio as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions. A subsidiary of Union Central, Carillon Investments, Inc., is the principal underwriter of the contracts.

Carillon Life Account was established under Ohio law on July 10, 1995. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 and is a separate account within the meaning of the federal securities laws.

Multiple Beneficiaries

When policies have multiple beneficiaries, we provide each beneficiary with payment option information, as described in the prospectus. Generally, death benefits are paid in a lump sum as described in the prospectus. Each beneficiary can make his or her own election as to payment of proceeds. The death benefit proceeds are equal to the sum of the death benefit under the death benefit option selected calculated on the date of the insured's death, plus any supplemental and/or rider benefits, minus any policy debt on that date. If part or all of the death benefit is paid in one sum, we will pay interest on this sum as required by applicable state law from the date of receipt of due proof of the insured's death to the date of payment to each beneficiary.

Additional Information about Operation of Contracts and Carillon Life Account

Carillon Life Account has participation agreements with the various underlying investment options in order to provide the options in the contracts. These agreements describe the rights and responsibilities of Union Central, Carillon Investments, and the applicable fund family as they relate to the use of the fund option in the contracts. The participation agreements are filed as exhibits to this registration statement.

Reports to Policy Owners

Each year you will be sent a report at your last known address showing, as of the end of the current report period: account value; cash value; death benefit; amount of interest credited to the guaranteed account; change in value of the variable account; premiums paid since the last report; loans; partial cash surrenders; expense charges; and cost of insurance charges since the prior report; and any other information required by law. You will receive similar reports each calendar quarter as well. You will also be sent an annual and a semi-annual report for each portfolio underlying a subaccount to which you have allocated account value, including a list of the securities held in each portfolio, as required by the 1940 Act. In addition, when you pay premium payments, or if you take out a loan, transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of premium payments automatically deducted from your checking account, portfolio rebalancing, dollar cost averaging, and earnings sweeps.

Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

Assignment

You may assign your policy in accordance with its terms.
In order for any assignment to be binding on us, it must be in writing and filed at the home office. Once we have received a signed copy of the assignment, your rights and the interest of any beneficiary (or any other person) will be subject to the assignment. We assume no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any policy debt.

Distribution of the Policies

The principal underwriter of the policies is Carillon Investments, Inc. ("Distributor"), a wholly-owned subsidiary of Union Central, located at 1876 Waycross Road, Cincinnati, Ohio 45240. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. (the "NASD").
More information about Distributor and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

We offer the policies to the public on a continuous basis through the Distributor. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

Distributor offers the policies through its sales representatives.
 Distributor also may enter into selling agreements with other broker-dealers for sales of the policies through their sales representatives. Sales representatives must be licensed as insurance agents and appointed by us.

Commissions paid on the policy, as well as other incentives or payments, are not charged directly to the policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the policy.

Distributor received sales compensation with respect to the Policies in the following amounts during the periods indicated:

            YEAR       AMOUNT
            2003     $2,758,161
            2002     $3,371,076
            2001     $3,932,500

Under the underwriting agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and Distributor pays all other expenses of distributing the policies, for which it receives a concession, based on a percentage of commissions paid. Because Distributor is our subsidiary, we also pay for Distributor's operating and other expenses.

Because sales representatives of Distributor are also insurance agents of the Insurer, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that the Insurer offers. These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the policies may help sales representatives qualify for such benefits. Sales representatives may receive other payments from the Insurer for services that do not directly involve the sale of the policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, Distributor sales representatives who meet certain Insurer productivity, persistency and length of service standards may be eligible for additional compensation.

We may pay certain broker-dealers an additional bonus after the first policy year for sales by their sales representatives, which may be up to the amount of the basic commission for the particular policy year. These broker-dealers may share the bonus or other additional compensation with their sales representatives. In addition, we may reimburse these broker-dealers for portions of their sales expenses.

Also, Distributor receives .25% from FTVIPT Templeton Foreign Securities Fund, Class 2, .25% from Seligman Communications and Information Portfolio (Class 2), and .19% from Seligman Small-Cap Value Portfolio (Class 2), in the form of 12b-1 fees.
Class 12b-1 shares of these funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares. In addition to 12b-1 fees, we receive from some of our participating investment advisers annual revenue sharing of between ..05% and .25% of subaccount assets for providing various shareholder support and marketing services.

From time to time we, in conjunction with Distributor, may conduct special sales programs. During 2003, we conducted no special sales programs.

Custody of Assets

Title to the assets of Carillon Life Account is held by Union Central. Records are maintained of all purchases and redemptions of portfolio shares held by each of the subaccounts.

Independent Public Accountants

The financial statements of Carillon Life Account at December 31, 2003 and 2002 and for the periods then ended, and of The Union Central Life Insurance Company at December 31, 2003 and 2002 and for the years then ended, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Legal Matters

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

   APPENDIX A (Guideline Premium and Cash Value Accumulation Test Factors)
                        APPLICABLE PERCENTAGES
                      FOR GUIDELINE PREMIUM TEST

Attained             Attained             Attained             Attained
  Age     Percentage   Age     Percentage   Age     Percentage   Age    Percentage
--------  ---------- --------  ---------- --------  ---------- -------- ----------
 0-40       250%       50        185%       60        130%         70     115%
  41        243%       51        178%       61        128%         71     113%
  42        236%       52        171%       62        126%         72     111%
  43        229%       53        164%       63        124%         73     109%
  44        222%       54        157%       64        122%         74     107%
  45        215%       55        150%       65        120%       75-90    105%
  46        209%       56        146%       66        119%         91     104%
  47        203%       57        142%       67        118%         92     103%
  48        197%       58        138%       68        117%         93     102%
  49        191%       59        134%       69        116%         94     101%
                                                                   95+    100%


                    CASH VALUE ACCUMULATION TEST FACTORS
                    ------------------------------------
Attained   Male        Male        Female      Female        Unisex       Unisex
Age       Smoker    Non-smoker     Smoker     Non-smoker     Smoker     Non-smoker
 0        10.31        12.33        12.91        14.40        10.94        12.69
 1        10.30        12.43        12.84        14.39        10.93        12.78
 2        10.00        12.10        12.47        14.00        10.62        12.44
 3         9.70        11.76        12.11        13.60        10.30        12.09
 4         9.41        11.43        11.74        13.21         9.98        11.74
 5         9.12        11.10        11.38        12.82         9.68        11.40
 6         8.83        10.76        11.03        12.43         9.37        11.06
 7         8.55        10.44        10.68        12.05         9.07        10.72
 8         8.27        10.11        10.34        11.68         8.78        10.39
 9         7.99         9.79        10.01        11.32         8.49        10.06
10         7.73         9.47         9.68        10.96         8.20         9.73
11         7.46         9.16         9.36        10.61         7.93         9.42
12         7.21         8.86         9.05        10.26         7.66         9.11
13         6.97         8.58         8.76         9.93         7.40         8.82
14         6.74         8.31         8.47         9.62         7.16         8.54
15         6.52         8.06         8.19         9.31         6.93         8.28
16         6.33         7.82         7.93         9.01         6.72         8.03
17         6.15         7.59         7.67         8.73         6.52         7.79
18         5.97         7.37         7.43         8.45         6.33         7.56
19         5.80         7.16         7.19         8.18         6.15         7.34
20         5.64         6.95         6.96         7.92         5.97         7.13
21         5.48         6.75         6.74         7.67         5.80         6.92
22         5.32         6.55         6.53         7.42         5.63         6.71
23         5.17         6.36         6.32         7.18         5.47         6.51
24         5.02         6.17         6.11         6.95         5.30         6.31
25         4.87         5.98         5.91         6.73         5.14         6.11

Attained   Male        Male        Female      Female        Unisex       Unisex
Age       Smoker    Non-smoker     Smoker     Non-smoker     Smoker     Non-smoker
26         4.72         5.79         5.72         6.51         4.98         5.92
27         4.57         5.60         5.54         6.30         4.83         5.73
28         4.43         5.42         5.36         6.09         4.67         5.55
29         4.29         5.25         5.18         5.89         4.53         5.37
30         4.15         5.08         5.01         5.70         4.38         5.19
31         4.01         4.91         4.85         5.51         4.24         5.02
32         3.88         4.75         4.69         5.33         4.10         4.85
33         3.76         4.59         4.54         5.15         3.97         4.69
34         3.64         4.44         4.39         4.98         3.84         4.54
35         3.52         4.29         4.25         4.81         3.72         4.39
36         3.41         4.15         4.11         4.65         3.60         4.24
37         3.30         4.01         3.98         4.50         3.48         4.10
38         3.19         3.88         3.85         4.35         3.37         3.96
39         3.09         3.75         3.73         4.21         3.26         3.83
40         2.99         3.63         3.61         4.07         3.16         3.71
41         2.90         3.51         3.50         3.94         3.06         3.59
42         2.81         3.39         3.39         3.81         2.97         3.47
43         2.73         3.28         3.29         3.69         2.88         3.36
44         2.65         3.18         3.19         3.57         2.79         3.25
45         2.57         3.07         3.10         3.46         2.71         3.14
46         2.49         2.98         3.00         3.35         2.63         3.04
47         2.42         2.88         2.92         3.25         2.56         2.95
48         2.35         2.79         2.83         3.15         2.48         2.86
49         2.29         2.70         2.75         3.05         2.41         2.77
50         2.22         2.62         2.67         2.95         2.35         2.68
51         2.16         2.54         2.60         2.86         2.28         2.60
52         2.10         2.46         2.53         2.78         2.22         2.52
53         2.05         2.39         2.46         2.69         2.16         2.44
54         1.99         2.31         2.39         2.61         2.10         2.37
55         1.94         2.24         2.33         2.53         2.05         2.30
56         1.89         2.18         2.26         2.46         2.00         2.23
57         1.85         2.12         2.20         2.39         1.95         2.17
58         1.80         2.06         2.15         2.32         1.90         2.10
59         1.76         2.00         2.09         2.25         1.86         2.04
60         1.72         1.94         2.04         2.18         1.82         1.99
61         1.68         1.89         1.98         2.12         1.77         1.93
62         1.65         1.84         1.93         2.06         1.73         1.88
63         1.61         1.79         1.88         2.00         1.70         1.83
64         1.58         1.75         1.83         1.94         1.66         1.78
65         1.55         1.70         1.79         1.89         1.63         1.74
66         1.52         1.66         1.74         1.84         1.59         1.69
67         1.49         1.62         1.70         1.79         1.56         1.65
68         1.46         1.58         1.66         1.74         1.53         1.61
69         1.43         1.55         1.63         1.70         1.50         1.58
70         1.41         1.51         1.59         1.65         1.48         1.54
71         1.39         1.48         1.55         1.61         1.45         1.51
72         1.36         1.45         1.52         1.57         1.43         1.48
73         1.34         1.42         1.48         1.53         1.40         1.45

Attained   Male        Male        Female      Female        Unisex       Unisex
Age       Smoker    Non-smoker     Smoker     Non-smoker     Smoker     Non-smoker
74         1.32         1.39         1.45         1.50         1.38         1.42
75         1.30         1.37         1.42         1.46         1.36         1.39
76         1.29         1.34         1.39         1.43         1.34         1.36
77         1.27         1.32         1.37         1.40         1.32         1.34
78         1.25         1.30         1.34         1.37         1.31         1.32
79         1.24         1.28         1.32         1.35         1.29         1.30
80         1.23         1.26         1.30         1.32         1.27         1.28
81         1.21         1.24         1.28         1.30         1.26         1.26
82         1.20         1.23         1.26         1.27         1.24         1.24
83         1.19         1.21         1.24         1.25         1.23         1.22
84         1.18         1.20         1.22         1.23         1.22         1.21
85         1.17         1.18         1.20         1.21         1.20         1.19
86         1.16         1.17         1.19         1.20         1.19         1.18
87         1.15         1.16         1.18         1.18         1.18         1.17
88         1.14         1.15         1.16         1.17         1.17         1.15
89         1.13         1.14         1.15         1.15         1.16         1.14
90         1.12         1.13         1.14         1.14         1.15         1.13
91         1.12         1.12         1.13         1.13         1.14         1.12
92         1.11         1.11         1.11         1.11         1.13         1.11
93         1.10         1.10         1.10         1.10         1.12         1.10
94         1.09         1.09         1.09         1.09         1.11         1.09
95         1.07         1.07         1.08         1.08         1.10         1.08
96         1.06         1.06         1.06         1.06         1.08         1.06
97         1.05         1.05         1.05         1.05         1.07         1.05
98         1.03         1.03         1.03         1.03         1.05         1.03
99         1.02         1.02         1.02         1.02         1.04         1.02


                    APPENDIX B

       ENHANCED DEATH BENEFIT OPTION TABLES
       ------------------------------------
              GUIDELINE PREMIUM TEST
                NINE YEAR CORRIDOR
                ------------------

Attained                        Attained
Age         Percentage          Age          Percentage
0-40          250.00%
41            243.00            71            113.00%
42            236.00            72            111.00
43            229.00            73            109.00
44            222.00            74            107.00
45            215.00            75            105.00

46            209.00            76            105.00
47            203.00            77            105.00
48            197.00            78            105.00
49            191.00            79            105.00
50            185.00            80            105.00

51            178.00            81            109.20
52            171.00            82            113.40
53            164.00            83            117.60
54            157.00            84            121.80
55            150.00            85            126.00

56            146.00            86            121.80
57            142.00            87            117.60
58            138.00            88            113.40
59            134.00            89            109.20
60            130.00            90            105.00

61            128.00            91            104.00
62            126.00            92            103.00
63            124.00            93            102.00
64            122.00            94            101.00
65            120.00            95 and over   100.00

66            119.00
67            118.00
68            117.00
69            116.00
70            115.00

    ENHANCED DEATH BENEFIT OPTION TABLES
    ------------------------------------
         GUIDELINE PREMIUM TEST
          FIFTEEN YEAR CORRIDOR
          ---------------------

Attained                Attained
Age      Percentage     Age        Percentage
0-40      250.00%
  41      243.00        71           113.00%
  42      236.00        72           111.00
  43      229.00        73           109.00
  44      222.00        74           107.00
  45      215.00        75           105.00

  46      209.00        76           105.00
  47      203.00        77           105.00
  48      197.00        78           107.63
  49      191.00        79           110.25
  50      185.00        80           112.88

  51      178.00        81           115.50
  52      171.00        82           118.13
  53      164.00        83           120.75
  54      157.00        84           123.38
  55      150.00        85           126.00

  56      146.00        86           123.38
  57      142.00        87           120.75
  58      138.00        88           118.13
  59      134.00        89           115.50
  60      130.00        90           112.88

  61      128.00        91           109.20
  62      126.00        92           105.58
  63      124.00        93           102.00
  64      122.00        94           101.00
  65      120.00        95 and over  100.00

  66      119.00
  67      118.00
  68      117.00
  69      116.00
  70      115.00


                   ENHANCED DEATH BENEFIT OPTION TABLES
                   ------------------------------------
                       CASH VALUE ACCUMULATION TEST
                            NINE YEAR CORRIDOR
                            ------------------
Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
 0      10.31       12.33       12.91       14.40       10.94       12.69
 1      10.30       12.43       12.84       14.39       10.93       12.78
 2      10.00       12.10       12.47       14.00       10.62       12.44
 3       9.70       11.76       12.11       13.60       10.30       12.09
 4       9.41       11.43       11.74       13.21        9.98       11.74
 5       9.12       11.10       11.38       12.82        9.68       11.40
 6       8.83       10.76       11.03       12.43        9.37       11.06
 7       8.55       10.44       10.68       12.05        9.07       10.72
 8       8.27       10.11       10.34       11.68        8.78       10.39
 9       7.99        9.79       10.01       11.32        8.49       10.06
10       7.73        9.47        9.68       10.96        8.20        9.73
11       7.46        9.16        9.36       10.61        7.93        9.42
12       7.21        8.86        9.05       10.26        7.66        9.11
13       6.97        8.58        8.76        9.93        7.40        8.82
14       6.74        8.31        8.47        9.62        7.16        8.54
15       6.52        8.06        8.19        9.31        6.93        8.28
16       6.33        7.82        7.93        9.01        6.72        8.03
17       6.15        7.59        7.67        8.73        6.52        7.79
18       5.97        7.37        7.43        8.45        6.33        7.56
19       5.80        7.16        7.19        8.18        6.15        7.34
20       5.64        6.95        6.96        7.92        5.97        7.13
21       5.48        6.75        6.74        7.67        5.80        6.92
22       5.32        6.55        6.53        7.42        5.63        6.71
23       5.17        6.36        6.32        7.18        5.47        6.51
24       5.02        6.17        6.11        6.95        5.30        6.31
25       4.87        5.98        5.91        6.73        5.14        6.11
26       4.72        5.79        5.72        6.51        4.98        5.92
27       4.57        5.60        5.54        6.30        4.83        5.73
28       4.43        5.42        5.36        6.09        4.67        5.55
29       4.29        5.25        5.18        5.89        4.53        5.37
30       4.15        5.08        5.01        5.70        4.38        5.19
31       4.01        4.91        4.85        5.51        4.24        5.02
32       3.88        4.75        4.69        5.33        4.10        4.85
33       3.76        4.59        4.54        5.15        3.97        4.69
34       3.64        4.44        4.39        4.98        3.84        4.54
35       3.52        4.29        4.25        4.81        3.72        4.39
36       3.41        4.15        4.11        4.65        3.60        4.24
37       3.30        4.01        3.98        4.50        3.48        4.10
38       3.19        3.88        3.85        4.35        3.37        3.96
39       3.09        3.75        3.73        4.21        3.26        3.83
40       2.99        3.63        3.61        4.07        3.16        3.71
41       2.90        3.51        3.50        3.94        3.06        3.59
42       2.81        3.39        3.39        3.81        2.97        3.47
43       2.73        3.28        3.29        3.69        2.88        3.36
44       2.65        3.18        3.19        3.57        2.79        3.25
45       2.57        3.07        3.10        3.46        2.71        3.14
46       2.49        2.98        3.00        3.35        2.63        3.04
47       2.42        2.88        2.92        3.25        2.56        2.95
48       2.35        2.79        2.83        3.15        2.48        2.86
49       2.29        2.70        2.75        3.05        2.41        2.77
50       2.22        2.62        2.67        2.95        2.35        2.68


          ENHANCED DEATH BENEFIT OPTION TABLES

                   CASH VALUE ACCUMULATION TEST
                     NINE YEAR CORRIDOR (cont.)

Attained  Male       Male      Female     Female      Unisex      Unisex
Age      Smoker   Non-smoker   Smoker    Non-smoker   Smoker    Non-smoker
51        2.16        2.54        2.60        2.86        2.28        2.60
52        2.10        2.46        2.53        2.78        2.22        2.52
53        2.05        2.39        2.46        2.69        2.16        2.44
54        1.99        2.31        2.39        2.61        2.10        2.37
55        1.94        2.24        2.33        2.53        2.05        2.30
56        1.89        2.18        2.26        2.46        2.00        2.23
57        1.85        2.12        2.20        2.39        1.95        2.17
58        1.80        2.06        2.15        2.32        1.90        2.10
59        1.76        2.00        2.09        2.25        1.86        2.04
60        1.72        1.94        2.04        2.18        1.82        1.99
61        1.68        1.89        1.98        2.12        1.77        1.93
62        1.65        1.84        1.93        2.06        1.73        1.88
63        1.61        1.79        1.88        2.00        1.70        1.83
64        1.58        1.75        1.83        1.94        1.66        1.78
65        1.55        1.70        1.79        1.89        1.63        1.74
66        1.52        1.66        1.74        1.84        1.59        1.69
67        1.49        1.62        1.70        1.79        1.56        1.65
68        1.46        1.58        1.66        1.74        1.53        1.61
69        1.43        1.55        1.63        1.70        1.50        1.58
70        1.41        1.51        1.59        1.65        1.48        1.54
71        1.39        1.48        1.55        1.61        1.45        1.51
72        1.36        1.45        1.52        1.57        1.43        1.48
73        1.34        1.42        1.48        1.53        1.40        1.45
74        1.32        1.39        1.45        1.50        1.38        1.42
75        1.30        1.37        1.42        1.46        1.36        1.39
76        1.29        1.34        1.39        1.43        1.34        1.36
77        1.27        1.32        1.37        1.40        1.32        1.34
78        1.25        1.30        1.34        1.37        1.31        1.32
79        1.24        1.28        1.32        1.35        1.29        1.30
80        1.23        1.26        1.30        1.32        1.27        1.28
81        1.26        1.29        1.33        1.35        1.31        1.31
82        1.30        1.33        1.36        1.38        1.34        1.34
83        1.33        1.36        1.39        1.40        1.38        1.37
84        1.37        1.39        1.42        1.43        1.41        1.40
85        1.40        1.42        1.45        1.46        1.45        1.43
86        1.34        1.36        1.38        1.39        1.38        1.37
87        1.29        1.30        1.32        1.32        1.32        1.31
88        1.23        1.24        1.26        1.26        1.27        1.25
89        1.18        1.18        1.20        1.20        1.21        1.19
90        1.12        1.13        1.14        1.14        1.15        1.13
91        1.12        1.12        1.13        1.13        1.14        1.12
92        1.11        1.11        1.11        1.11        1.13        1.11
93        1.10        1.10        1.10        1.10        1.12        1.10
94        1.09        1.09        1.09        1.09        1.11        1.09
95        1.07        1.07        1.08        1.08        1.10        1.08
96        1.06        1.06        1.06        1.06        1.08        1.06
97        1.05        1.05        1.05        1.05        1.07        1.05
98        1.03        1.03        1.03        1.03        1.05        1.03
99        1.02        1.02        1.02        1.02        1.04        1.02

                  ENHANCED DEATH BENEFIT OPTION TABLES
                     CASH VALUE ACCUMULATION TEST
                         FIFTEEN YEAR CORRIDOR


Attained  Male        Male       Female      Female      Unisex      Unisex
Age      Smoker    Non-smoker   Smoker     Non-smoker   Smoker     Non-smoker
 0       10.31       12.33       12.91       14.40       10.94       12.69
 1       10.30       12.43       12.84       14.39       10.93       12.78
 2       10.00       12.10       12.47       14.00       10.62       12.44
 3        9.70       11.76       12.11       13.60       10.30       12.09
 4        9.41       11.43       11.74       13.21        9.98       11.74
 5        9.12       11.10       11.38       12.82        9.68       11.40
 6        8.83       10.76       11.03       12.43        9.37       11.06
 7        8.55       10.44       10.68       12.05        9.07       10.72
 8        8.27       10.11       10.34       11.68        8.78       10.39
 9        7.99        9.79       10.01       11.32        8.49       10.06
10        7.73        9.47        9.68       10.96        8.20        9.73
11        7.46        9.16        9.36       10.61        7.93        9.42
12        7.21        8.86        9.05       10.26        7.66        9.11
13        6.97        8.58        8.76        9.93        7.40        8.82
14        6.74        8.31        8.47        9.62        7.16        8.54
15        6.52        8.06        8.19        9.31        6.93        8.28
16        6.33        7.82        7.93        9.01        6.72        8.03
17        6.15        7.59        7.67        8.73        6.52        7.79
18        5.97        7.37        7.43        8.45        6.33        7.56
19        5.80        7.16        7.19        8.18        6.15        7.34
20        5.64        6.95        6.96        7.92        5.97        7.13
21        5.48        6.75        6.74        7.67        5.80        6.92
22        5.32        6.55        6.53        7.42        5.63        6.71
23        5.17        6.36        6.32        7.18        5.47        6.51
24        5.02        6.17        6.11        6.95        5.30        6.31
25        4.87        5.98        5.91        6.73        5.14        6.11
26        4.72        5.79        5.72        6.51        4.98        5.92
27        4.57        5.60        5.54        6.30        4.83        5.73
28        4.43        5.42        5.36        6.09        4.67        5.55
29        4.29        5.25        5.18        5.89        4.53        5.37
30        4.15        5.08        5.01        5.70        4.38        5.19
31        4.01        4.91        4.85        5.51        4.24        5.02
32        3.88        4.75        4.69        5.33        4.10        4.85
33        3.76        4.59        4.54        5.15        3.97        4.69
34        3.64        4.44        4.39        4.98        3.84        4.54
35        3.52        4.29        4.25        4.81        3.72        4.39
36        3.41        4.15        4.11        4.65        3.60        4.24
37        3.30        4.01        3.98        4.50        3.48        4.10
38        3.19        3.88        3.85        4.35        3.37        3.96
39        3.09        3.75        3.73        4.21        3.26        3.83
40        2.99        3.63        3.61        4.07        3.16        3.71
41        2.90        3.51        3.50        3.94        3.06        3.59
42        2.81        3.39        3.39        3.81        2.97        3.47
43        2.73        3.28        3.29        3.69        2.88        3.36
44        2.65        3.18        3.19        3.57        2.79        3.25
45        2.57        3.07        3.10        3.46        2.71        3.14
46        2.49        2.98        3.00        3.35        2.63        3.04
47        2.42        2.88        2.92        3.25        2.56        2.95
48        2.35        2.79        2.83        3.15        2.48        2.86
49        2.29        2.70        2.75        3.05        2.41        2.77
50        2.22        2.62        2.67        2.95        2.35        2.68

                     ENHANCED DEATH BENEFIT OPTION TABLES

                        CASH VALUE ACCUMULATION TEST
                        FIFTEEN YEAR CORRIDOR (cont.)

Attained  Male       Male      Female     Female     Unisex    Unisex
Age      Smoker   Non-smoker   Smoker   Non-smoker   Smoker   Non-smoker
51       2.16       2.54       2.60       2.86       2.28       2.60
52       2.10       2.46       2.53       2.78       2.22       2.52
53       2.05       2.39       2.46       2.69       2.16       2.44
54       1.99       2.31       2.39       2.61       2.10       2.37
55       1.94       2.24       2.33       2.53       2.05       2.30
56       1.89       2.18       2.26       2.46       2.00       2.23
57       1.85       2.12       2.20       2.39       1.95       2.17
58       1.80       2.06       2.15       2.32       1.90       2.10
59       1.76       2.00       2.09       2.25       1.86       2.04
60       1.72       1.94       2.04       2.18       1.82       1.99
61       1.68       1.89       1.98       2.12       1.77       1.93
62       1.65       1.84       1.93       2.06       1.73       1.88
63       1.61       1.79       1.88       2.00       1.70       1.83
64       1.58       1.75       1.83       1.94       1.66       1.78
65       1.55       1.70       1.79       1.89       1.63       1.74
66       1.52       1.66       1.74       1.84       1.59       1.69
67       1.49       1.62       1.70       1.79       1.56       1.65
68       1.46       1.58       1.66       1.74       1.53       1.61
69       1.43       1.55       1.63       1.70       1.50       1.58
70       1.41       1.51       1.59       1.65       1.48       1.54
71       1.39       1.48       1.55       1.61       1.45       1.51
72       1.36       1.45       1.52       1.57       1.43       1.48
73       1.34       1.42       1.48       1.53       1.40       1.45
74       1.32       1.39       1.45       1.50       1.38       1.42
75       1.30       1.37       1.42       1.46       1.36       1.39
76       1.29       1.34       1.39       1.43       1.34       1.36
77       1.27       1.32       1.37       1.40       1.32       1.34
78       1.29       1.33       1.38       1.41       1.34       1.35
79       1.30       1.35       1.39       1.41       1.35       1.36
80       1.32       1.36       1.40       1.42       1.37       1.37
81       1.33       1.37       1.40       1.43       1.38       1.38
82       1.35       1.38       1.41       1.43       1.40       1.39
83       1.37       1.39       1.42       1.44       1.41       1.41
84       1.38       1.41       1.43       1.45       1.43       1.42
85       1.40       1.42       1.45       1.46       1.45       1.43
86       1.36       1.38       1.40       1.41       1.40       1.38
87       1.32       1.33       1.35       1.36       1.36       1.34
88       1.28       1.29       1.31       1.31       1.32       1.30
89       1.25       1.25       1.26       1.27       1.28       1.26
90       1.21       1.21       1.22       1.23       1.24       1.22
91       1.17       1.17       1.18       1.18       1.20       1.18
92       1.13       1.14       1.14       1.14       1.16       1.14
93       1.10       1.10       1.10       1.10       1.12       1.10
94       1.09       1.09       1.09       1.09       1.11       1.09
95       1.07       1.07       1.08       1.08       1.10       1.08
96       1.06       1.06       1.06       1.06       1.08       1.06
97       1.05       1.05       1.05       1.05       1.07       1.05
98       1.03       1.03       1.03       1.03       1.05       1.03
99       1.02       1.02       1.02       1.02       1.04       1.02

                    Appendix C









FINANCIAL STATEMENTS

CARILLON LIFE ACCOUNT

Period ended December 31, 2003

              Report of Independent Auditors
===========================================================

To the Contract holders of Carillon Life
Account and the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Carillon Life Account, comprising the separate account divisions described in Note 2, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the applicable custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Carillon Life Account at December 31, 2003, and the results of their operations and changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States.


                                /s/ Ernst & Young LLP

February 13, 2004

                        CARILLON LIFE ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES
===================================================================
DECEMBER 31, 2003

                                               Summit Mutual Funds, Inc.
                                                  (affiliated issuer)
                                           Balanced                    S&P
S&P MidCap
                               Zenith       Index         Bond      500 Index
400 Index
                             Subaccount   Subaccount   Subaccount   Subaccount
Subaccount
ASSETS
Investments in shares of
Summit Mutual Funds, Inc.
at fair value (cost
$2,911,810; $707,806;
$3,227,610; $24,807,639;
$3,886,171; $1,652,735;
$2,192,901; $39,584;
$18,510)                     $3,451,731     $723,517   $3,262,608   $21,212,772
$4,495,730
                             ----------     --------   ----------   -----------
----------
  Total Invested Assets       3,451,731      723,517    3,262,608    21,212,772
 4,495,730

OTHER ASSETS &
(LIABILITIES)                        34           28           90           349
      (13)
                                     --           --           --           ---
      ----
NET ASSETS (Contract
Owners' Equity)              $3,451,765     $723,545   $3,262,698   $21,213,121
$4,495,717
                             ==========     ========   ==========   ===========
==========


                                            Summit Mutual Funds, Inc.
                                               (affiliated issuer)
                              ---------------------------------------------------
                                                          Lehman
                              Russell 2000               Aggregate      EAFE
                               Small Cap    Nasdaq-100     Bond     International
                                 Index        Index        Index        Index
                               Subaccount   Subaccount   Subaccount   Subaccount
                               ----------   ----------   ----------   ----------
ASSETS
Investments in shares of
Summit Mutual Funds, Inc.
at fair value (cost
$2,911,810; $707,806;
$3,227,610; $24,807,639;
$3,886,171;
$1,652,735; $2,192,901;
$39,584; $18,510)              $2,047,387   $2,471,786     $39,380      $20,374
                               ----------   ----------     -------      -------
  Total Invested Assets         2,047,387    2,471,786      39,380       20,374

OTHER ASSETS & (LIABILITIES)        (109)          288           1          ---
                                    -----          ---           -          ---
NET ASSETS (Contract
 Owners' Equity)               $2,047,278   $2,472,074     $39,381      $20,374
                               ==========   ==========     =======      =======

                                                                           AIM
Variable
                                    Scudder Variable Series I           Insurance
Funds, Inc.
                                      (unaffiliated issuer)
(unaffiliated issuer)
                             --------------------------------------   ------------
------------
                               Money        Capital                     Capital
                               Market       Growth    International   Appreciation
   Growth
                             Subaccount   Subaccount   Subaccount      Subaccount
  Subaccount
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$3,021,921; $7,064,222;
$6,254,554; $4,283,434;
$656,076; $6,195,096;
$1,643,233; $8,748,804;
$2,079,917; $1,286,851)      $3,021,921   $5,082,084   $4,619,786      $3,508,932
  $696,460
                             ----------   ----------   ----------      ----------
  --------
  Total Invested Assets       3,021,921    5,082,084    4,619,786       3,508,932
   696,460

OTHER ASSETS &
(LIABILITIES)                       713        (209)         (11)              26
        32
                                    ---        -----         ----              --
        --
NET ASSETS (Contract
Owners' Equity)              $3,022,634   $5,081,875   $4,619,775      $3,508,958
  $696,492
                             ==========   ==========   ==========      ==========
  ========




                                                      MFS Variable
                                                     Insurance Trust
                                                  (unaffiliated issuer)
                              ----------------------------------------------------
----------
                              Investors       High      Emerging      Total
  New
                                 Trust       Income       Growth      Return
Discovery
                              Subaccount   Subaccount   Subaccount   Subaccount
Subaccount
                              ----------   ----------   ----------   ----------
----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$3,021,921; $7,064,222;
$6,254,554; $4,283,434;
$656,076; $6,195,096;
$1,643,233; $8,748,804;
$2,079,917; $1,286,851)       $5,452,325   $1,693,629   $6,079,967   $2,268,990
$1,397,366
                              ----------   ----------   ----------   ----------
----------
  Total Invested Assets        5,452,325    1,693,629    6,079,967    2,268,990
 1,397,366

OTHER ASSETS & (LIABILITIES)       (177)          186           66          153
        38
                                   -----          ---           --          ---
        --
NET ASSETS (Contract
Owners' Equity)               $5,452,148   $1,693,815   $6,080,033   $2,269,143
$1,397,404
                              ==========   ==========   ==========   ==========
==========



                                                                                  Franklin
Templeton
                                American Century        Oppenheimer Variable      Variable
Insurance
                           Variable Portfolios, Inc.        Account Funds           Products
Trust
                              (unaffiliated issuer)     (unaffiliated issuer)    (unaffiliated
issuer)
                               Income                                 Global         Foreign
                              & Growth     Value        Main Street Securities     Securities
                             Subaccount  Subaccount     Subaccount  Subaccount      Subaccount
                             ----------  ----------     ----------  ----------      ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value
(cost $533,962;
$2,234,584;
$1,901,993; $1,049,977;
 $2,791,770; $1,303,764;
$183,210; $545,552)           $628,651   $2,627,720     $2,112,985  $1,294,928      $2,529,934
                              --------   ----------     ----------  ----------      ----------
  Total Invested Assets        628,651    2,627,720      2,112,985   1,294,928       2,529,934

OTHER ASSETS & (LIABILITIES)        10           85             80        (183)             74
                                    --           --             --        ----              --
NET ASSETS (Contract
Owners' Equity)               $628,661   $2,627,805     $2,113,065  $1,294,745      $2,530,008
                              ========   ==========     ==========  ==========      ==========

                            Neuberger Berman
                               Advisers
                            Management Trust           Alger American Fund
                          (unaffiliated issuer)       (unaffiliated issuer)
                                                     Leveraged      MidCap
                                Guardian               AllCap       Growth
                               Subaccount            Subaccount   Subaccount
                               ----------            ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers, at
fair value (cost $533,962;
$2,234,584; $1,901,993;
$1,049,977; $2,791,770;
$1,303,764; $183,210;
                               $1,452,513              $203,510     $651,281
                               ----------              --------     --------
  Total Invested Assets         1,452,513               203,510      651,281

OTHER ASSETS & (LIABILITIES)           25                    10           56
                                       --                    --           --
NET ASSETS (Contract
Owners' Equity)                $1,452,538              $203,520     $651,337
                               ==========              ========     ========



                             Seligman Portfolios, Inc.     Universal Institutional Funds, Inc.
                                (unaffiliated issuer)            (unaffiliated issuer)
                             Communications  Small-Cap         Core Plus         U.S.
                             & Information     Value          Fixed Income    Real Estate
                               Subaccount    Subaccount        Subaccount      Subaccount
                               ----------    ----------        ----------      ----------
ASSETS
Investments in securities
of unaffiliated
issuers, at fair value
(cost $140,913; $1,286,257;
$25,008; $79,067)                 158,048     1,692,924          25,363          87,655

  Total Invested Assets          $158,048    $1,692,924         $25,363         $87,655
                                 --------    ----------         -------         -------
OTHER ASSETS & (LIABILITIES)
                                      ---            61             (1)               2
                                      ---            --             ---               -
NET ASSETS (Contract
Owners' Equity)                  $158,048    $1,692,985         $25,362          $87,657
                                 ========    ==========         =======          =======





The accompanying notes are an integral part of the financial statements.

                    CARILLON LIFE ACCOUNT
                    STATEMENT OF OPERATIONS
===============================================================

PERIOD ENDED DECEMBER 31, 2003 (YEAR ENDED UNLESS OTHERWISE NOTED)

                                                  Summit Mutual Funds, Inc.
                                                     (affiliated issuer)
                                 ---------------------------------------------------------
-
                                              Balanced                  S&P      S&P
MidCap
                                   Zenith      Index        Bond     500 Index   400 Index
                                 Subaccount  Subaccount  Subaccount  Subaccount
Subaccount
                                 ----------  ----------  ----------  ----------  ---------
-
INVESTMENT INCOME
Ordinary dividend income             $3,354     $14,264    $205,910    $156,057
$17,238


EXPENSES
Mortality and expense
 risk charge                         20,239       4,463      22,558     131,232
25,166
                                 ----------  ----------  ----------  ----------  ---------
-

NET INVESTMENT INCOME (LOSS)       (16,885)       9,801     183,352      24,825
(7,928)
                                 ----------  ----------  ----------  ----------  ---------
-

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
 Realized gain (loss) on
        investments                (17,706)    (14,825)    (28,749)   (277,925)
(28,006)
 Realized gain on distributions        ---         ---         ---         ---         ---
 Net realized gain (loss)          (17,706)    (14,825)    (28,749)   (277,925)
(28,006)
GAIN (LOSS) ON INVESTMENTS          840,751      87,354      31,395   4,320,922
1,046,678
                                 ----------  ----------  ----------  ----------  ---------
-

NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS             $823,866     $97,155    $214,747  $4,345,747
$1,038,750
                                 ==========  ==========  ==========  ==========
==========


                                                  Summit Mutual Funds, Inc.
                                                     (affiliated issuer)
                               -----------------------------------------------------
                                                         Lehman
                               Russell 2000             Aggregate        EAFE
                                Small Cap   Nasdaq-100    Bond         International
                                  Index       Index       Index          Index
                                Subaccount  Subaccount  Subaccount(A)  Subaccount(A)
                                ----------  ----------  -------------  -------------
INVESTMENT INCOME
Ordinary dividend income           $8,309      $ ---        $596           $ ---

EXPENSES
Mortality and expense
 risk charge                       10,631     13,502         131              33
                                 --------   --------      ------        --------
NET INVESTMENT INCOME (LOSS)       (2,322)   (13,502)        465             (33)
                                 --------   --------      ------        --------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
 Realized gain (loss) on
 investments                      (12,815)   (91,209)       (104)            265
 Realized gain on distributions       ---        ---         ---             ---
 Net realized gain (loss)         (12,815)   (91,209)       (104)            265
GAIN (LOSS) ON INVESTMENTS        550,302    702,723        (307)          2,129
                                 --------   --------      ------        --------
NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS           $547,980   $689,221        $158          $2,096
                                 ========   ========      ======        ========

                    CARILLON LIFE ACCOUNT
                    STATEMENT OF OPERATIONS
===============================================================

PERIOD ENDED DECEMBER 31, 2003 (YEAR ENDED UNLESS OTHERWISE NOTED)

                                                                        AIM
Variable
                                    Scudder Variable Series I       Insurance
Funds, Inc.
                                       (unaffiliated issuer)        (unaffiliated
issuer)
                               ----------------------------------  ---------------
-------
                                  Money     Capital                   Capital
                                 Market      Growth  International  Appreciation
 Growth
                               Subaccount  Subaccount  Subaccount    Subaccount
Subaccount
INVESTMENT INCOME
Ordinary dividend income         $26,711      $19,386     $28,181    $   ---     $
  ---


EXPENSES
Mortality and expense
risk charge                       24,110       34,116      28,099      22,257
 3,988

NET INVESTMENT INCOME (LOSS)       2,601     (14,730)          82     (22,257)
(3,988)


REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
       investments                   ---    (359,102)   (300,830)    (114,721)
(62,849)
Realized gain on distributions       ---         ---         ---          ---
   ---
Net realized gain (loss)             ---    (359,102)   (300,830)    (114,721)
(62,849)

Net unrealized appreciation
(depreciation) of investments        ---    1,427,799   1,256,201     899,272
211,789


NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS           ---    1,068,697     955,371     784,551
148,940

NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS            $2,601   $1,053,967    $955,453    $762,294
$144,952



                                                     MFS Variable
                                                    Insurance Trust
                                                 (unaffiliated issuer)
                               -----------------------------------------------------
                                Investors      High      Emerging     Total       New
                                   Trust      Income      Growth      Return    Discovery
                                Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                                ----------  ----------  ----------  ----------  ----------
INVESTMENT INCOME
Ordinary dividend income           $31,458     $58,702       $ ---     $29,491      $ ---

EXPENSES
Mortality and expense
risk charge                         35,752      10,905      38,992      13,506       7,586

NET INVESTMENT INCOME (LOSS)       (4,294)      47,797    (38,992)      15,985     (7,586)
                                ----------  ----------  ----------  ----------  ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
   investments                   (159,111)    (38,319)   (309,568)     (5,818)    (41,868)
Realized gain on distributions        ---         ---         ---         ---         ---
Net realized gain (loss)         (159,111)    (38,319)   (309,568)     (5,818)    (41,868)
   of investments                1,100,190     220,253   1,679,320     268,366     336,587
                                ----------  ----------  ----------  ----------  ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS         941,079     181,934   1,369,752     262,548     294,719
                                ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS            $936,785    $229,731  $1,330,760    $278,533    $287,133
                                ==========  ==========  ==========  ==========  ==========


                    CARILLON LIFE ACCOUNT
                    STATEMENT OF OPERATIONS
===============================================================

PERIOD ENDED DECEMBER 31, 2003 (YEAR ENDED UNLESS OTHERWISE NOTED)

<caption>>

                                  American Century          Oppenheimer Variable
                              Variable Portfolios, Inc.         Account Funds
                                (unaffiliated issuer)       (unaffiliated issuer)
                              -------------------------    -----------------------
-
                                 Income                                    Global
                                & Growth      Value        Main Street
Securities
                               Subaccount   Subaccount      Subaccount
Subaccount
                               ----------   ----------      ----------   ---------
INVESTMENT INCOME
Dividend income                    $5,449     $18,171         $14,027       $5,744

EXPENSES
Mortality and expense
risk charge                         3,532      14,478          12,077        6,692
                                 --------    --------        --------     --------
NET INVESTMENT INCOME (LOSS)        1,917       3,693           1,950
(948)
                                 --------    --------        --------     --------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
       investments                (16,737)     (2,013)        (30,567)
(36,927)
Realized gain on distributions        ---         ---             ---          ---
                                 --------    --------        --------     --------
Net realized gain (loss)          (16,737)     (2,013)        (30,567)
(36,927)
                                 --------    --------        --------     --------
Net unrealized appreciation
(depreciation) of investments     139,395     529,517         425,886      384,786
                                 --------    --------        --------     --------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS        122,658     527,504         395,319      347,859
                                 --------    --------        --------     --------
NET INCREASE (DECREASE)
IN NET ASSETS FROM OPERATIONS    $124,575    $531,197        $397,269     $346,911
                                 --------    --------        --------     --------


                         Franklin Templeton      Neuberger Berman       Alger American
Fund
                        (unaffiliated issuer)  (unaffiliated issuer)   (unaffiliated
issuer)
                        ---------------------  ---------------------   -------------------
--
                                 Foreign                               Leveraged
MidCap
                               Securities           Guardian             AllCap
Growth
                               Subaccount          Subaccount          Subaccount
Subaccount
                               ----------          ----------          ----------  -------
---
INVESTMENT INCOME
Dividend income                  $31,358             $10,471            $  ---     $    --
-

EXPENSES
Mortality and expense
risk charge                       13,667               7,703               802
2,488

NET INVESTMENT INCOME (LOSS)      17,691               2,768              (802)
(2,488)
                                --------            --------           -------     -------
-
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
       investments               (77,949)             (8,875)           (1,035)
(70)
Realized gain on distributions       ---                 ---               ---          --
-
Net realized gain (loss)         (77,949)             (8,875)           (1,035)
(70)

       of investments            605,548             308,413            31,014
125,490
                                --------            --------           -------     -------
-

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS       527,599             299,538            29,979
125,420
                                --------            --------           -------     -------
-
NET INCREASE (DECREASE)
IN NET ASSETS FROM OPERATIONS   $545,290            $302,306           $29,177
$122,932
                                ========            ========           =======
========


                    CARILLON LIFE ACCOUNT
                    STATEMENT OF OPERATIONS
===============================================================

PERIOD ENDED DECEMBER 31, 2003 (YEAR ENDED UNLESS OTHERWISE NOTED)

                               Seligman Portfolios, Inc.      Universal Institutional Funds, Inc.
                                 (unaffiliated issuer)              (unaffiliated issuer)
                              ---------------------------     -----------------------------------
                              Communications    Small-Cap         Core Plus           U.S.
                               Subaccount      Subaccount       Subaccount(A)    Subaccount(A)
                               ----------      ----------       -------------    -------------
INVESTMENT INCOME
Dividend income                   $  ---          $9,890              $2            $  ---


EXPENSES
Mortality and expense
risk charge                          567           8,367              76               212
                                --------        --------          ------            ------
NET INVESTMENT INCOME (LOSS)        (567)          1,523             (74)             (212)
                                --------        --------          ------            ------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
       investments                (2,526)          9,105             (10)              169
Realized gain on distributions       ---             ---              29               ---
Net realized gain (loss)          (2,526)          9,105              19               169

Net unrealized appreciation
(depreciation) of investments     29,913         468,876             355             8,588
                                --------        --------          ------            ------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS        27,387         477,981             374             8,757
                                --------        --------          ------            ------
NET INCREASE (DECREASE)
IN NET ASSETS FROM OPERATIONS    $26,820        $479,504            $300            $8,545
                                ========        ========          ======            ======

(A)  Period from May 1, 2003 to December 31, 2003 for the
Summit Mutual Funds, Inc.'s Lehman Aggregate Bond Index and EAFE International Index Subaccounts and the Universal
Institutional Funds, Inc.'s Core Plus Fixed Income and U.S.
Real Estate Accounts.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                           Zenith Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment loss                      ($16,885)       ($4,685)
Net realized gain (loss)
on investments                            (17,706)       121,748
Net unrealized appreciation
(depreciation) of investments             858,457       (730,364)
                                       ----------     ----------
Net increase (decrease) in net
assets resulting from operations          823,866       (613,301)
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                782,227        775,251
Transfers between subaccounts
(including fixed account), net             59,089        142,510
Surrenders                               (410,398)      (410,514)
                                       ----------     ----------
Net proceeds from
equity transactions                       430,918        507,247
                                       ----------     ----------

NET INCREASE (DECREASE)
IN NET ASSETS                           1,254,784       (106,054)

NET ASSETS (Beginning of year)          2,196,981      2,303,035
                                       ----------     ----------
NET ASSETS (End of year)               $3,451,765     $2,196,981
                                       ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Summit Mutual Funds, Inc.
                                       Balanced Index Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment income                      $9,801        $13,426
Net realized loss on investments          (14,825)       (24,819)
Net unrealized appreciation
(depreciation) of investments             102,179        (46,665)
                                       ----------     ----------
Net increase (decrease) in net
assets resulting from operations           97,155        (58,058)
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                181,445        205,952
Transfers between subaccounts
(including fixed account), net             47,116        (12,747)
Surrenders                                (95,631)       (92,062)
                                       ----------     ----------
Net proceeds from
equity transactions                       132,930        101,143
                                       ----------     ----------

NET INCREASE IN NET ASSETS                230,085         43,085

NET ASSETS (Beginning of year)            493,460        450,375
                                       ----------     ----------
NET ASSETS (End of year)                 $723,545       $493,460
                                       ----------     ----------

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                           Bond Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment income                    $183,352       $119,161
Net realized loss on investments          (28,749)       (25,942)
Net unrealized appreciation
of investments                             60,144         21,205
                                       ----------     ----------
Net increase in net assets
resulting from operations                 214,747        114,424
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                948,806        832,894
Transfers between subaccounts
(including fixed account), net            (37,363)       283,342
Surrenders                               (563,868)      (383,184)
                                       ----------     ----------
Net proceeds from
equity transactions                       347,575        733,052
                                       ----------     ----------

NET INCREASE IN NET ASSETS                562,322        847,476

NET ASSETS (Beginning of year)          2,700,376      1,852,900
                                       ----------     ----------
NET ASSETS (End of year)               $3,262,698     $2,700,376
                                       ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                        Summit Mutual Funds, Inc.
                                        S&P 500 Index Subaccount

                                          2003          2002
                                       -----------    -----------
OPERATIONS
Net investment income (loss)               $24,825       ($58,077)
Net realized loss on investments          (277,925)      (247,883)
Net unrealized appreciation
(depreciation) of investments            4,598,847     (3,899,531)
                                       -----------    -----------
Net increase (decrease) in net
assets resulting from operations         4,345,747     (4,205,491)
                                       -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments               4,719,760      5,159,471
Transfers between subaccounts
(including fixed account), net            (254,706)      (189,574)
Surrenders                              (2,623,354)    (2,904,889)
                                       -----------    -----------
Net proceeds from
equity transactions                      1,841,700      2,065,008
                                       -----------    -----------

NET INCREASE (DECREASE)
IN NET ASSETS                            6,187,447     (2,140,483)

NET ASSETS (Beginning of year)          15,025,674     17,166,157
                                       -----------    -----------
NET ASSETS (End of year)               $21,213,121    $15,025,674
                                       ===========    ===========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                        Summit Mutual Funds, Inc.
                                    S&P MidCap 400 Index Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment loss                       ($7,928)       ($6,298)
Net realized loss
on investments                            (28,006)       (24,338)
Net unrealized appreciation
(depreciation) of investments           1,074,684       (369,999)
                                       ----------     ----------

Net increase (decrease) in net
assets resulting from operations        1,038,750       (400,635)
                                       ----------     ----------
EQUITY TRANSACTIONS
Contract purchase payments              1,211,903      1,063,080
Transfers between subaccounts
(including fixed account), net            173,234        425,302

Surrenders                               (509,554)      (414,684)
                                       ----------     ----------
Net proceeds from
equity transactions                       875,583      1,073,698
                                       ----------     ----------
NET INCREASE IN NET ASSETS              1,914,333        673,063

NET ASSETS (Beginning of year)          2,581,384      1,908,321
                                       ----------     ----------
NET ASSETS (End of year)               $4,495,717     $2,581,384
                                       ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Summit Mutual Funds, Inc.
                               Russell 2000 Small Cap Index Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment loss                       ($2,322)       ($4,772)
Net realized loss on investments          (12,815)        (2,756)
Net unrealized appreciation
(depreciation) of investments             563,117       (184,314)
                                       ----------     ----------
Net increase (decrease) in net
assets resulting from operations          547,980       (191,842)
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                547,433        425,330
Transfers between subaccounts
(including fixed account), net            136,117        338,698
Surrenders                               (213,963)      (138,730)
                                       ----------     ----------
Net proceeds from
equity transactions                       469,587        625,298
                                       ----------     ----------

NET INCREASE IN NET ASSETS              1,017,567        433,456

NET ASSETS (Beginning of year)          1,029,711        596,255
                                       ----------     ----------
NET ASSETS (End of year)               $2,047,278     $1,029,711
                                       ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Summit Mutual Funds, Inc.
                                      Nasdaq-100 Index Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment loss                      ($13,502)       ($7,436)
Net realized loss on investments          (91,209)      (107,601)
Net unrealized appreciation
(depreciation) of investments             793,932       (325,863)
                                       ----------     ----------
Net increase (decrease) in net
assets resulting from operations          689,221       (440,900)
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                605,611        565,438
Transfers between subaccounts
(including fixed account), net            344,145        195,531
Surrenders                               (271,130)      (165,812)
                                       ----------     ----------
Net proceeds from
equity transactions                       678,626        595,157
                                       ----------     ----------
NET INCREASE IN NET ASSETS              1,367,847        154,257

NET ASSETS (Beginning of year)          1,104,227        949,970
                                       ----------     ----------
NET ASSETS (End of year)               $2,472,074     $1,104,227
                                       ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                          Summit Mutual Funds, Inc.
                    Lehman Aggregate Bond Index Subaccount

                            Period Ended December 31,

                                      2003(A)
                                      -------
OPERATIONS
Net investment income                    $465
Net realized loss on investments         (104)
Net unrealized depreciation
of investments                           (203)
                                      -------
Net increase in net assets
resulting from operations                 158
                                      -------

EQUITY TRANSACTIONS
Contract purchase payments             10,118
Transfers between subaccounts
(including fixed account), net         30,179
Surrenders                             (1,074)
                                      -------
Net proceeds from
equity transactions                    39,223
                                      -------
NET INCREASE IN NET ASSETS             39,381

NET ASSETS (Beginning of year)            ---
                                      -------
NET ASSETS (End of year)              $39,381
                                      =======

(A)   Period from May 1, 2003 to December 31, 2003.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                            Summit Mutual Funds, Inc.
                      EAFE International Index Subaccount

                            Period Ended December 31,

                                      2003(A)
                                      -------
OPERATIONS
Net investment loss                      ($33)
Net realized gain on investments          265
Net unrealized appreciation
of investments                          1,864
                                      -------
Net increase in net assets
resulting from operations               2,096
                                      -------

EQUITY TRANSACTIONS
Contract purchase payments              2,642
Transfers between subaccounts
(including fixed account), net         16,313
Surrenders                               (677)
                                      -------
Net proceeds from
 equity transactions                   18,278
                                      -------

NET INCREASE IN NET ASSETS             20,374

NET ASSETS (Beginning of year)            ---
                                      -------
NET ASSETS (End of year)              $20,374
                                      =======

(A)   Period from May 1, 2003 to December 31, 2003.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Scudder Variable Series I
                                        Money Market Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment income                      $2,601        $23,137
                                       ----------     ----------
Net increase in net assets
resulting from operations                   2,601         23,137
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments              3,274,958      4,118,402
Transfers between subaccounts
(including fixed account), net         (2,943,394)    (4,106,436)
Surrenders                               (861,646)       667,531
                                       ----------     ----------
Net proceeds (withdrawals)
from equity transactions                 (530,082)       679,497
                                       ----------     ----------

NET INCREASE (DECREASE)
IN NET ASSETS                            (527,481)       702,634

NET ASSETS (Beginning of year)          3,550,115      2,847,481
                                       ----------     ----------
NET ASSETS (End of year)               $3,022,634     $3,550,115
                                       ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Scudder Variable Series I
                                      Capital Growth Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment loss                      ($14,730)      ($19,126)
Net realized loss on investments         (359,102)      (149,631)
Net unrealized appreciation
(depreciation) of investments           1,427,799     (1,456,758)
                                       ----------     ----------
Net increase (decrease) in net
assets resulting from operations        1,053,967     (1,625,515)
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments              1,143,980      1,446,076
Transfers between subaccounts
(including fixed account), net           (349,528)      (101,945)
Surrenders                               (817,895)      (865,653)
                                       ----------     ----------
Net proceeds (withdrawals)
from equity transactions                  (23,443)       478,478
                                       ----------     ----------

NET INCREASE (DECREASE)
IN NET ASSETS                           1,030,524     (1,147,037)

NET ASSETS (Beginning of year)          4,051,351      5,198,388
                                       ----------     ----------
NET ASSETS (End of year)               $5,081,875     $4,051,351
                                       ==========     ==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Scudder Variable Series I
                                       International Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment income                         $82         $3,343
Net realized loss on investments         (300,830)      (155,185)
Net unrealized appreciation
(depreciation) of investments           1,256,201       (589,407)
                                       ----------     ----------
Net increase (decrease) in net
assets resulting from operations          955,453       (741,249)
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments              1,064,892      1,336,335
Transfers between subaccounts
(including fixed account), net           (257,710)      (143,888)
Surrenders                               (552,134)      (579,892)
                                       ----------     ----------
Net proceeds from
equity transactions                       255,048        612,555
                                       ----------     ----------

NET INCREASE (DECREASE)
IN NET ASSETS                           1,210,501       (128,694)

NET ASSETS (Beginning of year)          3,409,274      3,537,968
                                       ----------     ----------
NET ASSETS (End of year)               $4,619,775     $3,409,274
                                       ----------     ----------

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  AIM Variable Insurance Fund, Inc.
                                   Capital Appreciation Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment loss                      ($22,257)      ($20,595)
Net realized loss on investments         (114,721)       (93,528)
Net unrealized appreciation
(depreciation) of investments             899,272       (680,655)
                                       ----------     ----------
Net increase (decrease) in net
assets resulting from operations          762,294       (794,778)
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                808,361      1,044,716
Transfers between subaccounts
(including fixed account), net           (105,380)        43,193
Surrenders                               (536,111)      (555,895)
                                       ----------     ----------
Net proceeds from
equity transactions                       166,870        532,014
                                       ----------     ----------

NET INCREASE (DECREASE)
IN NET ASSETS                             929,164       (262,764)

NET ASSETS (Beginning of year)          2,579,794      2,842,558
                                       ----------     ----------

NET ASSETS (End of year)               $3,508,958     $2,579,794
                                       ==========     ==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                   AIM Variable Insurance Fund, Inc.
                                          Growth Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment loss                       ($3,988)       ($2,629)
Net realized loss on investments          (62,849)       (62,133)
Net unrealized appreciation
(depreciation) of investments             211,789        (64,906)
                                       ----------     ----------
Net increase (decrease) in net
assets resulting from operations          144,952       (129,668)
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                222,041        220,680
Transfers between subaccounts
(including fixed account), net             51,115         12,720
Surrenders                                (93,037)       (79,846)
                                       ----------     ----------
Net proceeds from
equity transactions                       180,119        153,554
                                       ----------     ----------

NET INCREASE IN NET ASSETS                325,071         23,886

NET ASSETS (Beginning of year)            371,421        347,535
                                       ----------     ----------
NET ASSETS (End of year)                 $696,492       $371,421
                                       ----------     ----------

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                     MFS Variable Insurance Trust
                                      Investors Trust Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment loss                       ($4,294)      ($10,252)
Net realized loss on investments         (159,111)       (43,068)
Net unrealized appreciation
(depreciation) of investments           1,100,190     (1,134,070)
                                       ----------     ----------
Net increase (decrease) in net
assets resulting from operations          936,785     (1,187,390)
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments              1,174,461      1,423,075
Transfers between subaccounts
(including fixed account), net           (395,834)      (171,630)
Surrenders                               (747,767)      (862,684)
                                       ----------     ----------
Net proceeds from
equity transactions                        30,860        388,761
                                       ----------     ----------

NET INCREASE (DECREASE)
IN NET ASSETS                             967,645       (798,629)

NET ASSETS (Beginning of year)          4,484,503      5,283,132
                                       ----------     ----------
NET ASSETS (End of year)               $5,452,148     $4,484,503
                                       ----------     ----------

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                     MFS Variable Insurance Trust
                                        High Income Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment income                     $47,797        $68,076
Net realized loss on investments          (38,319)       (14,830)
Net unrealized appreciation
(depreciation) of investments             220,253        (32,370)
                                       ----------     ----------
Net increase in net assets
resulting from operations                 229,731         20,876
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                421,924        351,674
Transfers between subaccounts
(including fixed account), net            (10,646)        65,969
Surrenders                               (183,253)      (163,097)
                                       ----------     ----------
Net proceeds from
equity transactions                       228,025        254,546
                                       ----------     ----------

NET INCREASE IN NET ASSETS                457,756        275,422

NET ASSETS (Beginning of year)          1,236,059        960,637
                                       ----------     ----------
NET ASSETS (End of year)               $1,693,815     $1,236,059
                                       ==========     ==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      MFS Variable Insurance Trust
                                       Emerging Growth Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment loss                      ($38,992)      ($36,572)
Net realized loss on investments         (309,568)       (73,821)
Net unrealized appreciation
(depreciation) of investments           1,679,320     (1,991,671)
                                       ----------     ----------
Net increase (decrease) in net
assets resulting from operations        1,330,760     (2,102,064)
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments              1,593,086      2,123,284
Transfers between subaccounts
(including fixed account), net           (357,278)      (309,256)
Surrenders                               (926,402)      (961,391)
                                       ----------     ----------
Net proceeds from
equity transactions                       309,406        852,637
                                       ----------     ----------

NET INCREASE (DECREASE)
IN NET ASSETS                           1,640,166     (1,249,427)

NET ASSETS (Beginning of year)          4,439,867      5,689,294
                                       ----------     ----------
NET ASSETS (End of year)               $6,080,033     $4,439,867
                                       ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                     MFS Variable Insurance Trust
                                        Total Return Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment income                     $15,985         $9,073
Net realized gain (loss)
on investments                             (5,818)         3,401
Net unrealized appreciation
(depreciation) of investments             268,366        (82,131)
                                       ----------     ----------
Net increase (decrease) in net
assets resulting from operations          278,533        (69,657)
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                578,142        473,065
Transfers between subaccounts
(including fixed account), net            241,212        385,438
Surrenders                               (259,164)      (172,755)
                                       ----------     ----------
Net proceeds from
equity transactions                       560,190        685,748
                                       ----------     ----------

NET INCREASE IN NET ASSETS                838,723        616,091

NET ASSETS (Beginning of year)          1,430,420        814,329
                                       ----------     ----------
NET ASSETS (End of year)               $2,269,143     $1,430,420
                                       ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      MFS Variable Insurance Trust
                                        New Discovery Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment loss                       ($7,586)       ($4,816)
Net realized loss on investments          (41,868)        (9,208)
Net unrealized appreciation
(depreciation) of investments             336,587       (225,034)
                                       ----------     ----------
Net increase (decrease) in net
assets resulting from operations          287,133       (239,058)
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                413,126        347,377
Transfers between subaccounts
(including fixed account), net             92,491        114,647
Surrenders                               (136,535)       (96,445)
                                       ----------     ----------
Net proceeds from
equity transactions                       369,082        365,579
                                       ----------     ----------

NET INCREASE IN NET ASSETS                656,215        126,521

NET ASSETS (Beginning of year)            741,189        614,668
                                       ----------     ----------
NET ASSETS (End of year)               $1,397,404       $741,189
                                       ----------     ----------

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                              American Century Variable Portfolios, Inc.
                                      Income & Growth Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment income                      $1,917            $36
Net realized loss on investments          (16,737)        (7,473)
Net unrealized appreciation
(depreciation) of investments             139,395        (41,015)
                                       ----------     ----------

Net increase (decrease) in net
assets resulting from operations          124,575        (48,452)
                                       ----------     ----------


EQUITY TRANSACTIONS
Contract purchase payments                184,859        159,458
Transfers between subaccounts
(including fixed account), net             76,665        100,444
Surrenders                                (89,386)       (51,034)
                                       ----------     ----------

Net proceeds from
equity transactions                       172,138        208,868
                                       ----------     ----------


NET INCREASE IN NET ASSETS                296,713        160,416

NET ASSETS (Beginning of year)            331,948        171,532
                                       ----------     ----------

NET ASSETS (End of year)                 $628,661       $331,948
                                       ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                           American Century Variable Portfolios, Inc.
                                        Value Subaccount

                                     Year Ended December 31,

                                       2003          2002
                                    ----------     ----------
OPERATIONS
Net investment income (loss)            $3,693          ($793)
Net realized gain (loss)
on investments                          (2,013)        54,506
Net unrealized appreciation
(depreciation) of investments          529,517       (205,900)
                                    ----------     ----------
Net increase (decrease) in net
assets resulting from operations       531,197       (152,187)
                                    ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments             837,592        695,538
Transfers between subaccounts
(including fixed account), net         202,443        344,981
Surrenders                            (317,707)      (222,712)
                                    ----------     ----------
Net proceeds from
equity transactions                    722,328        817,807
                                    ----------     ----------

NET INCREASE IN NET ASSETS           1,253,525        665,620

NET ASSETS (Beginning of year)       1,374,280        708,660
                                    ----------     ----------
NET ASSETS (End of year)            $2,627,805     $1,374,280
                                    ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                               Oppenheimer Variable Account Funds
                                      Main Street Subaccount

                                     Year Ended December 31,

                                       2003          2002
                                    ----------     ----------
OPERATIONS
Net investment income (loss)            $1,950        ($1,191)
Net realized loss on investments       (30,567)       (13,310)
Net unrealized appreciation
(depreciation) of investments          425,886       (179,365)
                                    ----------     ----------
Net increase (decrease) in net
assets resulting from operations       397,269       (193,866)
                                    ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments             631,979        385,685
Transfers between subaccounts
(including fixed account), net         182,104        483,943
Surrenders                            (270,729)      (161,124)
                                    ----------     ----------
Net proceeds from
equity transactions                    543,354        708,504
                                    ----------     ----------

NET INCREASE IN NET ASSETS             940,623        514,638

NET ASSETS (Beginning of year)       1,172,442        657,804
                                    ----------     ----------
NET ASSETS (End of year)            $2,113,065     $1,172,442
                                    ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  Oppenheimer Variable Account Funds
                                     Global Securities Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment loss                         ($948)       ($1,558)
Net realized loss on investments          (36,927)       (13,013)
Net unrealized appreciation
(depreciation) of investments             384,786       (114,240)
                                       ----------     ----------
Net increase (decrease) in net
assets resulting from operations          346,911       (128,811)
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                392,726        329,683
Transfers between subaccounts
(including fixed account), net             80,085        188,235
Surrenders                               (168,300)      (101,420)
                                       ----------     ----------
Net proceeds from
equity transactions                       304,511        416,498
                                       ----------     ----------

NET INCREASE IN NET ASSETS                651,422        287,687

NET ASSETS (Beginning of year)            643,323        355,636
                                       ----------     ----------
NET ASSETS (End of year)               $1,294,745       $643,323
                                       ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                    Franklin Templeton Variable Insurance Products Trust
                                  Foreign Securities Subaccount

                                     Year Ended December 31,

                                       2003          2002
                                    ----------     ----------
OPERATIONS
Net investment income                  $17,691        $12,708
Net realized loss on investments       (77,949)       (62,284)
Net unrealized appreciation
(depreciation) on investments          605,548       (268,309)
                                    ----------     ----------
Net increase (decrease) in net
assets resulting from operations       545,290       (317,885)
                                    ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments             538,147        484,623
Transfers between subaccounts
(including fixed account), net         218,874        115,163
Surrenders                            (266,544)      (231,344)
                                    ----------     ----------
Net proceeds from
equity transactions                    490,477        368,442
                                    ----------     ----------

NET INCREASE IN NET ASSETS           1,035,767         50,557

NET ASSETS (Beginning of year)       1,494,241      1,443,684
                                    ----------     ----------
NET ASSETS (End of year)            $2,530,008     $1,494,241
                                    ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                           Neuberger Berman Advisers Management Trust
                                       Guardian Subaccount
                                     Year Ended December 31,

                                       2003          2002
                                    ----------     ----------

OPERATIONS
Net investment income (loss)            $2,768        ($1,050)
Net realized loss on investments        (8,875)       (12,458)
Net unrealized appreciation
(depreciation) on investments          308,413       (153,262)
                                    ----------     ----------
Net increase (decrease) in net
assets resulting from operations       302,306       (166,770)
                                    ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments             420,820        260,309
Transfers between subaccounts
(including fixed account), net         250,573        277,839
Surrenders                            (141,226)       (76,900)
                                    ----------     ----------
Net proceeds from
equity transactions                    530,167        461,248
                                    ----------     ----------

NET INCREASE IN NET ASSETS             832,473        294,478

NET ASSETS (Beginning of year)         620,065        325,587
                                    ----------     ----------
NET ASSETS (End of year)            $1,452,538       $620,065
                                    ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Alger American Fund
                                   Leveraged AllCap Subaccount

                                     Year Ended December 31,

                                       2003          2002
                                    ----------     ----------
OPERATIONS
Net investment loss                      ($802)         ($263)
Net realized loss on investments        (1,035)        (1,249)
Net unrealized appreciation
(depreciation) on investments           31,014        (11,251)
                                    ----------     ----------
Net increase (decrease) in net
assets resulting from operations        29,177        (12,763)
                                    ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments              53,237         36,925
Transfers between subaccounts
(including fixed account), net          85,364         29,709
Surrenders                             (18,240)       (11,636)
                                    ----------     ----------
Net proceeds from
equity transactions                    120,361         54,998
                                    ----------     ----------

NET INCREASE IN NET ASSETS             149,538         42,235

NET ASSETS (Beginning of year)          53,982         11,747
                                    ----------     ----------
NET ASSETS (End of year)              $203,520        $53,982
                                    ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Alger American Fund
                                     MidCap Growth Subaccount

                                     Year Ended December 31,

                                       2003          2002
                                    ----------     ----------
OPERATIONS
Net investment loss                    ($2,488)         ($692)
Net realized loss on investments           (70)        (7,277)
Net unrealized appreciation
(depreciation) on investments          125,490        (21,950)
                                    ----------     ----------
Net increase (decrease) in net
assets resulting from operations       122,932        (29,919)
                                    ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments             190,866         86,637
Transfers between subaccounts
(including fixed account), net         252,923         37,880
Surrenders                             (44,876)       (25,140)
                                    ----------     ----------

Net proceeds from
equity transactions                    398,913         99,377
                                    ----------     ----------

NET INCREASE IN NET ASSETS             521,845         69,458
                                    ----------     ----------

NET ASSETS (Beginning of year)         129,492         60,034
                                    ----------     ----------

NET ASSETS (End of year)              $651,337       $129,492
                                    ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  Seligman Portfolios, Inc.
                           Communications & Information Subaccount

                                     Year Ended December 31,

                                       2003          2002
                                    ----------     ----------
OPERATIONS
Net investment loss                      ($567)         ($240)
Net realized loss on investments        (2,526)        (2,254)
Net unrealized appreciation
(depreciation) on investments           29,913        (11,709)
                                    ----------     ----------
Net increase (decrease) in net
assets resulting from operations        26,820        (14,203)
                                    ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments              33,126         27,229
Transfers between subaccounts
(including fixed account), net          70,363         17,584
Surrenders                             (11,769)        (7,635)
                                    ----------     ----------
Net proceeds from
equity transactions                     91,720         37,178
                                    ----------     ----------

NET INCREASE IN NET ASSETS             118,540         22,975

NET ASSETS (Beginning of year)          39,508         16,533
                                    ----------     ----------
NET ASSETS (End of year)              $158,048        $39,508
                                    ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Seligman Portfolios, Inc.
                                      Small-Cap Value Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                       ----------     ----------
OPERATIONS
Net investment income (loss)               $1,523        ($2,587)
Net realized gain on investments            9,105         11,389
Net unrealized appreciation
(depreciation) on investments             468,876        (70,789)
                                       ----------     ----------
Net increase (decrease) in net
assets resulting from operations          479,504        (61,987)
                                       ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                537,452        307,587
Transfers between subaccounts
(including fixed account), net            240,610        336,978
Surrenders                               (151,964)       (79,350)
                                       ----------     ----------
Net proceeds from
equity transactions                       626,098        565,215
                                       ----------     ----------

NET INCREASE IN NET ASSETS              1,105,602        503,228

NET ASSETS (Beginning of year)            587,383         84,155
                                       ----------     ----------
NET ASSETS (End of year)               $1,692,985       $587,383
                                       ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                            Universal Institutional Funds, Inc.
                             Core Plus Fixed Income Subaccount

                                  Period Ended December 31,

                                            2003(A)
                                            -------
OPERATIONS
Net investment loss                            ($74)
Net realized gain on investments                 19
Net unrealized appreciation
on investments                                  355
                                            -------
Net increase in net assets
resulting from operations                       300
                                            -------

EQUITY TRANSACTIONS
Contract purchase payments                    4,743
Transfers between subaccounts
(including fixed account), net               20,907
Surrenders                                     (588)
                                            -------
Net proceeds from
equity transactions                          25,062
                                            -------

NET INCREASE IN NET ASSETS                   25,362

NET ASSETS (Beginning of year)                  ---
                                            -------
NET ASSETS (End of year)                    $25,362
                                            =======

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                             Universal Institutional Funds, Inc.
                                 U.S. Real Estate Subaccount

                                  Period Ended December 31,

                                            2003(A)
                                            -------
OPERATIONS
Net investment loss)
Net realized gain on investments                169
Net unrealized appreciation
on investments                                8,588
                                            -------
Net increase in net assets
resulting from operations                     8,545
                                            -------

EQUITY TRANSACTIONS
Contract purchase payments                   28,930
Transfers between subaccounts
(including fixed account), net               52,719
Surrenders                                   (2,537)
                                            -------
Net proceeds from
equity transactions                          79,112
                                            -------

NET INCREASE IN NET ASSETS                   87,657

NET ASSETS (Beginning of year)                  ---
                                            -------
NET ASSETS (End of year)                    $87,657
                                            =======

The accompanying notes are an integral part of the financial statements.

                   CARILLON LIFE ACCOUNT
                NOTES TO FINANCIAL STATEMENTS
=========================================================
====
DECEMBER 31, 2003

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Life Account of The Union Central Life Insurance Company (the Life Account) is a separate account registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Life Account was established on July 10, 1995 under Ohio law and by resolution of the Board of Directors of The Union Central Life Insurance Company (Union Central) and commenced operations on December 29, 1995. The Life Account is comprised of thirty-one subaccounts, each of which invests in a corresponding Portfolio of Summit Mutual Funds, Inc., Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., or Universal Institutional Fund,
Inc. (the Funds).   The Funds are no-load, diversified, open-end
management investment companies registered under the Investment Company Act of 1940, as amended. The shares of Summit Mutual Funds, Inc. are sold to Union Central and its separate accounts and to other unaffiliated insurance companies to fund the benefits under certain variable life policies and variable annuity contracts. Carillon Investments, Inc., a broker-dealer registered under the Securities Exchange Act of 1934 and a wholly-owned subsidiary of Union Central, serves as the distributor of variable life policies and variable annuity contracts issued by Summit Mutual Funds, Inc. The shares of Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., and Universal Institutional Funds, Inc are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts. Scudder Investor Services, Inc., a wholly-owned subsidiary of Zurich Scudder Investments, Inc., is the distributor of variable life insurance policies and variable annuity contracts issued by Scudder Variable Series I. AIM Distributors, Inc. is the distributor of the shares issued by AIM Variable Insurance Fund, Inc. MFS Fund Distributors, Inc., a wholly-owned subsidiary of Massachusetts Financial Services Company, is the distributor of shares issued by the MFS Variable Insurance Trust. American Century Investment Services, Inc. is the distributor of the shares issued by American Century Variable Portfolios, Inc. Oppenheimer Funds Distributor, Inc. is the distributor of the shares issued by Oppenheimer Variable Account Funds. Franklin Templeton Distributors, Inc. is the distributor of variable annuity and variable life insurance contracts issued by Franklin Templeton Variable Insurance Products Trust. Neuberger Berman Management, Inc. is the distributor of the shares issued by Neuberger Berman Advisers Management Trust. Fred Alger & Company, Incorporated is the distributor of the shares issued by Alger American Fund. Seligman Advisors, Inc. is the distributor of the shares issued by Seligman Portfolios, Inc. Morgan Stanley & Co. Incorporated is the distributor of the shares issued by Universal Institutional Funds.

On May 1, 2003, the Life Account began operations in the Summit Mutual Funds Inc.'s Lehman Aggregate Bond
Index Portfolio and EAFE International Index
Portfolio and the Universal Institutional Funds
Inc.'s Core Plus Fixed Income Fund and U.S. Real
Estate Fund.

The assets of the Life Account are segregated from the other assets of Union Central and the investment performance of the Life Account is independent of the investment performance of both, Union Central's general assets and other separate accounts.

Investment valuation - Assets of the Life Account are invested in shares of the Funds at the net asset value of the Funds' shares. Investments in the Funds' shares are subsequently valued at the net asset value of the Funds' shares held.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities transactions and investment income -
Securities transactions are recorded on the trade date
(the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date.
Gains and losses on sales of the Funds' shares are calculated on the first-in, first-out basis for financial reporting and tax purposes. All dividends and distributions from the Subaccount are reinvested in additional shares of the respective Subaccount at the net asset value per share.

Federal income taxes - The operations of the Life
Account form a part of and are taxed with the operations of Union Central. Union Central is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Life Account. Investment income and realized capital gains and losses on assets of the Life Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes has been made in these financial statements.

NOTE 2 - PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2003 (year ended unless otherwise noted) were as follows:

                                             Purchases
        Sales
SUMMIT MUTUAL FUNDS, INC.
Zenith Subaccount                             $608,181
     $194,187
Balanced Index Subaccount                     $190,265
      $47,562
Bond Subaccount                             $1,016,531
     $485,642
S&P 500 Index Subaccount                    $2,625,630
     $759,543
S&P MidCap 400 Index Subaccount               $951,868
      $84,252
Russell 2000 Small Cap Index Subaccount       $557,667
      $90,386
Nasdaq-100 Index Subaccount                   $736,926
      $72,079
Lehman Aggregate Bond Index Subaccount(1)      $45,214
       $5,526
EAFE International Index Subaccount(1)         $20,358
       $2,113

SCUDDER VARIABLE SERIES I
Money Market Subaccount                     $2,828,724
   $3,356,187
Capital Growth Subaccount                     $460,327
     $498,315
International Subaccount                      $514,734
     $259,619

AIM VARIABLE INSURANCE FUND, INC.
Capital Appreciation Subaccount               $365,540
     $220,945
Growth Subaccount                             $231,599
      $72,481

MFS VARIABLE INSURANCE TRUST
Investors Trust Subaccount                    $523,520
     $496,842
High Income Subaccount                        $415,976
     $140,328
Emerging Growth Subaccount                    $731,519
     $461,157
Total Return Subaccount                       $683,964
     $107,891
New Discovery Subaccount                      $434,804
      $73,329

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Income & Growth Subaccount                    $260,279
      $86,233
Value Subaccount                              $826,975
     $101,009

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Main Street Subaccount                        $666,130
     $120,866
Global Securities Subaccount                  $417,031
     $113,429

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST
Foreign Securities Subaccount                 $605,231
      $97,071

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Guardian Subaccount                           $574,829
      $41,915

ALGER AMERICAN FUND
Leveraged AllCap Subaccount                   $123,834
       $4,283
MidCap Growth Subaccount                      $412,000
      $15,602

SELIGMAN PORTFOLIOS, INC.
Communications & Information Subaccount        $96,753
       $5,601
Small-Cap Value Subaccount                    $696,486
      $68,911

UNIVERSAL INSTITUTIONAL FUNDS, INC.
Core Plus Fixed Income Subaccount(1)           $28,605
       $3,587
U.S. Real Estate Subaccount(1)                 $80,765
       $1,867

(1)  Period from May 1, 2003 through December 31, 2003.

NOTE 3 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUNDS The subaccount of the Account held the following investment in the corresponding Portfolios of Summit Mutual Funds, Inc., Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., and Universal Institutional Funds, Inc. as of December 31, 2003:

                                    Summit Mutual Funds, Inc.
                    ----------------------------------------------------------
                                Balanced                S&P 500     S&P MidCap
                    Zenith      Index       Bond        Index       400 Index
                    Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
Net asset value
 per share           $80.76      $43.05      $48.41      $73.21      $52.62
Number of shares     42,741      16,806      67,395     289,752      85,438

                                Summit Mutual Funds, Inc.
                    ---------------------------------------------------
                                              Lehman
                    Russell 2000              Aggregate   EAFE
                    Small Cap     Nasdaq-100  Bond        International
                    Index         Index       Index       Index
                    Subaccount    Subaccount  Subaccount  Subaccount
Net asset value
 per share           $54.41         $20.72     $49.78      $64.43
Number of shares     37,629        119,295        791         316

                         Scudder Variable Series I
                    -------------------------------------
                    Money       Capital
                    Market      Growth      International
                    Subaccount  Subaccount  Subaccount
Net asset value
 per share              $1.00    $14.59        $8.26
Number of shares    3,021,921    348,327     559,296

                                 MFS Variable Insurance Trust
                    ----------------------------------------------------------
                    Investors   High        Emerging    Total       New
                    Trust       Income      Growth      Return      Discovery
                    Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
Net asset value
 per share            $16.34       $9.97      $15.51      $19.58      $13.96
Number of shares     333,680     169,873     392,003     115,883     100,098


Neuberger Berman
                        AIM Variable            American Century          Advisers
Management
                     Insurance Fund, Inc.    Variable Portfolios, Inc.
Trust
                   -----------------------   -------------------------    --------
-----------
                      Capital                    Income
                   Appreciation   Growth        & Growth    Value
Guardian
                    Subaccount  Subaccount    Subaccount   Subaccount
Subaccount
Net asset value
 per share            $21.28     $14.83         $6.57         $7.79
$13.98
Number of shares     164,893     46,963        95,685       337,320
103,899

                                             Franklin Templeton
                          Oppenheimer        Variable Insurance
                    Variable Account Funds     Products Trust     Alger American
Fund
                    ----------------------   ------------------   ----------------
---
                    Main        Global           Foreign          Leveraged
MidCap
                    Street      Securities       Securities       AllCap
Growth
                    Subaccount  Subaccount       Subaccount       Subaccoun
Subaccount
Net asset value
 per share            $19.20     $25.08            $12.24          $28.09
$18.40
Number of shares     110,051     51,632           206,694           7,245
35,396

                                                          Univeral
                  Seligman Portfolios, Inc.       Institutional Funds, Inc.
                  -------------------------       -------------------------
                  Communications  Small-Cap         Core Plus      U.S.
                  & Information    Value          Fixed Income  Real Estate
                    Subaccount   Subaccount        Subaccount    Subaccount
Net asset value
 per share           $11.51        $16.13           $11.54        $15.58
Number of shares     13,731       104,955            2,198         5,626


NOTE 4 - ACCOUNT CHARGE

Mortality and expense risk charge - A mortality and expense risk charge for Union Central at an annual rate of .75% of the net assets during the first ten policy years and .25% of net assets thereafter of the Life
Account is determined daily. The mortality risk Union
Central assumes is that the insureds on the policies may die sooner than anticipated and therefore Union
Central will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed by Union Central is that expenses incurred in issuing and administering the policies and the separate account will exceed the amounts realized from the administrative charges assessed against the policies.

NOTE 5 - RELATED PARTY TRANSACTIONS

Investment advisory fees - Summit Mutual Funds, Inc.
pays investment advisory fees to Summit Investment
Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). The
Adviser is a wholly-owned subsidiary of Union
Central. Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds,
Inc. Summit Mutual Funds, Inc. pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

(a) for the Zenith Portfolio - .64% of the current net asset value.

(b) for the Bond Portfolio - .47% of the current net asset value.

(c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

(d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

(e) for the Balanced Index Portfolio - .30% of the current net asset value.

(f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

(g)  for the Russell 2000 Small Cap Index Portfolio -
     .35% of the current net asset value.

(h) for the EAFE International Index Portfolio - .56% of the current net asset value.

(i)  for the Lehman Aggregate Bond Index Portfolio -
     .30% of the current net asset value.

The Agreement provides that if the total operating expenses of the Zenith or Bond Portfolios, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the respective Portfolios, the Adviser will reimburse the Portfolio for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and the Nasdaq-100 Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of their average annual net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's average annual net asset. The Adviser will pay any expenses of the EAFE International Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.69% of that Portfolio's average annual net asset. The Adviser agreed to waive its fees and/or reimburse expenses of the EAFE International Index Portfolio, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the Portfolio until December 31, 2003.
 The Adviser will pay any expenses of the Lehman Aggregate Bond Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.30% of that Portfolio's average annual net asset.

Administration fees - Summit Mutual Funds, Inc. pays the Adviser to perform certain administration services.
 Summit Mutual Funds, Inc. shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of Summit Mutual Funds, Inc. at an annual rate .10% of each portfolio's average annual net assets. The
Advisor has agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's total expense ratio exceeds .75%.

Waivers and Reimbursements - For the period ended December 31, 2003, the Adviser waived fees for the Bond Portfolio $26,021, S&P 500 Index Portfolio $14,135, and EAFE International Index Portfolio $6,465, and the Adviser reimbursed fees for the S&P MidCap 400 Index Portfolio $19,861, Balanced Index Portfolio $45,055, Nasdaq-100 Index Portfolio $41,182, Russell 2000 Small Cap Index Portfolio $63,463, EAFE International Index Portfolio $286,536, and the Lehman Aggregate Bond Index Portfolio $39,168.

NOTE 6 - CHANGES IN UNITS OUTSTANDING

Below are the changes in units outstanding for the periods ended December 31 (year ended unless otherwise noted):

                                                   Summit Mutual Funds, Inc.
                           ----------------------------------------------------------------------
---
                                                           Balanced
                                  Zenith                    Index                      Bond
                                Subaccount                Subaccount                Subaccount
                           ---------------------     ---------------------     ------------------
---
                             2003        2002          2003        2002          2003        2002
Units Issued               44,017.03   47,527.16     19,394.04   28,393.67     55,604.84
64,562.41
Units Redeemed             14,224.50   12,029.18      5,035.86   17,348.60     32,163.33
12,033.07
 Net Increase (Decrease)   29,792.53   35,497.98     14,358.18   11,045.07     23,441.51
52,529.34


                                                   Summit Mutual Funds, Inc.
                           ---------------------------------------------------------------------
                                  S&P 500                  S&P MidCap             Russell 2000
                                   Index                   400 Index             Small Cap Index
                                 Subaccount                Subaccout                Subaccount
                           ----------------------     --------------------     ------------------
---
                              2003        2002          2003       2002          2003       2002
Units Issued               165,329.68  198,897.74     77,274.55  95,816.35     60,468.64
78,004.18
Units Redeemed              46,863.08   69,477.66      6,537.92   7,499.14     10,038.92
3,549.61
 Net Increase (Decrease)   118,466.60  129,420.08     70,736.63  88,317.21     50,429.72
74,454.57


                                               Summit Mutal Funds, Inc.
                           -----------------------------------------------------------
                                                         Lehman
                                                        Aggregate           EAFE
                                  Nasdaq-100             Bond           International
                                    Index                Index             Index
                                  Subaccount           Subaccount(1)     Subaccount(1)
                           -----------------------     -------------     -------------
                              2003         2002           2003              2003
Units Issued               247,587.59   222,855.14       4,467.35          1,705.81
Units Redeemed              22,560.23    20,120.93         546.55            170.16
 Net Increase (Decrease)   225,027.36   202,734.21       3,920.80          1,535.65


                                                   Scudder Variable Series I
                           ----------------------------------------------------------------------
-
                                    Money                   Capital
                                    Market                   Growth               International
                                  Subaccount               Subaccount              Subaccount
                           -----------------------    ---------------------    ------------------
--
                               2003        2002          2003       2002         2003       2002
Units Issued                216,427.67  326,074.91     33,633.81  48,337.53    51,343.78
72,831.24
Units Redeemed              257,193.61  273,585.04     34,916.28  16,716.92    26,465.91
15,168.39
 Net Increase (Decrease)   (40,765.94)   52,489.87    (1,282.47)  31,620.61    24,877.87
57,662.85


                               AIM Variable Insurance Fund, Inc.        MFS Variable Insurance
Trust
                          -------------------------------------------   -------------------------
---
                               Capital                                          Investors
                             Appreciation              Growth                     Trust
                              Subaccount             Subaccount                 Subaccount
                           -------------------   --------------------      ---------------------
                            2003       2002        2003       2002           2003        2002
Units Issued              51,049.81  90,401.02   67,314.69  50,200.39      38,563.60   53,997.12
Units Redeemed            29,023.83  24,881.67   18,575.15  10,403.84      37,537.92   26,502.24
 Net Increase (Decrease)  22,025.98  65,519.35   48,739.54  39,796.55       1,025.68   27,494.88


(1)   Period from May 1, 2003 through December 31, 2003.

                                                MFS Variable Insurance Trust
                           ----------------------------------------------------------------------
-
                                   High                    Emerging                  Total
                                  Income                    Growth                   Return
                                Subaccount                Subaccount               Subaccount
                           ---------------------     --------------------     -------------------
-
                             2003        2002          2003       2002          2003       2002
Units Issued               29,373.68   26,381.09     66,244.11  93,775.75     57,131.48
67,225.05
Units Redeemed             11,192.49    4,105.28     40,058.93  24,414.52      8,877.51
7,340.31
 Net Increase (Decrease)   18,181.19   22,275.81     26,185.18  69,361.23     48,253.97
59,884.74


                                                                   American Century
                      MFS Variable Insurance Trust             Variable Portfolios, Inc.
                      ----------------------------   --------------------------------------------
-
                                  New                      Income
                               Discovery                  & Growth                   Value
                               Subaccount                 Subaccount               Subaccount
                      ----------------------------   --------------------     -------------------
-
                            2003       2002            2003       2002          2003       2002
Units Issued              62,441.50  55,587.13       36,155.32  33,346.35     65,862.20
72,343.26
Units Redeemed            11,603.74   2,732.77       12,235.94   3,821.14      7,938.15
7,513.48
 Net Increase (Decrease)  50,837.76  52,854.36       23,919.38  29,525.21     57,924.05
64,829.78


                                          Oppenheimer                    Franklin Templeton
Variable
                                    Variable Account Funds                 Insurance Products
Trust
                          --------------------------------------------   ------------------------
---
                                                         Global                    Foreign
                               Main Street             Securities                 Securities
                               Subaccount              Subaccount                 Subaccount
                          ---------------------   --------------------   ------------------------
---
                            2003        2002        2003       2002            2003       2002
Units Issued              93,719.67  105,286.51   57,088.68  60,536.28       55,025.98  41,298.81
Units Redeemed            16,047.86    7,012.93   15,825.36   3,966.15        9,191.39   6,710.67
 Net Increase (Decrease)  77,671.81   98,273.58   41,263.32  56,570.13       45,834.59  34,588.14


                           Neuberger Berman
                        Advisers Management Trust                Alger American Fund
                        -------------------------    --------------------------------------------
                                                          Leveraged                MidCap
                                 Guardian                   AllCap                 Growth
                                Subaccount                Subaccount              Subaccount
                           --------------------      -------------------     --------------------
                             2003       2002           2003      2002          2003       2002
Units Issued               76,377.35  59,727.49      16,736.52  8,252.68     48,028.45  15,837.56
Units Redeemed              4,980.45   4,083.23         593.84    646.93      1,721.20   2,954.11
 Net Increase (Decrease)   71,396.90  55,644.26      16,142.68  7,605.75     46,307.25  12,883.45


                                      Seligman Portfolios, Inc.
                           -----------------------------------------------
                              Communications              Small-Cap
                               & Information                Value
                                 Subaccount               Subaccount
                           --------------------      ---------------------
                              2003       2002          2003        2002
Units Issued               13,144.06   5,613.71      59,541.09   54,878.90
Units Redeemed                835.00     580.65       5,064.63    3,967.34
 Net Increase (Decrease)   12,309.06   5,033.06      54,476.46   50,911.56

                         Universal Institutional Funds, Inc.
                         -----------------------------------
                             Core Plus        U.S.
                             Fixed Income     Real Estate
                             Subaccount(1)    Subaccount(1)
                         -----------------    -------------
                                2003             2003
Units Issued                  2,838.43         6,929.99
Units Redeemed                  349.81           150.15
 Net Increase (Decrease)      2,488.62          6,779.84



(1) Period from May 1, 2003 through December 31, 2003.

NOTE 7 - SELECTED PER UNIT DATA
Below is a summary of unit values and units outstanding for variable universal life contracts and the expense ratios, excluding expenses of the underlying funds for the periods ended December 31 (year ended unless otherwise noted):

                                                2003           2002           2001
SUMMIT MUTUAL FUNDS, INC.
ZENITH SUBACCOUNT
Accumulation unit value                       $16.64         $12.37         $16.21
Prior year accumulation unit value            $12.37         $16.21         $14.68
Number of accumulation units
outstanding, end of period                207,402.17     177,609.64     142,111.66
Total net assets                           3,451,765      2,196,981      2,303,035
Expense ratio (1)                              0.75%          0.75%          0.75%
Total return (2)                              34.55%        -23.67%         10.41%
Investment income ratio (3)                    0.12%          0.55%          1.64%

BALANCED INDEX SUBACCOUNT
Accumulation unit value                       $10.24          $8.77          $9.96
Prior year accumulation unit value             $8.77          $9.96         $10.49
Number of accumulation units
outstanding, end of period                 70,635.75      56,277.57     .45,232.50
Total net assets                             723,545        493,460        450,375
Expense ratio (1)                              0.75%          0.75%          0.75%
Total return (2)                              16.82%        -11.94%         -5.10%
Investment income ratio (3)                    2.34%          3.59%          1.25%

BOND SUBACCOUNT
Accumulation unit value                       $15.46         $14.39         $13.71
Prior year accumulation unit value            $14.39         $13.71         $12.94
Number of accumulation units
outstanding, end of period                211,080.57     187,639.06     135,109.72
Total net assets                           3,262,698      2,700,376      1,852,900
Expense ratio (1)                              0.75%          0.75%          0.75%
Total return (2)                               7.41%          4.94%          6.01%
Investment income ratio (3)                    6.91%          5.98%          4.47%

S&P 500 INDEX SUBACCOUNT
Accumulation unit value                      $17.95          $14.13         $18.39
Prior year accumulation unit value           $14.13          $18.39         $21.14
Number of accumulation units
outstanding, end of period             1,181,563.23    1,063,096.63     933,676.56
Total net assets                         21,213,121      15,025,674     17,166,157
Expense ratio (1)                             0.75%           0.75%          0.75%
Total return (2)                             27.02%         -23.13%        -13.04%
Investment income ratio (3)                   0.86%           0.38%          0.69%

S&P MIDCAP 400 INDEX SUBACCOUNT
Accumulation unit value                      $14.75          $11.03         $13.10
Prior year accumulation unit value           $11.03          $13.10         $13.35
Number of accumulation units
outstanding, end of period               304,748.60      234,011.97     145,694.76
Total net assets                          4,495,717       2,581,384      1,908,321
Expense ratio (1)                             0.75%           0.75%          0.75%
Total return (2)                             33.73%         -15.78%         -1.91%
Investment income ratio (3)                   0.49%           0.49%          0.31%

                                                 2003           2002
2001
SUMMIT MUTUAL FUNDS, INC.
RUSSELL 2000 SMALL CAP INDEX SUBACCOUNT
Accumulation unit value                       $10.96           $7.56
$9.64
Prior year accumulation unit value             $7.56           $9.64
$9.57
Number of accumulation units
outstanding, end of period                186,724.44      136,294.72
61,840.15
Total net assets                           2,047,278       1,029,711
596,255
Expense ratio (1)                              0.75%           0.75%
0.75%
Total return (2)                              45.12%         -21.64%
0.78%
Investment income ratio (3)                    0.54%           0.18%
0.90%
NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value                        $3.75           $2.54
$4.09
Prior year accumulation unit value             $2.54           $4.09
$6.17
Number of accumulation units
outstanding, end of period                659,852.78      434,825.42
232,091.21
Total net assets                           2,472,074       1,104,227
949,970
Expense ratio (1)                              0.75%           0.75%
0.75%
Total return (2)                              47.53%         -37.96%        -
33.64%
Investment income ratio (3)                      ---             ---            --
-

LEHMAN AGGREGATE BOND INDEX SUBACCOUNT(4)
Accumulation unit value     $10.04    (4)
Prior year accumulation unit value              ---
Number of accumulation units
outstanding, end of period                 3,920.80
Total net assets                             39,381
Expense ratio (1)                             0.75%
Total return (2)                              0.44%(5)
Investment income ratio (3)                    1.51%
EAFE INTERNATIONAL INDEX SUBACCOUNT(4)
Accumulation unit value                       $13.27(4)
Prior year accumulation unit value               ---
Number of accumulation units
outstanding, end of period                  1,535.65
Total net assets                              20,374
Expense ratio (1)                              0.75%
Total return (2)                              32.67%(5)
Investment income ratio (3)                      ---

SCUDDER VARIABLE SERIES I
MONEY MARKET SUBACCOUNT
Accumulation unit value                       $13.00          $12.99
$12.89
Prior year accumulation unit value            $12.99          $12.89
$12.50
Number of accumulation units
outstanding, end of period                232,581.94      273,347.88
220,858.02
Total net assets                           3,022,634       3,550,115
2,847,481
Expense ratio (1)                              0.75%           0.75%
0.75%
Total return (2)                               0.07%           0.73%
3.12%
Investment income ratio (3)                    0.81%           1.46%
3.65%



NOTE 7 - SELECTED PER UNIT DATA (CONTINUED)
                                                 2003           2002
2001
SCUDDER VARIABLE SERIES I
CAPITAL GROWTH SUBACCOUNT
Accumulation unit value                        $15.84         $12.58
$17.89
Prior year accumulation unit value             $12.58         $17.89
$22.35
Number of accumulation units
outstanding, end of period                 320,872.96     322,155.43
290,534.82
Total net assets                            5,081,875      4,051,351
5,198,388
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               25.94%        -29.71%        -
19.96%
Investment income ratio (3)                     0.42%          0.32%
12.00%

INTERNATIONAL SUBACCOUNT
Accumulation unit value                        $11.93          $9.41
$11.62
Prior year accumulation unit value              $9.41         $11.62
$16.93
Number of accumulation units
outstanding, end of period                 387,131.95     362,254.08
304,591.23
Total net assets                            4,619,775      3,409,274
3,537,968
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               26.80%        -18.98%        -
31.37%
Investment income ratio (3)                     0.70%          0.86%
19.11%

AIM VARIABLE INSURANCE FUND, INC
CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value                         $8.74          $6.80
$9.06
Prior year accumulation unit value              $6.80          $9.06
$11.90
Number of accumulation units
outstanding, end of period                 401,310.58     379,284.60
313,765.25
Total net assets                            3,508,958      2,579,794
2,842,558
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               28.55%        -24.92%        -
23.85%
Investment income ratio (3)                       ---            ---            --
-

GROWTH SUBACCOUNT
Accumulation unit value                         $4.36          $3.35
$4.89
Prior year accumulation unit value              $3.35          $4.89
$7.45
Number of accumulation units
outstanding, end of period                 159,611.39     110,871.85
71,075.29
Total net assets                              696,492        371,421
347,535
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               30.26%        -31.49%        -
34.38%
Investment income ratio (3)                       ---            ---
0.31%

MFS VARIABLE INSURANCE TRUST
INVESTORS TRUST
Accumulation unit value                      $15.00           $12.37
$15.77
Prior year accumulation unit value           $12.37           $15.77
$18.90
Number of accumulation units
outstanding, end of period               363,569.42       362,543.74
335,048.86
Total net assets                          5,452,148        4,484,503
5,283,132
Expense ratio (1)                             0.75%            0.75%
0.75%
Total return (2)                             21.23%          -21.55%        -
16.58%
Investment income ratio (3)                   0.63%            0.54%
0.48%

                                                 2003           2002
2001
MFS VARIABLE INSURANCE TRUST
HIGH INCOME SUBACCOUNT
Accumulation unit value                        $13.57         $11.59
$11.38
Prior year accumulation unit value             $11.59         $11.38
$11.24
Number of accumulation units
outstanding, end of period                 124,838.88     106,657.69
84,381.88
Total net assets                            1,693,815      1,236,059
960,637
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               17.08%          1.80%
1.31%
Investment income ratio (3)                     4.01%          6.96%
8.28%

EMERGING GROWTH SUBACCOUNT
Accumulation unit value                        $13.03         $10.08
$15.34
Prior year accumulation unit value             $10.08         $15.34
$23.24
Number of accumulation units
outstanding, end of period                 466,450.92     440,265.74
370,904.51
Total net assets                            6,080,033      4,439,867
5,689,294
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               29.25%        -34.26%        -
33.98%
Investment income ratio (3)                       ---            ---
5.70%

TOTAL RETURN SUBACCOUNT
Accumulation unit value                        $12.80         $11.09
$11.78
Prior year accumulation unit value             $11.09         $11.78
$11.84
Number of accumulation units
outstanding, end of period                 177,270.79     129,016.82
69,132.08
Total net assets                            2,269,143      1,430,420
814,329
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               15.45%         -5.88%         -
0.50%
Investment income ratio (3)                     1.59%          1.59%
1.05%

NEW DISCOVERY SUBACCOUNT
Accumulation unit value                         $8.14          $6.13
$9.04
Prior year accumulation unit value              $6.13          $9.04
$9.59
Number of accumulation units
outstanding, end of period                 171,714.96     120,877.20
68,022.84
Total net assets                            1,397,404        741,189
614,668
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               32.72%        -32.14%         -
5.74%
Investment income ratio (3)                       ---            ---
0.10%


AMER ICAN CENTURY
VARIABLE PORTFOLIOS, INC.
INCOME & GROWTH SUBACCOUNT
Accumulation unit value                         $8.47          $6.59
$8.24
Prior year accumulation unit value              $6.59          $8.24
$9.06
Number of accumulation units
outstanding, end of period                  74,263.45      50,344.07
20,818.86
Total net assets                              628,661        331,948
171,532
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               28.39%        -19.97%         -
9.04%
Investment income ratio (3)                     1.13%          0.72%
0.43%


                                                 2003           2002
2001
AMERICAN CENTURY
VARIABLE PORTFOLIOS, INC.
VALUE SUBACCOUNT
Accumulation unit value                        $15.00         $11.72
$13.51
Prior year accumulation unit value             $11.72         $13.51
$12.07
Number of accumulation units
outstanding, end of period                 175,201.18     117,277.14
52,447.36
Total net assets                            2,627,805      1,374,280
708,660
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               28.00%        -13.27%
11.98%
Investment income ratio (3)                     0.91%          0.70%
0.38%


OPPENHEIMER
VARIABLE ACCOUNT FUNDS
MAIN STREET SUBACCOUNT
Accumulation unit value                         $8.22          $6.54
$8.11
Prior year accumulation unit value              $6.54          $8.11
$9.09
Number of accumulation units
outstanding, end of period                 257,063.98     179,392.17
81,118.59
Total net assets                            2,113,065      1,172,442
657,804
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               25.77%        -19.40%        -
10.83%
Investment income ratio (3)                     0.85%          0.63%
0.29%

GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value                         $9.25          $6.51
$8.43
Prior year accumulation unit value              $6.51          $8.43
$9.65
Number of accumulation units
outstanding, end of period                 140,029.16      98,765.84
42,195.71
Total net assets                            1,294,745        643,323
355,636
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               41.95%        -22.72%        -
12.70%
Investment income ratio (3)                     0.59%          0.46%
6.97%


FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
FOREIGN SECURITIES SUBACCOUNT
Accumulation unit value                        $12.42          $9.46
$11.71
Prior year accumulation unit value              $9.46         $11.71
$14.04
Number of accumulation units
outstanding, end of period                 203,734.89     157,900.30
123,312.15
Total net assets                            2,530,008      1,494,241
1,443,684
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               31.23%        -19.17%        -
16.62%
Investment income ratio (3)                     1.56%          1.63%
25.45%


NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
GUARDIAN SUBACCOUNT
Accumulation unit value                         $8.99          $6.87
$9.41
Prior year accumulation unit value              $6.87          $9.41
$9.63
Number of accumulation units
outstanding, end of period                 161,629.07      90,232.17
34,587.92
Total net assets                            1,452,538        620,065
325,587
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               30.78%        -27.00%         -
2.24%
Investment income ratio (3)                     1.01%          0.61%
0.20%


                                                 2003           2002
2001
ALGER AMERICAN FUND
LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value                         $8.14           $6.08
$9.28(6)
Prior year accumulation unit value              $6.08          $9.28            --
-
Number of accumulation units
outstanding, end of period                  25,014.88       8,872.20
1,266.45
Total net assets                              203,520         53,982
11,747
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               33.72%        -34.40%         -
7.24%(5)
Investment income ratio (3)                       ---           ---             --
-

MIDCAP GROWTH SUBACCOUNT
Accumulation unit value                         $9.96          $6.79
$9.71(6)
Prior year accumulation unit value              $6.79          $9.71            --
-
Number of accumulation units
outstanding, end of period                  65,371.54      19,064.29
6,180.84
Total net assets                              651,337        129,492
60,034
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               46.69%        -30.07%         -
2.87%(5)
Investment income ratio (3)                       ---            ---            --
-


SELIGMAN PORTFOLIOS, INC.
COMMUNICATIONS & INFORMATION SUBACCOUNT
Accumulation unit value                         $8.25          $5.77
$9.12(6)
Prior year accumulation unit value              $5.77          $9.12            --
-
Number of accumulation units
outstanding, end of period                  19,155.42       6,846.36
1,813.30
Total net assets                              158,048         39,508
16,533
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               42.98%        -36.71%         -
8.82%(5)
Investment income ratio (3)                       ---            ---            --
-

SMALL-CAP VALUE SUBACCOUNT
Accumulation unit value                        $15.07         $10.15
$12.11(6)
Prior year accumulation unit value             $10.15         $12.11            --
-
Number of accumulation units
outstanding, end of period                 112,338.95      57,862.49
6,950.93
Total net assets                            1,692,985        587,383
84,155
Expense ratio (1)                               0.75%          0.75%
0.75%
Total return (2)                               48.46%        -16.15%
21.07%(5)
Investment income ratio (3)                     0.87%            ---             -
--

UNIVERSAL INSTITUTIONAL FUNDS, INC
CORE PLUS FIXED INCOME SUBACCOUNT (4)
Accumulation unit value                        $10.19(4)
Prior year accumulation unit value                ---
Number of accumulation units
outstanding, end of period                   2,488.62
Total net assets                               25,362
Expense ratio (1)                               0.75%
Total return (2)                                1.91%(5)
Investment income ratio (3)                     0.01%


                                                 2003           2002
2001

UNIVERSAL INSTITUTIONAL FUNDS, INC
U.S. REAL ESTATE SUBACCOUNT (4)
Accumulation unit value                        $12.93(4)
Prior year accumulation unit value                ---
Number of accumulation units
outstanding, end of period                   6,779.84
Total net assets                               87,657
Expense ratio (1)                               0.75%
Total return (2)                               29.29%(5)
Investment income ratio (3)                      ---



(1) These amounts represent the annualized contract expenses of the separate account consisting primarily of mortality and expense charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of the dividends by the underlying fund in which the subaccounts invest.

(4) Commencement of operations was May 1, 2003, with a beginning accumulation unit value of $10.00.

(5) Returns presented are since inception.

(6) Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.

              Appendix D



Consolidated Financial Statements

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

YEARS ENDED DECEMBER 31, 2003 AND 2002 WITH REPORT OF INDEPENDENT AUDITORS

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

             CONSOLIDATED FINANCIAL STATEMENTS


          Years ended December 31, 2003 and 2002


                         CONTENTS

                                                      Page
Report of Independent Auditors. . . . . . . . . . . . . 1

Consolidated Balance Sheets . . . . . . . . . . . . . . 2

Consolidated Statements of Income . . . . . . . . . . . 3

Consolidated Statements of Changes in Equity. . . . . . 4

Consolidated Statements of Cash Flows . . . . . . . . . 5

Notes to Consolidated Financial Statements. . . . . . . 6


                 Report of Independent Auditors



To the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Union Central Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of Union Central Mortgage Funding, Inc (a wholly-owned subsidiary), which statements reflect 9.5% of total consolidated pre-tax income for the year ended December 31, 2003. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for Union Central Mortgage Funding, Inc., is based solely on the report of other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Union Central Life Insurance Company and subsidiaries at December 31, 2003 and 2002, and the consolidated results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.







February 6, 2004

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED BALANCE SHEETS
                       (in thousands)

                                                    December 31,
                                              --------------------
                                                 2003         2002
                                                 ----         ----
ASSETS
Investments:
Fixed maturities available-for-sale
 at fair value (amortized cost:
 2003 - $3,365,149 and 2002 - $3,263,558)     $3,448,932  $3,357,064
Other fixed maturities                            24,260      13,864
Equity securities available-for-sale
 at fair value (cost: 2003 - $59,810
 and 2002 - $33,781)                              63,077      36,270
Other equity securities                           13,803      15,861
Cash and short-term investments                    5,958     131,462
Other invested assets                             32,926      30,386
Mortgage loans held-for-investment               508,655     578,913
Mortgage loans held-for-sale                      18,875          --
Amounts receivable under repurchase agreement     36,457          --
Real estate                                       11,272      16,961
Policy loans                                     144,037     144,026
                                              ----------  ----------
   Total investments                           4,308,252   4,324,807

Accrued investment income                         46,126      45,263
Deferred policy acquisition costs                358,632     363,638
Property, plant and equipment, at cost,
 less accumulated depreciation
 (2003 - $86,040 and 2002 - $75,264)              41,904      48,222
Federal income tax recoverable                        --      13,859
Other assets                                     299,249     214,408
Separate account assets                        1,809,545   1,400,672
                                              ----------  ----------
Total assets                                  $6,863,708  $6,410,869
                                              ==========  ==========
LIABILITIES AND EQUITY
Policy liabilities:
Future policy benefits                        $4,003,852  $3,903,639
Deposit funds                                    119,116     120,230
Policy and contract claims                        37,126      26,963
Policyholders' dividends                           9,152       9,329
                                              ----------  ----------
   Total policy liabilities                    4,169,246   4,060,161
Deferred revenue                                  60,902      68,588
Other liabilities                                118,923     242,522
Federal income tax payable                           895          --
Deferred federal income tax liability              8,928       6,612
Surplus notes payable                             49,801      49,793
Obligation under repurchase agreement             36,257          --
Separate account liabilities                   1,809,545   1,400,672
                                              ----------  ----------
Total liabilities                              6,254,497   5,828,348

EQUITY
Policyholders' equity                            606,984     574,133
Accumulated other comprehensive income             2,227       8,388
                                              ----------  ----------
Total equity                                     609,211     582,521
                                              ----------  ----------
Total liabilities and equity                  $6,863,708  $6,410,869
                                              ==========  ==========

The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED BALANCE SHEETS
                       (in thousands)

                                                    December 31,
                                              --------------------
                                                 2003         2002
                                                 ----         ----
REVENUE
Insurance revenue:
Traditional insurance premiums                $ 117,285   $ 149,842
Universal life policy charges                    63,291      58,832
Annuities                                        31,854      27,143
Net investment income                           252,776     246,559
Net realized gains (losses)
 on investments                                  29,151     (42,233)
Fee income                                       24,885      22,120
Other                                             9,208      17,278
                                              ---------   ---------
Total revenue                                   528,450      479,541

BENEFITS AND EXPENSES
Benefits                                        112,058     141,357
Increase in reserves for
 future policy benefits                           4,942       7,993
Interest expense:
Universal life                                   72,754      76,437
Investment products                              77,885      79,359
Underwriting, acquisition and
 insurance expense                              198,169     202,566
Policyholders' dividends                         13,740      13,853
                                              ---------   ---------
Total benefits and expenses                     479,548     521,565
                                              ---------   ---------
Gain (loss) before federal income
 tax expense (benefit)                           48,902     (42,024)
Federal income tax expense (benefit)             16,051     (16,517)
                                              ---------   ---------
Net Income (Loss)                             $  32,851   $ (25,507)
                                              =========   =========

The accompanying notes are an integral part of the financial statements.
                                3

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED BALANCE SHEETS
                       (in thousands)

                                    Accumulated
                                      Other
                                   Comprehensive Policyholders'
                                   Income (Loss)    Equity       Total
                                   ------------- -------------  --------
Balance at January 1, 2002            $(20,020)    $599,640     $579,620
Net loss                                            (25,507)     (25,507)
Unrealized gains on securities,
net of tax and reclassification
adjustment                              35,287                    35,287
Minimum pension liability
adjustment                              (6,879)                   (6,879)
                                                                --------

Comprehensive income                                               2,901
                                      --------     --------     --------
Balance at December 31, 2002             8,388      574,133      582,521
                                      ========     ========     ========

Net gain                                             32,851       32,851
Unrealized losses on securities,
net of tax and reclassification
adjustment                              (3,090)                   (3,090)
Minimum pension liability
adjustment                              (3,071)                   (3,071)
                                                                --------
Comprehensive income                                              26,690
                                      --------     --------     --------
Balance at December 31, 2003          $  2,227     $606,984     $609,211
                                      ========     ========     ========

The accompanying notes are an integral part of the financial statements.
                                4

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED BALANCE SHEETS
                       (in thousands)

                                               Year ended December 31,
                                               -----------------------
                                                 2003         2002
                                                 ----         ----
OPERATING ACTIVITIES
Net income (loss)                             $   32,851   $  (25,507)
Adjustments to reconcile net income
 (loss) to net cash provided by
 operating activities:
Interest credited to investment products          77,885       79,359
Interest credited to universal life policies      72,754       76,437
Accrual of discounts on investments, net          10,441        2,135
Net realized (gains) losses on investments       (29,151)      42,233
Depreciation                                      10,580        7,189
Amortization of deferred policy
 acquisition costs                                69,019       65,170
Amortization of deferred revenue                 (10,558)     (20,685)
Policy acquisition cost deferred                 (59,823)     (67,598)
Revenue deferred                                   2,873       10,384
Deferred federal income tax
 expense (benefit)                                 5,701       (3,155)
Change in operating assets and liabilities:
Accrued investment income                           (863)      (1,117)
   Other assets                                  (84,841)     (57,565)
   Amounts receivable repurchase agreement       (36,457)          --
Policy liabilities                                 6,070       (4,120)
   Payable for securities                       (140,748)     135,881
   Obligation under repurchase agreement          36,257           --
Other items, net                                  (2,006)      (8,886)

Cash Provided (Used) by Operating Activities     (40,016)     230,155
                                              ----------   ----------
INVESTING ACTIVITIES
Costs of investments acquired                 (3,687,040)  (2,955,450)
Proceeds from sale, maturity or
 repayment of investments                      3,634,572    2,583,590
(Increase) decrease in policy loans                  (11)       2,162
Purchases of property and equipment, net          (4,355)      (7,059)
                                              ----------   ----------
Cash Used by Investing Activities                (56,834)    (376,757)
                                              ----------   ----------
FINANCING ACTIVITIES
Receipts from universal life and
 investment contracts                            654,871      824,479
Withdrawals from universal life and
 investment contracts                           (702,495)    (579,104)
Net proceeds from the issuance of
 line of credit debt                              18,970           --
                                              ----------   ----------
Cash Provided (Used) by Financing Activities     (28,654)     245,375
                                              ----------   ----------
Increase (decrease) in cash and
 short term investments                         (125,504)      98,773

Cash and short term investments
 at beginning of year                            131,462       32,689
                                              ----------   ----------
Cash and short term investments
 at end of year                               $    5,958   $  131,462
                                              ----------   ----------
Supplemental disclosure of
cash flow information:
 Cash refunded during the year for
 federal income taxes                         $    6,404   $    6,099

 Cash paid during the year for
 interest on surplus notes                    $    4,100   $    4,100

 Cash paid during the year for
 interest on line of credit                   $    1,069   $       --

The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Organization

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of The Union Central Life Insurance Company (Union Central) and the following subsidiaries: Summit Investment Partners, Inc., wholly-owned, a registered investment advisor; Carillon Investments, Inc., wholly-owned, a registered broker-dealer that offers investment products and related services through its registered representatives; Payday of America, LLC, wholly-owned, a payroll company; Family Enterprise Institute, Inc., wholly-owned, a national membership organization for family business owners; PRBA, Inc., wholly-owned, the holding company of a pension administration company; Summit Investment Partners, LLC, wholly-owned, a registered investment advisor and Union Central Mortgage Funding, Inc, a mortgage banking business. Fee based revenues of the consolidated subsidiaries was included in "Fee Income" in the Consolidated Statements of Income. The Company also consolidated the following mutual funds due to its level of ownership in these funds: the Summit Apex High Yield Bond Fund; the Summit Apex TSI Fund; the Summit Pinnacle Lehman Aggregate Bond Index Portfolio and the Summit Apex EAFE International Index Fund. The consolidated company will be referred to as "the Company". The holdings of the consolidated Summit mutual funds are reported at fair value in "Other fixed maturities" and "Other equity securities" in the Balance Sheets. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements. In addition, Summit Mutual Funds, Inc., a registered investment company, is an investment affiliate of Union Central.

In 2002, the Company established Union Central Mortgage Funding,
Inc., a wholly-owned consolidated subsidiary, which was formed to originate, sell and service commercial mortgage loans.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and management of funds accumulated for preretirement and retirement needs.

The Company is licensed to do business in all 50 states.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Investments

Fixed maturity and equity securities classified as available-for-sale are carried at fair value with net unrealized gains and losses reported as other comprehensive income or loss. Other fixed maturity and equity securities represent the underlying assets of consolidated mutual funds and are carried at fair value with changes in fair value recorded in net investment income.

Other investments are reported on the following bases:

    o Mortgage loans on real estate are carried at their aggregate unpaid balance less unamortized discount or plus unamortized premium and less an allowance for possible losses. Mortgage loans held for sale are mortgages the Company intends to sell. Mortgage loans held for sale are stated at lower of aggregate cost or market. The amount by which cost exceeds market value, if any, is accounted for as a valuation allowance. Changes in the valuation allowance are included in the determination of net income in the period of change.
    o Real estate acquired through foreclosure is carried at the lower of cost or its net realizable value.
    o  Policy loans are reported at unpaid balances.
    o Cash and short-term investments consist of cash-in-bank, cash-in-transit and commercial paper that has a maturity date of 90 days or less from the date acquired.

The Company's carrying values of investments in limited partnerships are adjusted to reflect the GAAP earnings of the investments underlying the limited partnership portfolios.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


The fair values of fixed maturity and equity securities represent quoted market values from published sources or calculated market values using the "yield method" if no quoted market values are obtainable.

Realized gains and losses on sales of investments are recognized on a specific identification basis. Realized losses due to the recognition of declines in the value of investments judged to be other-than-temporary are recognized on a specific identification basis.

Interest is not accrued on mortgage loans or bonds for which principal or interest payments are determined to be uncollectible.

The Company enters into repurchase agreements to economically hedge the interest rate risk associated with funded mortgage loans held for sale that have not yet been sold. Based on the terms of the repurchase agreements, the transactions are considered collateralized loans in accordance with Statement of Financial Accounting Standard No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities".
 The Company had $35,250,000 in outstanding repurchase agreements at December 31, 2003. As the Company sold the collateral that was pledged to the Company, a liability has been recognized in "Obligation under repurchase agreement" in the Consolidated Balance Sheets to reflect the obligation to return the collateral.
 Also, the Company recognized a receivable representing the cash it lended under the terms of the repurchase agreement, which totaled $35,450,000 as of December 31, 2003 and is reflected in "Amounts receivable under repurchase agreement" in the Consolidated Balance Sheet.

The Company purchases and sells call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire monthly until December 31, 2004. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the sold index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA-or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options of $6,652,000 at December 31, 2003.

The call options are carried at their fair value, and are reflected in "Other invested assets" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts are adjusted based on the market value of the call options, and are reflected in "Deposit funds" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts were adjusted based on the returns in Standard & Poor's 500 Stock Index, and were reflected in "Deposit funds" in the Consolidated Balance Sheets. The notional amount of the call options at December 31, 2003 and 2002 was $31,128,000 and $44,077,000, respectively.

In 2003, the Company entered into interest rate swap agreements with a notional value of $125,000,000 with Morgan Stanley and Bank One. The purpose of the interest rate swap agreements was to hedge interest rate risk associated with specifically identified bonds within the Company's investment portfolio. The interest rate swap agreements were categorized as and met the criteria of effective fair value hedges. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps was to offset any change in value of the bonds due to market interest rate fluctuations. The Company is exposed to credit-related losses in the event of nonperformance by the counter-parties to the interest rate swaps. To minimize this risk, the Company only enters into private contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the interest rate swaps of $317,000 at December 31, 2003. The Company is required to make semi-annual interest payments based on the fixed rate inherent in the interest rate swaps. Settlement of gain or loss under the interest rate swaps occurs upon termination. The financing cost of the interest rate swaps excluded from the assessment of hedge effectiveness as of December 31, 2003 totaled $592,000 and was recorded in "Net investment income" in the Consolidated Statements of Income.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


The change in value of the interest rate swaps was accounted for consistently with the hedged bonds. During 2003, $85,000,000 of the notional value of the interest rate swap agreements was terminated, leaving a notional value of $40,000,000 as of December 31, 2003. A gain of $603,000 was realized upon the terminations of the $85,000,000 of notional value.

The Company enters into one-month swap agreements with Deutsche Bank and Morgan Stanley to hedge the change in value of a portion of its investments in certain Summit Mutual Fund, Inc. mutual funds. (See Note 2 for further detail of the Company's investments in these funds.) The notional amount of the swap agreements is set based on the amount of the Company's investments in the mutual funds that it determines to hedge. Under the swap agreements, the Company pays or receives the total return of the associated indexes during the term of the swap agreements, and receives interest income on the notional amount of the swap agreements that approximates prevailing short-term rates. The Company records the change in value of its swap agreements and investments in the unconsolidated hedged Summit mutual funds in earnings. The swap agreements were designated and qualified as fair value hedges.

For the years ended December 31, 2003 and 2002, the swap agreements offset unrealized losses of $0 and $3,449,000, respectively, and realized gains (losses) of $2,138,000 and ($7,919,000), respectively, that the Company incurred in the hedged mutual funds. No swap agreements related to the Summit
Mutual Fund, Inc. mutual funds were outstanding as of December 31, 2003.

In 2002, the Company entered into interest rate swap agreements with a notional value of $200,000,000 with Deutsche Bank and Morgan Stanley. The purpose of the interest rate swap agreements was to hedge interest rate risk associated with a pool of commercial mortgage loans that the Company had agreed to sell to Morgan Stanley. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps was to offset any change in value due to market interest rate fluctuations of the pool of commercial mortgage loans prior to the sale to Morgan Stanley. The interest rate swaps were terminated upon the closing of the sale of the mortgage loans to Morgan Stanley. A loss of $5,980,000 was incurred on the swap agreements. The loss was combined with the gain on the sale of the commercial mortgage loans to Morgan Stanley. The interest rate swap agreements were designated as and qualified as fair value hedges.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. Deferred policy acquisition costs are amortized consistent with the methods described in "Policy Liabilities, Revenues, Benefits and Expenses". Amortization of deferred policy acquisition costs totaled $69,019,000 and $65,170,000 for the years ended December 31, 2003 and 2002, respectively, and were included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities. Adjustments decreasing deferred policy acquisition costs related to unrealized gains and losses totaled $40,765,000 and $44,955,000 at 2003 and 2002, respectively.

In 2003 and 2002, the Company revised its estimates of future gross profits, and as a result amortization of deferred policy acquisition costs included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income increased $2,563,000 and $20,807,000 for the years ended 2003 and 2002, respectively.

Property, Plant and Equipment

Property, plant and equipment is valued at historical cost less accumulated depreciation in the Consolidated Balance Sheets. It consists primarily of Union Central's home office, furniture and fixtures and electronic data processing equipment.

Depreciation is computed with the straight-line method over the estimated useful lives of the respective assets, not to exceed 10 years for office furniture and 3 years for electronic data processing equipment. Depreciation is computed for leasehold improvements with the straight-line method over the shorter of the remaining lease term or useful life of the improvements.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

Capitalization of Software Costs

Software development costs of $3,352,000 and $4,782,000 were capitalized in 2003 and 2002, respectively. Amortization expense of $5,283,000 and $3,598,000, respectively, was recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income in 2003 and 2002. Depreciation is computed with the straight-line method over the estimated useful life of the software, not to exceed 5 years.

Deposit Funds

The liability for deposit funds is generally established at the policyholders' accumulated cash values plus amounts provided for guaranteed interest.

Policy Claim Reserves

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred. In addition, a claim adjustment expense reserve is held to account for the expenses associated with administering these claims. The reserves for unpaid claims are estimated using individual case basis valuations and statistical analyses. The claim adjustment expense reserve is estimated using statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency. Although some variability is inherent in such estimates, management believes that the reserves for claims and claim related expenses are adequate. The estimates are reviewed and adjusted as experience develops or new information becomes known and such adjustments are included in current operations.

Dividends to Policyholders

The Company's dividend liability is the amount estimated to have accrued to policyholders' as of each year-end. Insurance in force receiving dividends accounted for 5.63% and 4.54% of total insurance in force at December 31, 2003 and 2002, respectively.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided by the Company) represent funds that are separately administered for the individual annuity, group annuity and variable universal life lines of business, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account investments are carried at market value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Union Central derives certain fees for maintaining and managing the separate accounts, but bears no investment risk on these assets, except to the extent that it participates in a particular separate account.

Policy Liabilities, Revenues, Benefits and Expenses

Traditional Insurance Products

Traditional insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, term insurance policies and disability income policies. Premiums for traditional products are recognized as revenue when due.

The liability for future policy benefits for participating traditional life is computed using a net level premium method and the guaranteed mortality and dividend fund interest. The mortality and interest assumptions are equivalent to statutory assumptions. The liabilities for future policy benefits and expenses for nonparticipating traditional life policies and disability income policies are generally computed using a net level premium method and assumptions for investment yields, morbidity, and withdrawals based principally on experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for participating traditional life reserves for all policies ranged from 2.3% to 6.0% for the years ended 2003 and 2002.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

The costs of acquiring new traditional business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such non-participating deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed the premium paying lifetime of the policies using assumptions consistent with those used to develop policy benefit reserves. For participating life insurance products, deferred policy acquisition costs are amortized in proportion to estimated gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, policyholder dividends, and the increase in reserves for future policy benefits. The future investment yields are assumed to range from 6.1% to 8.3% and from 7.0% to 8.2% for the years ended 2003 and 2002, respectively. Changes in dividend payouts are assumed with changes in yields.

Universal Life and Other Interest Sensitive Products

Interest sensitive products include universal life, single premium whole life and annuity products. They are distinguished by the existence of a separately definable fund that is credited with interest and from which any policy charges are taken. Revenues for these products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges that have been assessed against policyholder account balances during the period.

Benefit reserves for universal life and other interest sensitive products are computed in accordance with the retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to account balances.
 Interest crediting rates ranged from 4.5% to 6.5% and from 4.5% to 8.0% for the years ended 2003 and 2002, respectively.

The cost of acquiring universal life and other interest sensitive products, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs for universal life and other interest sensitive products are amortized over the life of the policies in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

Amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as unearned revenue and recognized in income over the life of the policies, using the same assumptions and factors as are used to amortize deferred acquisition costs. These charges consist of policy fees and premium loads that are larger in the initial policy years than they are in the later policy years. Amortization of unearned revenue totaled $10,558,000 and $20,685,000 for the years ended December 31, 2003 and 2002, respectively, and was included in "Universal life policy charges" in the Consolidated Statements of Income.

In 2003 and 2002, the Company revised its estimates of future gross profits, and as a result amortization of unearned revenue included in "Universal life policy charges" in the Consolidated Statements of Income was increased by $3,161,000 and $5,168,000 for the years ended 2003 and 2002, respectively.

Group Products

Group products consist primarily of group life insurance, and group long and short term disability income products. Premiums for group insurance products are recognized as revenue when due.

The liabilities for future policy benefits and expenses for group life and disability income products are computed using statutory methods and assumptions, which approximate net level premium reserves using assumptions for investment yields, mortality, and withdrawals based principally on company experience projected at the time of policy issue, with provisions for possible adverse deviations. Interest assumptions are based on assumed investment yields that ranged from 7.5% to 8.3% for the years ended 2003 and 2002.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


The costs of acquiring new group life and disability income business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed ten years.

Pension Products

Pension products include deferred annuities and payout annuities. Revenues for the deferred annuity products consist of investment income on policy funds, mortality and expense charges, contract administration fees, and surrender charges that have been assessed against policyholder account balances. Expenses for deferred annuity products include the interest credited on policy funds and expenses incurred in the administration and maintenance of the contracts. For payout annuities, premiums are recognized as revenue when due while expenses exclude the interest credited on policy funds.

Benefit reserves for the deferred annuity contracts represent the policy account balances before applicable surrender charges. Interest assumptions on payout annuities are based on assumed investment yields that ranged from 2.0% to 8.0% for the years ended 2003 and 2002.

Commissions and other related costs of acquiring annuity contracts that vary with and are primarily related to the production of new and renewal business are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs are amortized over the life of the contracts in direct proportion to the present value of expected gross profits from surrender charges and investment and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains or losses) to be realized on a group of contracts are revised.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of reinsured amounts.

Federal Income Taxes

The Company accounts for income taxes using the liability method for financial accounting and reporting of income taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying the applicable tax rate to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

Reclassifications

Previously reported amounts for 2002 have in some instances been reclassified to conform to the 2003 presentation.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

NOTE 2 - INVESTMENTS

Available-for-sale securities are summarized as follows:

                                Cost or       Gross      Gross
                               Amortized   Unrealized  Unrealized    Fair
                                  Cost        Gains     (Losses)     Value
                               ----------  ----------  ---------  ----------
                                           (in thousands)
December 31, 2003:
U.S. treasury securities
 and obligations of U.S.
 government corporations
 and agencies                  $   40,314  $      354   $     --  $   40,668
Corporate securities and other  2,045,679      97,063    (11,937)  2,130,805
Mortgage-backed securities,
collateralized mortgage
 obligations and other
 structured securities          1,279,156      16,882    (18,579)  1,277,459
                               ----------  ----------  ---------  ----------
      Subtotal                  3,365,149     114,299    (30,516)  3,448,932

Equity securities                  59,810       3,616       (349)     63,077
                               ----------  ----------  ---------  ----------
Total                          $3,424,959  $  117,915  $ (30,865  $3,512,009
                               ==========  ==========  =========  ==========

                                Cost or       Gross      Gross
                               Amortized   Unrealized  Unrealized    Fair
                                  Cost        Gains     (Losses)     Value
                               ----------  ----------  ---------  ----------
                                           (in thousands)
December 31, 2002:
U.S. treasury securities
 and obligations of U.S.
 government corporations
and agencies                   $   26,936   $     468   $    (14) $   27,390
Corporate securities and other  1,803,377     101,909    (44,532)  1,860,754
Mortgage-backed securities,
collateralized mortgage
 obligations and other
 structured securities          1,433,245      43,937     (8,262)  1,468,920
                               ----------  ----------  ---------  ----------
Subtotal                        3,263,558     146,314    (52,808)  3,357,064

Equity securities                  33,781       2,688       (199)     36,270
                               ----------  ----------  ---------  ----------
Total                          $3,297,339  $  149,002  $ (53,007) $3,393,334
                               ----------  ----------  ---------  ----------

Fixed maturity available-for-sale securities, at December 31, 2003, are summarized by stated maturity as follows:

                                           Amortized     Fair
                                             Cost        Value
                                          ----------  ----------
                                              (in thousands)
Due in one year or less                   $   34,982  $   35,779
Due after one year through five years        338,997     365,059
Due after five years through ten years       904,244     947,505
Due after ten years                          603,375     613,340
                                          ----------  ----------
Subtotal                                   1,881,598   1,961,683

Mortgage-backed securities                 1,279,250   1,277,559
Other securities with
 multiple repayment dates                    204,301     209,690
                                          ----------  ----------
Total                                     $3,365,149  $3,448,932
                                          ==========  ==========

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

Significant components of the unrealized gain on available-for-sale securities included in "Accumulated other comprehensive income" in the accompanying Consolidated Balance Sheets are as follows:

                                         Year Ended December 31,
                                           2003       2002
                                             (in thousands)
Gross unrealized gain on
 available-for-sale securities             $87,050    $95,995
Amortization of deferred
 policy acquisition costs                  (40,765)   (44,955)
Deferred tax liability                     (16,199)   (17,864)
                                          --------   --------
Net unrealized gain on available-
for-sale securities                       $ 30,086   $ 33,176
                                          ========   ========

A summary of available-for-sale investments with unrealized losses as of December 31, 2003 along with the related fair value, aggregated by the length of time that investments have been in a continuous loss position, is as follows (in thousands):

                                    Less than
                                  Twelve Months
                            ------------------------
                                             Gross
                              Fair        Unrealized
                              Value         Losses
                            --------      --------
Fixed maturity securities   $905,114      $(22,451)
Equity securities                 74            (4)
                            --------      --------
Total                       $905,188      $(22,455)
                            ========      ========
                                 Twelve Months
                                   or More
                            ------------------------
                                             Gross
                              Fair        Unrealized
                              Value         Losses
                            --------      --------
Fixed maturity securities   $107,960      $(8,065)
Equity securities                347         (345)
                            --------      -------
Total                       $108,307      $(8,410)
                            ========      =======

                                      Total
                            ------------------------
                                             Gross
                              Fair        Unrealized
                              Value         Losses
                            --------      --------

Fixed maturity securities   $1,013,074    $(30,516)
Equity securities                  421        (349)
                            ----------    --------
Total                       $1,013,495    $(30,865)
                            ==========    ========


The unrealized losses reported above were primarily caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value that were due in part to credit-related considerations. Upon review of the economic circumstances underlying these securities, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on available-for-sale investments represent an other-than-temporary impairment as of December 31, 2003.

See Note 9 for discussion of the methods and assumptions used by the Company in estimating the fair values of available-for-sale securities.

Investments in bonds on deposit with state insurance departments to satisfy regulatory requirements are carried at fair value and totaled $3,498,000 and $3,169,000, at December 31, 2003 and 2002,
respectively.

Proceeds, gross realized gains, and gross realized losses from the sales and maturities of available-for-sale securities follows:

                          Year Ended December 31,
                        --------------------------
                          2003              2002
                              (in thousands)
Proceeds                $1,672,631      $1,013,004
Gross realized gains        42,803          42,803
Gross realized losses       27,299          37,792

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

A summary of the characteristics of the Company's mortgage portfolio follows:

                               December 31, 2003    December 31, 2002
                               ------------------   ------------------
                                       Percent of           Percent of
                               Carrying Carrying    Carrying Carrying
                                Amount   Amount      Amount   Amount
                                ------   ------      ------   ------
                                         (in thousands)
Region
New England and Mid-Atlantic   $ 31,354    5.9%     $ 34,187    5.9%
South Atlantic                   97,729   18.5       105,325   18.2
North Central                   102,051   19.3       109,163   18.9
South Central                    46,731    8.9        60,907   10.5
Mountain                        116,438   22.1       121,000   20.9
Pacific                         133,227   25.3       148,331   25.6
                               --------  ------     --------  ------
Total                          $527,530  100.0%     $578,913  100.0%
                               ========  =====      ========  =====
Property Type
Apartment and residential      $ 35,805    6.8%     $ 44,045    7.6%
Warehouses and industrial       110,005   20.8       119,518   20.6
Retail and shopping center      178,328   33.8       195,650   33.8
Office                          149,666   28.4       159,519   27.6
Other                            53,726   10.2        60,181   10.4

Total                          $527,530  100.0%     $578,913  100.0%
                               ========  =====      ========  =====

In 2002, the Company sold commercial mortgage loans with a book value of $186,686,000 to Morgan Stanley. A pre-tax realized gain of $15,857,000 (net of the loss of $5,980,000 on interest rate swaps used to hedge interest rate risk associated with the mortgage loans) was recorded on the transaction. Relative to the sale, the Company has agreed to repurchase mortgage loans which are secured by properties that do not have terrorism insurance in place, in the event the properties are subjected to a terrorist attack resulting in a loss. As of December 31, 2003, the maximum potential exposure to the Company is $4,800,000. It is management's opinion that the probability of loss related to this commitment is remote due to the nature and location of the properties.

During 2002 the Company recognized realized gains of $37,000 that were recorded in "Net realized gains (losses) on investments" in the Consolidated Statements of Income resulting from sales of mortgage loans to third parties. The realized gains represented the present value of compensation related to the mortgage loan sales that Union Central will receive over the life of the mortgage loans sold. Also, at December 31, 2003 and 2002, respectively, an interest-only strip asset of $2,095,000 and $2,577,000 was recorded in "Other invested assets" in the Consolidated Balance Sheets. Amortization expense of $482,000 and $669,000 was recorded in "Net investment income" in the Consolidated Statements of Income for the years ended December 31, 2003 and 2002, respectively.

The Company has a $77 million warehouse finance facility from a bank, which provides warehouse financing on an as offered basis. This facility bears interest at prime (4.00% at December 31, 2003) and LIBOR (1.12% at December 31, 2003) plus 1.00%. $18,970,000 was outstanding under this facility at December 31, 2003, and was recorded in "Other liabilities" in the Consolidated Balance Sheets. Outstanding borrowings on the Company's warehouse finance facilities are collateralized by commercial mortgage loans held for sale. Upon the sale of these loans the borrowings under the facility are repaid.

Real estate consists of investment real estate under lease and foreclosed real estate. The investment real estate under lease is depreciated over 40 years. The cost of the property totaled $1,754,000 and $1,844,000 at December 31, 2003 and 2002,
respectively, and accumulated depreciation totaled $1,408,000 at December 31, 2003 and 2002. The book value of foreclosed real estate was $10,926,000 and $16,525,000 at December 31, 2003 and
2002, respectively.

In 2000, the Company commenced the development of a 123-acre business park (the Park), which included the installation of infrastructure and a roadway. To fund the cost of the infrastructure and roadway, the municipality in which the Park is located issued $2,800,000 of municipal bonds. The municipal bonds will be paid off through tax increment financing (TIF). TIF is an economic development tool that allows a local government to use increases in real property tax revenues to finance public

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

infrastructure improvements. Thus, the development of the Park will result in increased real property tax revenues, which will be directed to pay off the municipal bonds. If increases in real property tax revenues from the Park are not sufficient to service the municipal bonds, the Company must fund any shortage. The maximum estimated potential exposure to the Company is $2,800,000. Based upon current projections, the Company anticipates the increased property tax revenues will be sufficient to fully service the municipal bonds.

NOTE 3 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. Reinsurance ceded is recorded in "Other assets" in the Consolidated Balance Sheets. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances would be established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. No losses are anticipated, and, based on management's evaluation; there are no concentrations of credit risk at December 31, 2003 and 2002. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $1,000,000 on any one life or $4,000 per month disability risk and reinsures the balance.

Reinsurance transactions with other insurance companies for the years ended December 31, 2003 and 2002 are summarized as follows:

                                        December 31, 2003
                          -------------------------------------------------
                            Direct     Assumed      (Ceded)        Net
                            ------     -------      -------        ---
                                          (in thousands)
Life insurance in force   $31,353,542  $141,861  $(17,636,047)  $13,859,356
                          ===========  ========  ============   ===========
Premiums and other
considerations:
Traditional insurance
 premiums and
 universal life           $   347,834  $  5,888  $   (173,146)  $   180,576
Annuity                        31,854        --            --        31,854
                          -----------  --------  ------------   -----------
Total                     $   379,688  $  5,888  $   (173,146)  $   212,430
                          ===========  ========  ============   ===========
                                        December 31, 2002
                          -------------------------------------------------
                            Direct     Assumed      (Ceded)        Net
                            ------     -------      -------        ---
                                          (in thousands)
Life insurance in force   $42,892,027  $162,983  $(16,327,572)  $26,727,438
                          ===========  ========  ============   ===========
Premiums and other
considerations:
Traditional insurance
 premiums and
 universal life           $   275,453  $  6,257  $    (73,036)  $   208,674
Annuity                        27,143        --            --        27,143
                          -----------  --------  ------------   -----------
Total                     $   302,596  $  6,257  $    (73,036)  $   235,817
                          ===========  ========  ============   ===========

Benefits paid or provided were reduced by $21,521,000 and $7,165,000 at December 31, 2003 and 2002, respectively, for estimated recoveries under reinsurance treaties.

The Company nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company has not entered into any

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits.

NOTE 4 - FEDERAL INCOME TAX

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

                                         December 31,
                                       2003        2002
                                     --------    --------
                                        (in thousands)
Deferred tax liabilities:
 Deferred policy acquisition costs   $141,452    $144,670
 Unrealized gains - FAS 115            16,199      17,864
 Capitalization of software             5,245       6,682
 Other                                    231         559
                                     --------    --------
   Total deferred tax liabilities     163,127     169,775
                                     --------    --------
Deferred tax assets:
 Policyholders' dividends               1,611       1,653
 Future policy benefits                73,501      73,604
 Basis differences on investments      20,405      28,900
 Premium - based DAC adjustment        37,308      36,922
 Retirement plan accruals              17,474      14,746
 Investment income differences            787       3,783
 Other                                  3,113       3,555
                                     --------    --------
   Total deferred tax assets          154,199     163,163
                                     --------    --------
   Net deferred tax liabilities      $  8,928    $  6,612
                                     ========    ========

Significant components of the provision for income tax expense/(benefit) attributable to continuing operations are as follows:

                                         December 31,
                                       2003        2002
                                     --------    --------
                                        (in thousands)
Current                              $ 10,350    $(13,362)
Deferred                                5,701      (3,155)
                                     --------    --------
Total                                $ 16,051    $(16,517)
                                     ========    ========

Federal income tax expense is calculated based on applying the statutory corporate tax rate to taxable income, and adjusting this amount for permanent differences between deductions allowed for financial statement purposes versus federal income tax purposes. Significant differences are due to adjustments to prior years' tax liabilities.

NOTE 5 - COMMITMENTS AND CONTINGENT LIABILITIES

Leases

The Company leases office space for various field agency offices with lease terms that vary in duration from 1 to 15 years. Some of these leases include escalation clauses that vary with levels of operating expense. Rental expense under these operating leases totaled $2,713,000 and $2,849,000 in 2003 and 2002, respectively.
The Company also leases furniture and equipment under operating leases, which expired in 2002. Rental expense under these leases included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income totaled $121,000 and $104,000 in 2003 and 2002, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

At December 31, 2003, the future minimum lease payments for all noncancelable operating leases are as follows:

   Year        Amount
           (in thousands)
      2004    $ 2,727
      2005      2,190
      2006      1,783
      2007        694
      2008        569
After 2008      2,243
              -------
     Total    $10,206
              =======

Other Commitments

At December 31, 2002, the Company had outstanding agreements to fund mortgages totaling $32,540,000 in early 2004. In addition, the Company has committed to invest $13,904,000 in equity-type limited partnerships during the years 2004 to 2011. These transactions are in the normal course of business for the Company.

Litigation

In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

Guaranty Fund Assessments

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance is expected to result in an increase in assessments by state guaranty funds, or voluntary payments by solvent insurance companies, to fund policyholder losses or liabilities of insurance companies that become insolvent. These assessments may, in certain instances, be offset against future premium taxes. For 2003 and 2002, the charge to operations related to these assessments was not significant. The estimated liability of $860,000 and $880,000 at December 31, 2003 and 2002, respectively, was based on data provided by the National Organization of Life and Health Insurance Guaranty Associations and was included in "Other liabilities" in the Consolidated Balance Sheets.

NOTE 6 - STATUTORY SURPLUS AS REPORTED TO REGULATORY AUTHORITIES

Union Central files statutory-basis financial statements with regulatory authorities. Union Central's statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of Ohio, Union Central's state of domicile. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner. Surplus as reflected in the statutory-basis financial statements was as follows:

                     Year ended December 31,
                     -----------------------
                        2003       2002
                       ------     ------
                         (in thousands)
Capital and surplus   $311,308   $270,979

                            17

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - EMPLOYEE BENEFITS

The Company has defined benefit plans covering substantially all of its employees. Benefits of the plans are based on the average of the employees' compensation over their career. The Company's funding policy is determined according to regulations as specified by ERISA and subsequent amendments. The contributions totaled $4,855,000 and $20,157,000 in 2003 and 2002, respectively. The
Company's net periodic pension cost was $7,221,000 and $7,471,000 for the years ended December 31, 2003 and 2002, respectively. Benefits paid in 2003 and 2002 were $6,354,000 and $5,792,000, respectively. Plan assets are primarily composed of mutual funds and unallocated insurance contracts. At December 31, 2003 and 2002, $91,409,000 and $94,745,000, respectively, was invested in affiliated mutual funds.

The measurement date for the Company's pension benefits was December 31. A table setting forth the funded status and the pension liability included in the Consolidated Balance Sheets follows:

                                    2003       2002
                                   ------     ------
                                      (in thousands)
Actuarial present value
of benefits obligations:
Accumulated benefit obligation,
 including vested benefits of
 $125,854 and $111,406 for 2003
 and 2002, respectively            $128,666   $114,740
                                   ========   ========
Projected benefit obligation       $130,603   $116,837
Plan assets at fair value           113,692     94,745
                                   --------   --------
Projected benefit obligation
 higher than plan assets           $ 16,911   $ 22,092
                                   ========   ========
Pension liability included
 in "Other liabilities"
 at end of year                    $ 14,975   $ 19,996

Also, $3,071,000 and $6,879,000 (net of tax) was charged directly to policyholders' equity in 2003 and 2002, respectively, as a result of recognizing an additional minimum pension liability adjustment under Statement of Financial Accounting Standard No. 87, "Employers' Accounting for Pensions", and was included in "Minimum pension liability adjustment" in the Consolidated Statements of Equity. The additional minimum pension liability adjustment as of December 31, 2002 was reduced by $7,872,000 (net of tax) due to the establishment of an intangible asset. During 2003, the Company determined that the intangible asset should not have been recorded in 2002. The intangible asset recorded in 2002 was appropriately eliminated from the Consolidated Balance Sheets and the calculation of the additional minimum liability in 2003.

The unfunded accumulated benefit obligation (ABO) will vary from year to year as changes in the market value of the plans' assets differs from changes in the ABO. The ABO varies from year to year as the rate used to discount future pension benefits related to the past service of plan participants changes. The discount rate at each valuation date reflects available rates on high quality fixed income investments. The investment strategy for the plans' assets is designed to achieve somewhat higher yields over the long term than would be achieved by investing entirely in high quality fixed income investments. Therefore, the market value of the plans' assets and the ABO do not change in the same amount from year to year. The Company believes that its current funding policy will be adequate to meet all future plan obligations over the long term.

                                   2003    2002
                                   ----    ----
Assumptions used to determine
the status of the plans were:
 Discount rate                     6.50%   7.00%
 Rate of increase in future
   compensation levels             3.00%   3.50%
 Expected long-term rate of
   return on assets                8.50%   8.50%

The Company has contributory savings plans for employees meeting certain service requirements that qualify under Section 401(k) of the Internal Revenue Code. These plans allow eligible employees to contribute up to certain prescribed limits of their pre-tax compensation. The Company will match 50% of the first 6% of participants' contributions for the Employee Saving Plan and 50% of the first 6% of participants' contributions for the Agents Savings Plan. The Company's matching contributions to these Plans were $1,820,000 and $1,964,000 for 2003 and 2002, respectively.
The value of the Plans' assets were $83,287,000 and $65,807,000 at December 31, 2003 and 2002, respectively. The assets are held in

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

the Company's deposit fund or under the variable accounts of a group annuity policy sponsored by the Company. At December 31, 2003 and 2002, $28,994,000 and $23,733,000, respectively, was invested in affiliated mutual funds.

NOTE 8 - POSTRETIREMENT BENEFITS

The Company provides certain health care and life insurance benefits for its eligible retired employees (the "Plan").
Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

The measurement date for Other Postretirement Benefits was October
1. Information related to the postretirement benefits follows:

                                      2003        2002
                                      ----        ----
                                       (in thousands)
Net periodic postretirement costs   $ 2,705     $ 1,343
Cash benefits paid                    1,398       1,191
Employer contributions                2,400       2,177
Participant contributions               242         220

A summary of the accrued postretirement liability included in "Other liabilities" in the Consolidated Balance Sheet as determined by the Plan's actuaries follows:

                                      2003        2002
                                      ----        ----
                                       (in thousands)
Postretirement benefit obligation   $23,355     $19,861
Fair value of plan assets             8,131       5,835
                                    -------      -------
Unfunded status                      15,224      14,026
Unrecognized prior service cost        (637)         --
Unrecognized net gain                   756        1,012
                                    -------      -------
Accrued postretirement liability    $15,343      $15,038
                                    =======      =======

Plan assets are primarily composed of mutual funds and common stocks. At December 31, 2003 and 2002, $1,651,000 and $1,352,000,
respectively, was invested in affiliated mutual funds. The discount rate used in determining the accumulated postretirement benefit obligation was 6.50% and 7.00% at December 31, 2003 and 2002 respectively. The long-term rate of return on assets was 8.50% for 2003 and 2002.

On January 12, 2004, the FASB issued FASB Staff Position (FSP) FAS106-1, regarding the accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003
(MMA). The FSP allows companies an opportunity to assess the effect of MMA on their retirement-related benefit costs and obligations and reflect the effects in the 2003 financial statements, pursuant to Statement of Financial Accounting Standard No. 106, "Employer's Accounting for Postretirement Benefits Other Than Pensions". Companies are also permitted to defer accounting for the effects of MMA until authoritative guidance is issued.
 The Company has elected to defer accounting for the effects of MMA, in accordance with the FSP. As a result, the postretirement benefit obligation and net periodic postretirement costs presented above do not reflect the effects of MMA on the Plan. Specific authoritative guidance on the accounting for the federal subsidy, one of the provisions of MMA, is pending and that guidance, when issued, could require us to change previously reported information.

A one percentage point increase in the health care cost trend rate in each year would not materially impact the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 2003.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

NOTE 9 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:
Cash and short-term investments: The carrying amounts reported in the Consolidated Balance Sheets for these instruments approximate their fair values.

Investment securities: Fair values for bonds are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent securities broker dealers or quoted market prices of comparable instruments. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in "Equity securities available-for-sale at fair value", "Other fixed maturities" and "Other equity securities" in the Consolidated Balance Sheets. The fair values for limited partnerships are based on the quoted market prices of the investments underlying the limited partnership portfolios.

Mortgage loans: The fair values for commercial mortgages in good standing are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties.

Warehouse Finance Facility:    The warehouse finance facility is
offered on an as offered basis with interest at market interest rates, and therefore, the carrying value of the warehouse finance facility is a reasonable estimation of fair value.

Policy loans: Management is unable to ascertain the estimated life of the policy loan portfolio. Due to the excessive costs that would be incurred to determine this information, management considers the estimation of its fair value to be impracticable. The nature of a policy loan insures that the outstanding loan balance will be fully recoverable because the balance owed to the Company is always equal to or lower than the cash value of the insurance policy owed to the policyholder. Policy loans are stated at their aggregate unpaid balance in the Consolidated Balance Sheets.

Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Surplus notes: Fair value for the Company's surplus notes liability was estimated using a discounted cash flow calculation based on current interest rates consistent with the maturity of the surplus notes.

The carrying amounts and fair values of the Company's mortgage loans are as follows:

                 December 31, 2003     December 31, 2002
                 -----------------     -----------------
                 Carrying    Fair      Carrying    Fair
                  Amount     Value      Amount     Value
                               (in thousands)
Mortgage loans   $527,530   $571,359   $578,913   $630,440

                               20

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts are as follows:

                           December 31, 2003     December 31, 2002
                          ------------------    ------------------
                          Carrying     Fair     Carrying     Fair
                            Amount     Value      Amount     Value
                          --------   --------   --------   --------
                                        (in thousands)
Direct access             $ 63,208   $ 63,208   $ 65,164   $ 65,164
Traditional annuities       34,896     38,838     34,576      38,693
Supplementary contracts     10,919     11,073     10,229     10,368
GPA not involving life         719        785        867        941
Dividends accumulations      5,846      5,846      6,210      6,210
Premium deposit funds          664        664        626        626
                          --------   --------   --------   --------
Total                     $116,252   $120,414   $117,672   $122,002
                          ========   ========   ========   ========

The carrying amounts and fair values of the Company's liability for surplus notes is as follows:

                           December 31, 2003     December 31, 2002
                          ------------------    ------------------
                          Carrying     Fair     Carrying     Fair
                            Amount     Value      Amount     Value
                          --------   --------   --------   --------
                                        (in thousands)
Surplus notes             $ 49,801   $ 51,913   $ 49,793   $ 48,971
                          ========   ========   ========   ========

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to the carrying value and fair value of the Company's investments is disclosed in Note 2.

NOTE 10 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Activity in the liability for unpaid claims and claim adjustment expense is summarized as follows:

                                  December 31,
                                2003       2002
                              --------   --------
                                (in thousands)
Balance as of January 1       $161,037   $152,796
Incurred related to:
Current year                    91,862     80,743
Prior years                      6,927     11,821
                              --------   --------
Total incurred                  98,789     92,564
                              --------   --------
Paid related to :
Current year                    52,342     50,279
Prior years                     30,829     34,044
                              --------   --------
Total paid                      83,171     84,323
                              --------   --------
Balance as of December 31     $176,655   $161,037
                              ========   ========

The balance in the liability for unpaid claims and claim adjustment expenses is included in "Future policy benefits" and "Policy and contract claims" in the Consolidated Balance Sheets.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses increased by $6,927,000 and $11,821,000 in 2003 and 2002, respectively. Amounts related to incurred claims related to prior years' resulted from prior year claims being settled for amounts greater than originally estimated. Included in the above balances are reinsurance recoverables of $4,037,000 and $2,413,000 at 2003 and 2002, respectively.

NOTE 11 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Insurance Department, these Notes pay interest semi-annually on May 1 and November 1.
Interest expense of $4,100,000 was incurred in 2003 and 2002, and was recorded as a reduction of "Net investment income" in the Consolidated Statements of Income. In connection with issuing the Notes, Union Central incurred and capitalized $765,000 of issuance cost. This cost is recorded in "Other assets" in the Consolidated Balance Sheets, and totaled $587,000 and $613,000 as of December 31, 2003 and 2002, respectively. Issuance cost of $26,000 was amortized in 2003 and 2002, respectively, and recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Additionally, the Notes have an original issue discount of $260,000, which is deducted from the balance of the Notes. Issuance costs and original issue discount will be amortized under the straight-line method over the term of the Notes. Amortization relating to original issue discount of $9,000 was recorded in 2003 and 2002 in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Unamortized original issue discount of $198,000 and $207,000 was deducted from the balance of the Notes as of December 31, 2003 and 2002, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

NOTE 12 - COMPREHENSIVE INCOME

Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130) establishes the requirement for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined by the FASB as all changes in an enterprise's equity during a period other than those resulting from investments by owners and distributions to owners. Comprehensive income includes net income and other comprehensive income, which includes all other non-owner related changes to equity and includes unrealized gains and losses on available-for-sale debt and equity securities and minimum pension liability adjustments. FAS 130 also requires separate presentation of the accumulated balance of other comprehensive income within the equity section of a statement of financial position. The Company has presented the required displays of total comprehensive income and its components, along with the separate presentation of the accumulated balance of other comprehensive income within the Consolidated Statements of Equity.

Following are the FAS 130 disclosures of the related tax effects allocated to each component of other comprehensive income and the accumulated other comprehensive income balances required by FAS
130.

                                      Year Ended December 31, 2003
                                      ----------------------------
                                      Before-   Tax
                                        Tax   Expense/  Net-of-Tax
                                       Amount (Benefit)  Amount
                                      -------   ------  -------
                                            (in thousands)
Unrealized losses on securities:

Unrealized gains arising during 2003  $20,561   $7,196  $13,365

Less: reclassification adjustments
for gains realized in net income      (25,316)  (8,861) (16,455)
                                      -------   ------  -------
Net unrealized losses                  (4,755)  (1,665)  (3,090)
                                      -------   ------  -------
Minimum pension liability adjustment   (4,725)  (1,654)  (3,071)
                                       -------   ------  -------
Other comprehensive loss               $(9,480) $(3,319) $(6,161)
                                       =======   ======  =======

                                      Year Ended December 31, 2002
                                      ----------------------------
                                      Before-   Tax
                                        Tax   Expense/  Net-of-Tax
                                       Amount (Benefit)  Amount
                                      -------   -------  -------
                                            (in thousands)
Unrealized gains on securities:

Unrealized gains arising during 2002   $58,105  $20,337  $37,768

Less:  reclassification adjustments
for gains realized in net income        (3,817)  (1,336)  (2,481)
                                       -------  -------  -------
Net unrealized gains                    54,288   19,001   35,287
                                       -------  -------  -------
Minimum pension liability adjustment   (10,583)  (3,704)  (6,879)
                                       -------  -------  -------
Other comprehensive income             $43,705  $15,297  $28,408
                                       =======  =======  =======